[FRONT COVER]

VANGUARD(R)INTERNATIONAL STOCK INDEX FUNDS

ANNUAL REPORT * OCTOBER 31, 2002



VANGUARD EUROPEAN STOCK INDEX FUND
VANGUARD PACIFIC STOCK INDEX FUND
VANGUARD EMERGING MARKETS STOCK INDEX FUND
VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND
VANGUARD DEVELOPED MARKETS INDEX FUND
VANGUARD INSTITUTIONAL DEVELOPED MARKETS INDEX FUND

                                                           THE VANGUARD GROUP(R)

EARNING YOUR TRUST EVERY DAY
The latter part of 2001 and the first half of 2002 brought news of too many corporate scandals, with tales of greed and deception tarnishing Enron, Arthur Andersen, and WorldCom, among others.
     Given the questionable business dealings at some high-profile companies, investors can hardly be blamed for wondering whom they can trust.
     Vanguard is a name that should stand out. Why?
     Our unique corporate structure--The Vanguard Group is owned by each of its independently operated mutual funds and is charged with solely serving the funds' shareholders--ensures that our interests are aligned with yours. We have no other constituency to serve.
     We are client-focused because, quite frankly, it makes good business sense. Your trust is our most valuable asset, and every one of our crew members understands that his or her actions must meet the highest standards of ethical behavior and fiduciary responsibility.
     When you assess the combination of our organizational structure, the independent nature of each of our funds, our long track record of conducting business with integrity, and our total commitment to ethical behavior, we hope you will feel completely secure in entrusting your assets to us. There is no better place for them.

JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================
SUMMARY
* Returns for the Investor Shares of the Vanguard International Stock Index Funds ranged from 5.3% to -13.8% during the 12 months ended October 31, 2002, as the global bear market in stocks reached nearly three years in length.
* Our funds' results, which were generally lackluster in absolute terms, were mixed compared with the average returns of competing mutual funds.
* Stock investors with long time horizons should focus on their goals, and stay with diversified, balanced investment programs.

================================================================================
CONTENTS

 1 LETTER FROM THE CHAIRMAN
 8 FUND PROFILES
16 GLOSSARY OF INVESTMENT TERMS
17 PERFORMANCE SUMMARIES
26 YOUR FUND'S AFTER-TAX RETURNS
27 FINANCIAL STATEMENTS
78 ADVANTAGES OF VANGUARD.COM
================================================================================

LETTER FROM THE CHAIRMAN

FELLOW SHAREHOLDER,

The global bear market in stocks stretched into its third year during the 12 months ended October 31, 2002. The world's largest economies grew slowly, and stock prices fell in most of the developed markets. Amid these difficult conditions, the performances of the Vanguard(R) International Stock Index Funds were uninspiring. All but the Emerging Markets Stock Index Fund recorded declines.
     The table at left presents the total return (capital change plus reinvested dividends) for each of the funds' share classes. Among these are our Institutional Shares, offered for a minimum investment of $10 million, and our Admiral(TM) Shares, offered by the European and Pacific Stock Index Funds to shareholders whose sizable, long-tenured accounts bring economies of scale to our operations. Returns are also shown for the funds' average mutual fund peers and their target indexes. Each fund's total return is based on the change in its net asset value during the period and on the income dividends it paid. The table that follows this letter presents the funds' net asset values per share, as well as their distribution figures.

------------------------------------------------------------------------------
2002 TOTAL RETURNS                                           FISCAL YEAR ENDED
                                                                    OCTOBER 31
------------------------------------------------------------------------------
VANGUARD EUROPEAN STOCK INDEX FUND
  Investor Shares                                                       -13.8%
  Admiral Shares                                                        -13.7
  Institutional Shares                                                  -13.7
Average European Region Fund*                                           -13.3
MSCI Europe Index                                                       -13.9
------------------------------------------------------------------------------
VANGUARD PACIFIC STOCK INDEX FUND
  Investor Shares                                                       -12.7%
  Admiral Shares                                                        -12.5
  Institutional Shares                                                  -12.4
Average Pacific Region Fund*                                            -13.1
MSCI Pacific Index                                                      -11.5
------------------------------------------------------------------------------
VANGUARD EMERGING MARKETS STOCK INDEX FUND
  Investor Shares                                                         5.3%
  Institutional Shares                                                    5.4
Average Emerging Markets Fund*                                            7.2
Select Emerging Markets Free Index**                                      5.8
------------------------------------------------------------------------------
VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND                           -11.8%
Average International Fund*                                             -12.7
Total International Composite Index^                                    -11.7
------------------------------------------------------------------------------
VANGUARD(R) DEVELOPED MARKETS INDEX FUND                                -13.6%
Average International Fund*                                             -12.7
MSCI EAFE Index                                                         -13.2
------------------------------------------------------------------------------
VANGUARD INSTITUTIONAL DEVELOPED MARKETS INDEX FUND                     -13.4%
Average International Fund*                                             -12.7
MSCI EAFE Index                                                         -13.2
------------------------------------------------------------------------------
 *Derived from data provided by Lipper Inc.
**Consists of stocks that can be bought free of restrictions in 15 emerging markets of Europe, Asia, Africa, and Latin America (95%), and a cash component index (5%) based on the Lipper Money Market average. The stock component of the is administered exclusively for Vanguard by MSCI.
 ^Consists of the MSCI Europe Index (65%), the MSCI Pacific Index (26%), and the
  Select Emerging Markets Free Index (9%).

Developed Equity Markets Around the Globe Fell; the Emerging Markets Rose Overall, international markets did only marginally better than the U.S. stock market (see the Market Barometer table below). Stocks outside the United States, as measured by the Morgan Stanley Capital International All Country World Index Free ex USA, fell -10.9% in U.S. dollar terms. This return reflected significant declines in stock prices in developed markets, offset a bit by positive returns in the emerging markets. (Weak corporate earnings, accounting scandals, a tepid economy, and talk of war with Iraq plagued the U.S. stock market. The Wilshire 5000 Total Market Index posted a 12-month return of -13.4%.) See the table on the facing page for total returns for individual countries.

------------------------------------------------------------------------------
MARKET BAROMETER                                  AVERAGE ANNUAL TOTAL RETURNS
                                                PERIODS ENDED OCTOBER 31, 2001
                                              --------------------------------
                                                 ONE        THREE         FIVE
                                                YEAR        YEARS        YEARS
------------------------------------------------------------------------------
STOCKS
MSCI All Country World Index Free
  ex USA (International)                      -10.9%       -13.1%        -3.0%
Russell 1000 Index (Large-caps)               -14.6        -11.7          0.7
Russell 2000 Index (Small-caps)               -11.6         -3.2         -1.7
Wilshire 5000 Index (Entire market)           -13.4        -11.3          0.1
------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index
  (broad taxable market)                        5.9%         9.2%         7.4%
Lehman 10 Year Municipal Bond Index             6.2          8.2          6.3
Salomon Smith Barney 3-Month
  U.S. Treasury Bill Index                      1.9          4.1          4.4
==============================================================================
CPI
Consumer Price Index                            2.0%         2.5%         2.3%
------------------------------------------------------------------------------

The MSCI Europe, Australasia, Far East (EAFE) Index, a measure of equity performance in nearly two dozen developed nations, returned -13.2% in U.S. dollars. The decline was worse in local currencies, but the dollar weakened versus the British pound, the euro, and the Swiss franc, offsetting some of the damage for U.S. investors. British stocks, which carried the largest weighting (28%) in the EAFE Index as of October 31, declined -12.0% in dollars. Equities in Japan, the only other country to account for more than 10% of the index's market capitalization (at 21%), shed -16.4% of their value in dollars. On balance, European stocks were harder hit than their Pacific Rim counterparts. Across the developed international markets, growth stocks--those with comparatively high prices relative to earnings and other measures--held up slightly better than value stocks.
     The emerging stock markets, as measured by the Select Emerging Markets Free Index, gained 14.8% in local currencies. Here, however, currency fluctuations worked against U.S. investors, slicing the return to just 5.8% in dollars.

* WORLD ECONOMIES GREW, BUT NOT BY MUCH
As stocks fell, international economic growth resumed--but just barely. The real (inflation-adjusted) gross domestic product of the dozen member nations of Europe's Economic and Monetary Union grew 0.4% in both the first and second calendar quarters of 2002. Sluggish growth in personal spending and a second year of declining equipment purchases by businesses took the blame for the slow nature of the Eurozone recovery. The British economy proved stronger, though GDP growth in the United Kingdom remained well off the pace set in the late 1990s. The Japanese economy also expanded, ending a string of three consecutive quarterly declines in output. But falling consumer prices and the prospect for higher unemployment--one possible result of proposed banking reforms, which could force some businesses into bankruptcy--led analysts to caution that Japanese economic growth could falter once more.

------------------------------------------------------------------------------
TOTAL RETURNS                                                  12 MONTHS ENDED
                                                              OCTOBER 31, 2002
                                    ------------------------------------------
                                    BASED ON                          BASED ON
                                       LOCAL        CURRENCY              U.S.
INDEX/COUNTRY                       CURRENCY          IMPACT           DOLLARS
------------------------------------------------------------------------------
MSCI EUROPE                           -21.1%            7.2%            -13.9%
United Kingdom                        -18.2             6.2             -12.0
France                                -24.5             7.5             -17.0
Germany                               -29.9             7.0             -22.9
Switzerland                           -15.0             9.0              -6.0
Netherlands                           -22.5             7.7             -14.8
Italy                                 -18.4             8.1             -10.3
------------------------------------------------------------------------------
MSCI PACIFIC                          -12.5%            1.0%            -11.5%
Japan                                 -16.3            -0.1             -16.4
Hong Kong                              -0.5             0.0              -0.5
Singapore                              10.8             3.7              14.5
Australia                              -2.0             9.8               7.8
------------------------------------------------------------------------------
MSCI EAFE                             -18.7%            5.5%            -13.2%
------------------------------------------------------------------------------
SELECT EMERGING MARKETS FREE           14.8%           -9.0             % 5.8%
------------------------------------------------------------------------------
TOTAL INTERNATIONAL COMPOSITE         -15.7%            4.0%            -11.7%
------------------------------------------------------------------------------
Sources: Morgan Stanley Capital International, The Vanguard Group.

     On balance, advanced economies were on track to grow 1.7%, collectively, in 2002, up from 0.8% in 2001, the International Monetary Fund said in September. Developing economies, led by China, were expected to grow more than twice as much (+4.2%).
     The U.S. economy recovered from 2001's recession, but haltingly. The nation's gross domestic product, adjusted for inflation, surged 5.0% in the first calendar quarter of 2002, but the growth rate slowed as the year progressed. In a promising sign, however, business spending on computer hardware and software grew modestly between July and September after a lengthy period of steep declines.

OUR FUNDS' RESULTS WERE DISAPPOINTING IN FISCAL 2002
The 12 months ended October 31 brought disappointing results for the Vanguard International Stock Index Funds. Except for the Emerging Markets Stock Index Fund, each fund declined for the second--and, in some cases, the third--consecutive fiscal year. We thank shareholders who have stayed the course during troubling times, maintaining their trust in Vanguard and in the long-term health of the financial markets. We believe your patience will be rewarded, though we do not know when.

--------------------------------------------------------------------------------
TOTAL RETURNS                                                    12 MONTHS ENDED
                                                                OCTOBER 31, 2002
                                             -----------------------------------
                                                           MUTUAL
                                             VANGUARD        FUND
INDEX FUND                                       FUND     AVERAGE     DIFFERENCE
--------------------------------------------------------------------------------
European Stock
  Investor Shares                              -13.8%      -13.3%          -0.5%
Pacific Stock
  Investor Shares                              -12.7       -13.1            0.4
Emerging Markets Stock
  Investor Shares                                5.3         7.2           -1.9
Total International Stock                      -11.8       -12.7            0.9
Developed Markets                              -13.6       -12.7           -0.9
Institutional Developed Markets                -13.4       -12.7           -0.7
--------------------------------------------------------------------------------

     Investor Shares in the EMERGING MARKETS STOCK INDEX FUND returned 5.3%, lagging the fund's target index by 0.5 percentage point and the average emerging markets fund by 1.9 percentage points (see table at left).
     Investor Shares in the EUROPEAN STOCK INDEX FUND fell -13.8%. Our performance was in line with that of the MSCI Europe Index, but was marginally worse than the result for the average European stock fund.

-------------------
INVESTOR  SHARES IN
THE  PACIFIC  STOCK
INDEX FUND HELD UP
A BIT BETTER THAN
THE AVERAGE
PACIFIC STOCK FUND.
-------------------

     Investor Shares in the PACIFIC STOCK INDEX FUND (-12.7%) held up a bit better than the average Pacific stock fund (-13.1%). The fund lagged the return of the "standard" MSCI Pacific Index (-11.5%) but closely tracked the combination of MSCI's standard and "provisional" Pacific Indexes (-12.7%). Our shortfall versus the standard benchmark--a sizable 1.2 percentage points--is not a result of tracking error, but of a change to using the provisional index beginning in November of last year. These changes were in the works for some time (we first mentioned them to you in our June 30, 2001, semiannual report to shareholders). MSCI revised its international indexes to include more companies and to reflect the true market weight of each stock by including only those shares that are freely tradable. To cushion the effect of the changes, MSCI made them in stages and continued to publish the "old" versions of the indexes along with the new versions until May 2002. As we told you in earlier letters, Vanguard Quantitative Equity Group, the adviser for each of the Vanguard International Stock Index Funds, made plans to implement all of the MSCI changes in advance of the final changeover date, with the goal of minimizing transaction costs and protecting all the funds from the actions of speculators. The adviser began tracking the revised indexes in November 2001. In the case of the Pacific Stock Index Fund, it has mirrored the performance of the newly formulated benchmark. However, the "standard" index--the one whose results we show in the table on page 1--held up a little better during the fiscal year. Since May there has been just one index for the fund to track, and we are very confident in the adviser's ability to track it closely.
     The DEVELOPED MARKETS INDEX FUND and its companion, the INSTITUTIONAL DEVELOPED MARKETS INDEX FUND, returned -13.6% and -13.4%, respectively. As you know, they are funds of funds, investing in our European and Pacific Stock Index Funds so as to track the results of the EAFE Index. The Developed Markets Funds fell slightly short of this goal during the period, owing to the gap between the return of the Pacific Stock Index Fund and that of its index. The funds also lagged the average international stock fund (-12.7%).
     Our other fund of funds, the TOTAL INTERNATIONAL STOCK INDEX FUND, declined -11.8%, in line with the return of the Total International Composite Index and ahead of that of its average peer.

THE BEAR MARKET HAS HURT THE FUNDS' LONGER-TERM PERFORMANCES
By strategy, the Vanguard International Stock Index Funds remain fully exposed to equities at all times. So, naturally, the bear that took hold in many equity markets worldwide in March 2000 has dented the funds' long-term records. As shown in the table below, only the Investor Shares of the European Stock Index Fund have registered a gain (+8.2% on an average annual basis) over the last decade. Note, however, that only one other fund, the Pacific Stock Index Fund, was in existence for the full period, and in the face of a sustained bear market in Japan, it has produced a negative return for the decade. The other funds range in age from two years (the Developed Markets Index Funds)

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURNS                                                                     TEN YEARS ENDED OCTOBER 31, 2002*
                                           ------------------------------------------------------------------------
                                                       AVERAGE                          FINAL VALUE OF A $10,000
                                                    ANNUAL RETURN                           INITIAL INVESTMENT
                                           -------------------------------             ----------------------------
                                                        AVERAGE                                           AVERAGE
                                           VANGUARD   COMPETING      TARGET             VANGUARD        COMPETING
INDEX FUND                                     FUND        FUND      INDEX                  FUND             FUND
-------------------------------------------------------------------------------------------------------------------
European Stock Investor Shares                 8.2%        6.8%       8.2%              $ 22,073         $ 19,340
Pacific Stock Investor Shares                 -1.5        -0.7       -1.4                  8,596            9,340
Emerging Markets Stock Investor Shares        -1.4        -2.1       -2.2                  8,849            8,385
Total International Stock                     -2.5        -1.2       -2.7                  8,476            9,257
Developed Markets                            -18.6       -19.0      -18.6                  5,999            5,936
Institutional Developed Markets              -19.2       -19.7      -19.0              5,969,559**      5,885,077**
-------------------------------------------------------------------------------------------------------------------
 *Since inception for the Emerging Markets Stock Index Fund (May 4, 1994), the Total International Stock Index Fund
  (April 29, 1996), the Developed Markets Index Fund (May 8, 2000), and the Institutional Developed Markets Index Fund
  (June 1, 2000).
**Final value of a $10 million investment.

to eight years (the Emerging Markets Stock Index Fund). For investors working toward retirement or other goals that are many years away, periods shorter than a decade simply are not that long.
     We recognize, however, that even relatively short periods--such as the two and a half years that have passed since most stock markets peaked--can feel much longer. We look for reassurance from time to time ourselves. And we find some in the long-term record of successful index tracking established by Vanguard's Quantitative Equity Group. As shown in the table on the previous page, the largest difference between the long-term return of any of our funds and that of its target index is 0.8 percentage point per year. Because even index funds have operating expenses and incur transaction costs, it is no cinch for them to match the results of their unmanaged indexes, which exist only on paper and are not hampered by costs. Yet the Emerging Markets and Total International Stock Index Funds have held up better than their indexes, and our other funds have either matched their benchmarks or trailed them by no more than 0.2 percentage point per year.

----------------------
OUR LOW OPERATING
COSTS SHOULD MAKE
OUR RETURNS VERY
COMPETITIVE WITH
THOSE OF OTHER FUNDS
OVER EXTENDED PERIODS.
----------------------

     Compared with the average results of competing funds, most of which are actively managed, our International Stock Index Funds have posted mixed long-term results. The European, Emerging Markets, and both Developed Markets Funds have outpaced their average competitors, while the Pacific and Total International Funds have trailed their average peers.
     With respect to the future, though, we also draw comfort from our low operating costs. They should make our returns very competitive with those of other funds over extended periods. As you may know, our confidence flows from some straightforward math: Investor Shares in our funds carry expense ratios between 0.33% and 0.57% (between $3.30 and $5.70 each year per $1,000 in assets). Our average peers charge their shareholders between 1.69% and 2.23% ($16.90 to $22.30 per $1,000) of their assets each year--more than three times as much in each case. Funds that charge more must derive higher gross returns from the markets just to make up for their expenses. Delivering these higher returns is a tall order, especially over long periods.

IF YOUR TIME HORIZON IS LONG AND YOUR PORTFOLIO DIVERESIFIED STAY THE COURSE Influenced in part by fluctuating currencies, U.S. and international stock markets have historically taken turns in providing better returns. The U.S. market outperformed the developed international markets throughout much of the 1990s, as well as in 2000 and 2001. The developed international markets outpaced our own throughout much of the 1970s and 1980s.

     Investors who are tempted to chase performance--on the assumption that the most recent "winner" will continue to deliver the highest returns--should consider the long-term records of both the U.S. and the international markets. They are similar. Indeed, during the 30 calendar years between 1972 and 2001, the MSCI EAFE Index and the Wilshire 5000 Index each outperformed the other 15 times. The average annual returns during this period were 12.0% for U.S. stocks and 10.4% for international stocks. That's reason enough to stay the diversified course.

Sincerely,

John J. Brennan
Chairman and Chief Executive Officer

November 15, 2002

--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE:           OCTOBER 31, 2001-OCTOBER 31, 2002

                                                              DISTRIBUTIONS
                                                                PER SHARE
                                                         -----------------------
                               STARTING        ENDING         INCOME     CAPITAL
VANGUARD INDEX FUND         SHARE PRICE   SHARE PRICE      DIVIDENDS       GAINS
--------------------------------------------------------------------------------
European Stock
  Investor Shares                $19.50        $16.44         $0.440      $0.000
  Admiral Shares                  45.77         38.61          1.040       0.000
  Institutional Shares            19.52         16.46          0.459       0.000
--------------------------------------------------------------------------------
Pacific Stock
  Investor Shares                $ 6.79        $ 5.90         $0.032      $0.000
  Admiral Shares                  44.40         38.63          0.215       0.000
  Institutional Shares             6.79          5.91          0.038       0.000
--------------------------------------------------------------------------------
Emerging Markets Stock
  Investor Shares                $ 7.28        $ 7.48         $0.200      $0.000
  Institutional Shares             7.29          7.49          0.211       0.000
--------------------------------------------------------------------------------
Total International Stock        $ 8.99        $ 7.79         $0.165      $0.000
--------------------------------------------------------------------------------
Developed Markets Index Fund     $ 6.83        $ 5.80         $0.120      $0.000
--------------------------------------------------------------------------------
Institutional Developed Markets  $ 6.78        $ 5.76         $0.132      $0.000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND PROFILES                                             AS OF OCTOBER 31, 2002

These Profiles provide snapshots of each fund's characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on page 16.

EUROPEAN STOCK INDEX FUND
--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS

                                                       COMPARATIVE         BROAD
                                         FUND               INDEX*       INDEX**
--------------------------------------------------------------------------------
Number of Stocks                          557                  544         1,773
Turnover Rate                             15%                   --            --
Expense Ratio
  Investor Shares                       0.33%                   --            --
  Admiral Shares                        0.23%                   --            --
  Institutional Shares                  0.18%                   --            --
Cash Investments                         0.0%                   --            --
--------------------------------------------------------------------------------

------------------------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

BP PLC                                                  3.9%
 (oil)
GlaxoSmithKline PLC                                     3.1
 (pharmaceuticals)
Vodafone Group PLC                                      2.9
 (cellular telecommunications)
Novartis AG (Registered)                                2.8
 (pharmaceuticals)
HSBC Holdings PLC                                       2.8
 (banking)
Royal Dutch Petroleum Co.                               2.5
 (energy)
TotalFinaElf SA                                         2.4
 (integrated oil)
Nestle SA (Registered)                                  2.3
 (food, beverage, and tobacco)
Nokia Oyj                                               2.2
 (telecommunications)
AstraZeneca Group PLC                                   1.7
 (pharmaceuticals)
------------------------------------------------------------
Top Ten                                                26.6%
------------------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.


---------------------------------------------------------------
VOLATILITY MEASURES
                            COMPARATIVE                   BROAD
                      FUND       INDEX*         FUND    INDEX**
---------------------------------------------------------------
R-Squared             1.00         1.00         0.91       1.00
Beta                  1.00         1.00         1.05       1.00
---------------------------------------------------------------

---------------------------------------------------
COUNTRY DIVERSIFICATION (% OF COMMON STOCKS)

                                        COMPARATIVE
                                    FUND     INDEX*
---------------------------------------------------
United Kingdom                     39.1%      39.1%
France                              13.0       12.9
Switzerland                         11.4       11.4
Germany                              8.5        8.5
Netherlands                          7.6        7.7
Italy                                5.2        5.2
Spain                                4.4        4.4
Finland                              3.0        3.0
Sweden                               2.6        2.6
Belgium                              1.4        1.4
Ireland                              1.1        1.1
Denmark                              1.0        1.0
Norway                               0.6        0.6
Greece                               0.5        0.5
Portugal                             0.4        0.4
Austria                              0.2        0.2
---------------------------------------------------
Total                             100.0%     100.0%
---------------------------------------------------

 *MSCI Europe Index.
**MSCI All Country World Index Free ex USA.

--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
--------------------------------------------------------------------------------
                                                    COMPARATIVE            BROAD
                                      FUND               INDEX*          INDEX**
--------------------------------------------------------------------------------
Consumer Discretionary                9.9%                 9.9%            12.4%
Consumer Staples                     11.2                 11.2              9.0
Energy                               12.5                 12.5              9.6
Financials                           24.8                 24.8             24.5
Health Care                          12.7                 12.7              9.5
Industrials                           6.5                  6.5              8.2
Information Technology                4.3                  4.3              7.2
Materials                             5.3                  5.3              7.4
Telecommunication Services            8.2                  8.2              7.4
Utilities                             4.4                  4.6              4.8
Other                                 0.2                  0.0              0.0
--------------------------------------------------------------------------------

 *MSCI Europe Index.
**MSCI All Country World Index Free ex USA.

                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.

PACIFIC STOCK INDEX FUND
------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                   COMPARATIVE           BROAD
                                      FUND              INDEX*         INDEX**
------------------------------------------------------------------------------
Number of Stocks                       468                 467           1,773
Turnover Rate                          20%                 --               --
Expense Ratio
  Investor Shares                    0.40%                 --               --
  Admiral Shares                     0.30%                 --               --
  Institutional Shares               0.25%                 --               --
Cash Investments                      0.1%                 --               --
------------------------------------------------------------------------------

---------------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

Toyota Motor Corp.                             3.8%
 (automotive and transport equipment)
Sony Corp.                                     2.5
 (consumer electronics)
Takeda Chemical Industries Ltd.                2.2
 (pharmaceuticals)
NTT DoCoMo, Inc.                               2.1
 (telecommunications)
Canon, Inc.                                    2.0
 (computer hardware)
National Australia Bank Ltd.                   2.0
 (banking)
Matsushita Electric Industrial Co., Ltd.       1.5
 (consumer products)
Honda Motor Co., Ltd.                          1.5
 (automotive and transport equipment)
Mitsubishi Tokyo Financial Group Inc.          1.5
 (banking)
Commonwealth Bank of Australia                 1.4
 (banking)
---------------------------------------------------
Top Ten                                       20.5%
---------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.


---------------------------------------------------------------------
VOLATILITY MEASURES
                                    COMPARATIVE                 BROAD
                      FUND               INDEX*    FUND       INDEX**
---------------------------------------------------------------------
R-Squared             0.98                 1.00    0.62          1.00
Beta                  1.02                 1.00    0.82          1.00
---------------------------------------------------------------------


---------------------------------------------
COUNTRY DIVERSIFICATION (% OF COMMON STOCKS)

                                  COMPARATIVE
                              FUND     INDEX*
---------------------------------------------
Japan                        73.5%      73.8%
Australia                     16.8       16.6
Hong Kong                      5.9        5.8
Singapore                      3.2        3.2
New Zealand                    0.6        0.6
---------------------------------------------
Total                       100.0%     100.0%
---------------------------------------------


--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
--------------------------------------------------------------------------------
                                                    COMPARATIVE            BROAD
                                      FUND               INDEX*          INDEX**
--------------------------------------------------------------------------------
Consumer Discretionary                21.3%                21.2%           12.4%
consumer Staples                       5.8                  5.8             9.0
Energy                                 1.1                  1.1             9.6
Financials                            23.4                 23.3            24.5
Health Care                            5.5                  5.5             9.5
Industrials                           13.6                 13.7             8.2
Information Technology                11.0                 11.1             7.2
Materials                              8.1                  8.1             7.4
Telecommunication Services             4.5                  4.5             7.4
Utilities                              5.7                  5.7             4.8
--------------------------------------------------------------------------------
 *MSCI Pacific Index.
**MSCI All Country World Index Free ex USA.

EMERGING MARKETS STOCK INDEX FUND
--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                     COMPARATIVE           BROAD
                                      FUND                INDEX*         INDEX**
--------------------------------------------------------------------------------
Number of Stocks                       492                   473           1,773
Turnover Rate                          65%                    --              --
Expense Ratio
 Investor Shares                     0.57%                    --              --
 Institutional Shares                0.41%                    --              --
Cash Investments                      4.6%                    --              --
--------------------------------------------------------------------------------


----------------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------
Anglo American PLC                              4.7%
 (metals and mining)
Samsung Electronics Co., Ltd.                   3.6
 (electronics)
China Mobile (Hong Kong) Ltd.                   3.1
 (telecommunications)
Telefonos de Mexico SA                          3.0
 (telecommunications)
Taiwan Semiconductor Manufacturing Co., Ltd.    2.6
 (electronics)
Teva Pharmaceutical Industries Ltd.             2.2
 (pharmaceuticals)
Petroleo Brasileiro SA                          2.0
 (energy)
Sasol Ltd.                                      1.6
 (chemicals)
Kookmin Bank                                    1.5
 (banking)
Cemex SA CPO                                    1.2
 (materials and construction)
----------------------------------------------------
Top Ten                                        25.5%
----------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.


---------------------------------------------------------------------
VOLATILITY MEASURES
                                    COMPARATIVE                 BROAD
                      FUND               INDEX*    FUND       INDEX**
---------------------------------------------------------------------
R-Squared             1.00                 1.00    0.80          1.00
Beta                  0.99                 1.00    1.30          1.00
---------------------------------------------------------------------


----------------------------------------------------
COUNTRY DIVERSIFICATION (% OF COMMON STOCKS)
                                         COMPARATIVE
                                     FUND     INDEX*
----------------------------------------------------
South Africa                        18.6%      17.3%
Taiwan                              17.5       18.5
South Korea                         17.2       19.9
Mexico                              11.8       11.2
China                                9.5        9.0
Brazil                               9.3        8.8
Israel                               4.9        4.6
Thailand                             2.5        2.4
Poland                               1.9        1.8
Turkey                               1.8        1.7
Hungary                              1.7        1.6
Indonesia                            1.3        1.3
Philippines                          0.8        0.7
Czech Republic                       0.7        0.7
Argentina                            0.5        0.5
----------------------------------------------------
Total                              100.0%     100.0%
----------------------------------------------------


 *Select Emerging Markets Free Index.
**MSCI All Country World Index Free ex USA.

Emerging Markets Stock Index Fund continues on next page.

                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.

--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
                                                    COMPARATIVE            BROAD
                                      FUND               INDEX*          INDEX**
--------------------------------------------------------------------------------
Consumer Discretionary                 7.5%                16.1%           12.4%
Consumer Staples                       5.4                 12.0             9.0
Energy                                 5.4                  1.5             9.6
Financials                            18.3                 11.8            24.5
Health Care                            2.8                  1.2             9.5
Industrials                            5.5                  9.0             8.2
Information Technology                16.8                 11.6             7.2
Materials                             21.0                 21.3             7.4
Telecommunication Services            12.4                  9.4             7.4
Utilities                              2.3                  6.1             4.8
Other                                  2.6                  0.0             0.0
--------------------------------------------------------------------------------


 *Select Emerging Markets Free Index.
**MSCI All Country World Index Free ex USA.

TOTAL INTERNATIONAL STOCK INDEX FUND
---------------------------------------------
PORTFOLIO CHARACTERISTICS
                                         FUND
---------------------------------------------
Expense Ratio                              0%
Average Weighted Expense Ratio*         0.37%
---------------------------------------------

----------------------------------------------
TEN LARGEST HOLDINGS^^ (% OF TOTAL NET ASSETS)
BP PLC                                  2.2%
 (oil)
GlaxoSmithKline PLC                     2.0
 (pharmaceuticals)
Novartis AG (Registered)                1.8
 (pharmaceuticals)
HSBC Holdings PLC                       1.8
 (banking)
Vodafone Group PLC                      1.6
 (cellular telecommunications)
Toyota Motor Corp.                      1.0
 (automotive and transport equipment)
Anglo American PLC                      0.4
 (metals and mining)
Samsung Electronics Co. Ltd.            0.3
 (electronics)
China Mobile (Hong Kong) Ltd.           0.3
 (telecommunications)
Taiwan Semiconductor                    0.2
Manufacturing Co., Ltd.
 (electronics)
--------------------------------------------
Top Ten                                11.6%
--------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.


-------------------------------------------------------------------
VOLATILITY MEASURES
                                    COMPARATIVE               BROAD
                      FUND              INDEX**    FUND      INDEX^
-------------------------------------------------------------------
R-Squared             0.95                 1.00    0.99        1.00
Beta                  0.89                 1.00    1.01        1.00
-------------------------------------------------------------------


-------------------------------------------------------------
ALLOCATION TO UNDERLYING VANGUARD FUNDS

European Stock Index Fund Investor Shares               65.0%
Pacific Stock Index Fund Investor Shares                26.2
Emerging Markets Stock Index Fund Investor Shares        8.8
-------------------------------------------------------------
Total                                                  100.0%
-------------------------------------------------------------


--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
                                                         COMPARATIVE       BROAD
                                          FUND^^             INDEX**      INDEX^
--------------------------------------------------------------------------------
Consumer Discretionary                     12.1%               13.4%       12.4%
Consumer Staples                            9.3                 9.9         9.0
Energy                                      9.1                 8.5         9.6
Financials                                 23.3                23.4        24.5
Health Care                                 9.9                 9.8         9.5
Industrials                                 8.1                 8.5         8.2
Information Technology                      7.4                 6.7         7.2
Materials                                   7.9                 7.4         7.4
Telecommunication Services                  7.9                 7.4         7.4
Utilities                                   4.5                 5.0         4.8
Other                                       0.5                 0.0         0.0
--------------------------------------------------------------------------------

 *For underlying funds.
**Total International Composite Index.
 ^MSCI All Country World Index Free ex USA.
^^Reflects holdings of underlying funds.

                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.

DEVELOPED MARKETS INDEX FUND
------------------------------------------
PORTFOLIO CHARACTERISTICS

                                      FUND
------------------------------------------
Expense Ratio                           0%
Average Weighted Expense Ratio*      0.35%
------------------------------------------


-----------------------------------------------------
TEN LARGEST HOLDINGS** (% OF TOTAL NET ASSETS)

BP PLC                                           2.4%
 (oil)
GlaxoSmithKline PLC                              2.2
 (pharmaceuticals)
Novartis AG (Registered)                         2.0
 (pharmaceuticals)
HSBC Holdings PLC                                2.0
 (banking)
Vodafone Group PLC                               1.8
 (cellular telecommunications)
Royal Dutch Petroleum Co.                        1.8
 (energy)
TotalFinaElf SA                                  1.7
 (integrated oil)
Nestle SA (Registered)                           1.6
 (food, beverage, and tobacco)
Toyota Motor Corp.                               1.1
 (automotive and transport equipment)
Sony Corp.                                       0.6
 (consumer electronics)
-----------------------------------------------------
Top Ten                                         17.2%
-----------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.


------------------------------------------------------
ALLOCATION TO UNDERLYING VANGUARD FUNDS

European Stock Index Fund Investor Shares        71.2%
Pacific Stock Index Fund Investor Shares         28.8
------------------------------------------------------
Total                                           100.0%
------------------------------------------------------


--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
                                                    COMPARATIVE            BROAD
                                   FUND**                INDEX^          INDEX^^
--------------------------------------------------------------------------------
Consumer Discretionary               12.7%                13.1%            12.4%
Consumer Staples                      9.8                  9.7              9.0
Energy                                9.6                  9.2              9.6
Financials                           24.2                 24.5             24.5
Health Care                          10.9                 10.6              9.5
Industrials                           8.4                  8.5              8.2
Information Technology                6.1                  6.2              7.2
Materials                             6.1                  6.1              7.4
Telecommunication Services            7.2                  7.2              7.4
Utilities                             4.8                  4.9              4.8
Other                                 0.2                  0.0              0.0
--------------------------------------------------------------------------------


 *For underlying funds.
**Reflects holdings of underlying funds.
 ^MSCI EAFE Index.
^^MSCI All Country World Index Free ex USA.

INSTITUTIONAL DEVELOPED MARKETS INDEX FUND
-----------------------------------------------------
PORTFOLIO CHARACTERISTICS

                                                 FUND
-----------------------------------------------------
Expense Ratio                                      0%
Average Weighted Expense Ratio*                 0.20%
-----------------------------------------------------


----------------------------------------------------
TEN LARGEST HOLDINGS* (% OF TOTAL NET ASSETS)
----------------------------------------------------
BP PLC                                          2.4%
 (oil)
GlaxoSmithKline PLC                             2.2
 (pharmaceuticals)
Novartis AG (Registered)                        2.0
 (pharmaceuticals)
HSBC Holdings PLC                               2.0
 (banking)
Vodafone Group PLC                              1.8
 (cellular telecommunications)
Royal Dutch Petroleum Co.                       1.8
 (energy)
TotalFinaElf SA                                 1.7
 (integrated oil)
Nestle SA (Registered)                          1.6
 (food, beverage, and tobacco)
Toyota Motor Corp.                              1.1
 (automotive and transport equipment)
Sony Corp.                                      0.6
 (consumer electronics)
----------------------------------------------------
Top Ten                                        17.2%
----------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.


-------------------------------------------------------
ALLOCATION TO UNDERLYING VANGUARD FUNDS

European Stock Index Fund Institutional Shares    71.2%
Pacific Stock Index Fund Institutional Shares     28.8
-------------------------------------------------------
Total                                            100.0%
-------------------------------------------------------


--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
--------------------------------------------------------------------------------
                                                    COMPARATIVE            BROAD
                                    FUND**               INDEX^          INDEX^^
--------------------------------------------------------------------------------
Consumer Discretionary               12.7%                13.1%            12.4%
Consumer Staples                      9.8                  9.7              9.0
Energy                                9.6                  9.2              9.6
Financials                           24.2                 24.5             24.5
Health Care                          10.9                 10.6              9.5
Industrials                           8.4                  8.5              8.2
Information Technology                6.1                  6.2              7.2
Materials                             6.1                  6.1              7.4
Telecommunication Services            7.2                  7.2              7.4
Utilities                             4.8                  4.9              4.8
Other                                 0.2                  0.0              0.0
--------------------------------------------------------------------------------


 *For underlying funds.
**Reflects holdings of underlying funds.
 ^MSCI EAFE Index.
^^MSCI All Country World Index Free ex USA.

                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------
AVERAGE WEIGHTED EXPENSE RATIO. Funds that invest in other Vanguard funds incur no direct expenses, but do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds. The average weighted expense ratio is the average of these expense ratios, weighted in proportion to the amount of the fund invested in each underlying fund.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of a comparative index and an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts or other index-based products to simulate stock or bond investment.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by a comparative index or an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
TURNOVER  RATE. An indication of the fund's  trading  activity.  Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE SUMMARIES                                     AS OF OCTOBER 31, 2002

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the funds. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. European Stock Index Fund

EUROPEAN STOCK INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE OCTOBER 31, 1992-OCTOBER 31, 2002
--------------------------------------------------------------------------------



                     European                                  MSCI All
                        Stock       Average                     Country
                   Index Fund      European          MSCI         World
          Year/      Investor        Region        Europe         Index
        Quarter     Shares*          Fund**         Index   Free ex USA
        -------    ----------      --------        ------   -----------
         199210         10000         10000         10000         10000
         199301         10203         10318         10252         10138
         199304         11045         11131         11158         12308
         199307         11111         11240         11168         12844
         199310         12510         12446         12628         13735
         199401         13796         13774         13973         14803
         199404         13531         13698         13655         14494
         199407         13509         13361         13630         14839
         199410         13887         13582         14112         15361
         199501         13342         12924         13552         13924
         199504         14735         14184         14983         15201
         199507         16093         15203         16258         15772
         199510         15830         14850         16025         15071
         199601         16506         15492         16759         16255
         199604         17127         16728         17394         17061
         199607         17350         16470         17499         16328
         199610         18616         17378         18825         16664
         199701         19937         19048         20216         16792
         199704         20779         19594         21040         17208
         199707         23943         21363         24115         19669
         199710         23546         20920         23716         17475
         199801         25768         22707         26000         17978
         199804         30326         27281         30611         19982
         199807         32037         28032         32197         19731
         199810         29008         24152         29185         18329
         199901         31633         27121         31875         19958
         199904         32149         27226         32341         21476
         199907         31532         26583         31598         21910
         199910         32754         26741         32838         22959
         200001         34498         32160         34532         24735
         200004         35601         34112         35568         24887
         200007         35589         33577         35459         24285
         200010         33238         30092         33148         22484
         200101         34115         31279         34076         22542
         200104         30835         28149         30810         20602
         200107         28327         25555         28270         18836
         200110         25608         22301         25575         16879
         200201         25805         23268         25857         17113
         200204         27000         24602         27046         18291
         200207         23201         21091         23131         15967
         200210         22073         19340         22025         15042



                                                           AVERAGE ANNUAL TOTAL RETURNS
                                                          PERIODS ENDED OCTOBER 31, 2002
                                                         -------------------------------      FINAL VALUE
                                                           ONE          FIVE        TEN      OF A $10,000
                                                          YEAR         YEARS      YEARS        INVESTMENT
---------------------------------------------------------------------------------------------------------
European Stock Index Fund Investor Shares*             -13.81%        -1.28%      8.24%           $22,073
Average European Region Fund**                         -13.28         -1.56       6.82             19,340
MSCI Europe Index                                      -13.88         -1.47       8.22             22,025
MSCI All Country World Index Free ex USA               -10.88         -2.95       4.17             15,042
---------------------------------------------------------------------------------------------------------

                                                                                              FINAL VALUE
                                                           ONE                    SINCE     OF A $250,000
                                                          YEAR               INCEPTION^        INVESTMENT
---------------------------------------------------------------------------------------------------------
European Stock Index Fund Admiral Shares               -13.74%                  -17.65%          $197,399
MSCI Europe Index                                      -13.88                   -17.71            197,234
---------------------------------------------------------------------------------------------------------

                                                                                              FINAL VALUE
                                                          ONE                     SINCE  OF A $10,000,000
                                                         YEAR                INCEPTION^        INVESTMENT
---------------------------------------------------------------------------------------------------------
European Stock Index Fund Institutional Shares         -13.71%                  -17.13%        $6,297,260
MSCI Europe Index                                      -13.88                   -17.18          6,288,477
---------------------------------------------------------------------------------------------------------

 *Total  return  figures do not reflect the $10 annual  account  maintenance fee applied on balances under $10,000.
**Derived from data provided by Lipper Inc.
 ^Inception  dates are August 13, 2001, for the Admiral Shares and May 15, 2000,
  for the Institutional Shares.
Note: See Financial Highlights tables on pages 59 and 60 for dividend and capital gains information.

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1992-OCTOBER 31, 2002

                  EUROPEAN STOCK INDEX
    FISCAL YEAR   FUND INVESTOR SHARES   MSCI EUROPE INDEX
    -----------   --------------------   -----------------
           1993          25.1                  26.3
           1994          11.0                  11.7
           1995          14.0                  13.6
           1996          17.6                  17.5
           1997          26.5                  26.0
           1998          23.2                  23.1
           1999          12.9                  12.5
           2000           1.5                   0.9
           2001         -23.0                 -22.8
           2002         -13.8                 -13.9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2002

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                  TEN YEARS
                             INCEPTION      ONE     FIVE   ---------------------
                                  DATE     YEAR    YEARS   CAPITAL INCOME  TOTAL
--------------------------------------------------------------------------------
European Stock Index Fund
  Investor Shares*           6/18/1990  -18.90%    -4.06%    4.33%  2.15%  6.48%
  Admiral Shares             8/13/2001  -18.83   -25.17**      --     --     --
  Institutional Shares       5/15/2000  -18.81   -20.82**      --     --     --
--------------------------------------------------------------------------------
 *Total  return  figures do not reflect the $10 annual  account  maintenance fee applied on balances under $10,000.
**Returns are since inception.

PACIFIC STOCK INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE OCTOBER 31, 1992-OCTOBER 31, 2002


                     Pacific Stock                                       MSCI AC
          Year/       Index  Fund   Average Pacific        MSCI      World Index
        Quarter   Investor Shares    Region Fund**    Pacific Index  Free ex USA
        -------   ---------------   ---------------    ------------   ----------
         199210           10000        10000                10000          10000
         199301           10049         9969                10072          10138
         199304           13661        11786                13740          12308
         199307           14634        12243                14734          12844
         199310           14901        14426                14959          13735
         199401           15199        16232                15317          14803
         199404           15414        14867                15485          14494
         199407           15953        15345                16027          14839
         199410           16196        15783                16312          15361
         199501           14488        13093                14518          13924
         199504           15827        13853                15903          15201
         199507           15595        14969                15688          15772
         199510           14407        14218                14510          15071
         199601           15909        15125                16018          16255
         199604           17039        15895                17129          17061
         199607           15592        15379                15638          16328
         199610           14985        14701                15000          16664
         199701           13390        14072                13428          16792
         199704           13445        13942                13447          17208
         199707           15309        16404                15309          19669
         199710           12027        12483                12025          17475
         199801           11439        11591                11446          17978
         199804           10961        11371                10969          19982
         199807           10004        10749                10024          19731
         199810           10342        10208                10355          18329
         199901           11195        11383                11212          19958
         199904           13181        13791                13199          21476
         199907           14501        17016                14530          21910
         199910           15650        18371                15613          22959
         200001           16613        21840                16614          24735
         200004           16227        20180                16169          24887
         200007           14869        18090                14842          24285
         200010           14011        15865                13973          22484
         200101           12931        15209                12917          22542
         200104           12858        13898                12551          20602
         200107           11133        12553                11132          18836
         200110            9843        10742                 9830          16879
         200201            9004        10796                 9128          17113
         200204           10242        11652                10320          18291
         200207            9499        10928                 9601          15967
         200210            8596         9340                 8696          15042
--------------------------------------------------------------------------------


                                                     AVERAGE ANNUAL TOTAL RETURNS
                                                   PERIODS ENDED OCTOBER 31, 2002
                                                  ---------------------------------           FINAL VALUE
                                                      ONE          FIVE         TEN          OF A $10,000
                                                     YEAR         YEARS       YEARS            INVESTMENT
---------------------------------------------------------------------------------------------------------
Pacific Stock Index Fund Investor Shares*         -12.67%        -6.50%      -1.50%               $ 8,596
Average Pacific Region Fund**                     -13.05         -5.63       -0.68                  9,340
MSCI Pacific Index                                -11.54         -6.28       -1.39                  8,696
MSCI All Country World Index Free ex USA          -10.88         -2.95        4.17                 15,042
---------------------------------------------------------------------------------------------------------

                                                                                              FINAL VALUE
                                                      ONE                     SINCE         OF A $250,000
                                                     YEAR                INCEPTION^            INVESTMENT
---------------------------------------------------------------------------------------------------------
Pacific Stock Index Fund Admiral Shares           -12.55%                   -18.77%              $194,148
MSCI Pacific Index                                -11.54                    -18.05                196,221
---------------------------------------------------------------------------------------------------------

                                                                                              FINAL VALUE
                                                      ONE                     SINCE      OF A $10,000,000
                                                     YEAR                INCEPTION^            INVESTMENT
---------------------------------------------------------------------------------------------------------
Pacific Stock Index Fund Institutional Shares     -12.44%                   -21.95%            $5,434,533
MSCI Pacific Index                                -11.54                    -21.59              5,496,145
---------------------------------------------------------------------------------------------------------

 *Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Derived from data provided by Lipper Inc.
 ^Inception dates are August 13, 2001, for the Admiral Shares and May 15, 2000, for the Institutional Shares.
Note: See Financial Highlights tables on pages 61 and 62 for dividend information.

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%)                  OCTOBER 31, 1992-OCTOBER 31, 2002

    FISCAL YEAR      TOTAL RETURN    MSCI PACIFIC INDEX
           1993          49.0            49.6
           1994           8.7             9.0
           1995         -11.0           -11.0
           1996           4.0             3.4
           1997         -19.7           -19.8
           1998         -14.0           -13.9
           1999          51.3            50.8
           2000         -10.5           -10.5
           2001         -29.7           -29.7
           2002         -12.7           -11.5
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2002

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                                                TEN YEARS
                                                               ONE        FIVE      -------------------------------
                                          INCEPTION DATE      YEAR       YEARS      CAPITAL       INCOME      TOTAL
-------------------------------------------------------------------------------------------------------------------
Pacific Stock Index Fund
  Investor Shares*                             6/18/1990    -8.77%      -8.29%       -2.36%        0.83%     -1.53%
  Admiral Shares                               8/13/2001    -8.70     -17.71**          --           --         --
  Institutional Shares                         5/15/2000    -8.68     -21.60**          --           --         --
-------------------------------------------------------------------------------------------------------------------
 *Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Returns are since inception.

EMERGING MARKETS STOCK INDEX FUND
-----------------------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE MAY 4, 1994-OCTOBER 31, 2002

                     Emerging Markts                                                   MSCI AC
          Year/     Stock Index Fund   Average Emerging    Select Emerging         World Index
        Quarter    Investor Shares**      Markets FundY       Free Index**         Free ex USA
        -------    -----------------   ----------------    ---------------         ------------
       5/4/1994        9950               10000                  10000                 10000
         199407       11353               11174                  11374                 10985
         199410       12607               12325                  12506                 11371
         199501        9760                9783                   9626                 10307
         199504       10202               10085                  10071                 11252
         199507       11238               10471                  11125                 11675
         199510       10514                9985                  10365                 11156
         199601       12111               11293                  11884                 12033
         199604       12439               11741                  12203                 12629
         199607       11763               10636                  11449                 12087
         199610       12224               10894                  11908                 12335
         199701       13379               12468                  13070                 12430
         199704       13130               12827                  12837                 12738
         199707       14478               13871                  14127                 14560
         199710       10591               11240                  10363                 12936
         199801        9737               10493                   9562                 13308
         199804       11168               12034                  10947                 14791
         199807        9015                9508                   8845                 14606
         199810        8411                7662                   8198                 13568
         199901        8415                8128                   8206                 14774
         199904       11088               10064                  10721                 15897
         199907       11077               10465                  10743                 16218
         199910       11329               10402                  10973                 16995
         200001       13320               14055                  12953                 18309
         200004       12646               13067                  12317                 18423
         200007       12063               11803                  11650                 17977
         200010       10617               10113                  10274                 16643
         200101       11338               10999                  10966                 16686
         200104       10134                9692                   9828                 15250
         200107        9387                8740                   9100                 13943
         200110        8364                7819                   8119                 12495
         200201       10135                9919                   9845                 12668
         200204       10912               10793                  10609                 13540
         200207        9123                8783                   8888                 11820
         200210        8768                8385                   8263                 11474
--------------------------------------------------------------------------------------------


                                                               AVERAGE ANNUAL TOTAL RETURNS
                                                              PERIODS ENDED OCTOBER 31, 2002
                                                              ------------------------------      FINAL VALUE
                                                               ONE         FIVE        SINCE     OF A $10,000
                                                              YEAR        YEARS   INCEPTION*       INVESTMENT
-------------------------------------------------------------------------------------------------------------
Emerging Markets Stock Index Fund Investor Shares**          4.23%       -3.81%       -1.54%          $ 8,768
Average Emerging Markets FundY                               7.24        -5.69        -2.05             8,385
Select Emerging Markets Free Index^^                         5.79        -3.69        -2.22             8,263
MSCI All Country World Index Free ex USA                   -10.88        -2.95         1.63            11,474
-------------------------------------------------------------------------------------------------------------
                                                                                                  FINAL VALUE
                                                               ONE        SINCE              OF A $10,000,000
                                                              YEAR   INCEPTION*                    INVESTMENT
-------------------------------------------------------------------------------------------------------------
Emerging Markets Stock Index Fund Institutional Shares**     4.36%      -14.07%                    $6,993,618
Select Emerging Markets Free Index^^                         5.79       -13.62                      7,081,040
-------------------------------------------------------------------------------------------------------------
 *Inception dates are May 4, 1994, for the Investor Shares and June 22, 2000, for the Institutional Shares.
**Performance figures are adjusted for the 0.5% transaction fee on purchases and redemptions. For the Emerging
  Markets Stock Index Fund Investor Shares, the figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000; for the Emerging Markets Stock Index Fund Institutional Shares, this fee does not apply.
  YDerived from data provided by Lipper Inc.
^^Consists of stocks that can be bought free of restrictions in 15 emerging markets of Europe, Asia, Africa, and Latin
  America (95%), and a cash component (5%) based on the Lipper Money Market average. The stock component of the index is administered exclusively for Vanguard by MSCI.
Note: See Financial Highlights tables on pages 63 and 64 for dividend information.

-----------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) MAY 4, 1994-OCTOBER 31, 2002

                                        SELECT EMERGING
     FISCAL YEAR      TOTAL RETURN      MARKETS FREE INDEX*
     -----------      ------------      -------------------
           1994          26.7                 20.3
           1995         -16.6                -17.1
           1996          16.3                 14.9
           1997         -13.4                -13.4
           1998         -20.6                -20.9
           1999          34.7                 33.9
           2000          -6.3                 -6.4
           2001         -21.2                -21.0
           2002           5.3                  5.8
----------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2002

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                                              SINCE INCEPTION
                                                                    ONE       FIVE     -------------------------------
                                              INCEPTION DATE       YEAR      YEARS     CAPITAL        INCOME     TOTAL
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Stock Index Fund
 Investor Shares                                    5/4/1994      5.30%     -8.57%      -4.08%        1.89%     -2.19%
   Fee-Adjusted Returns**                                         4.27      -8.74       -4.19         1.90      -2.29
  Institutional Shares                             6/22/2000      5.44     -16.55^         --           --         --
   Fee-Adjusted Returns**                                         4.40     -16.91^         --           --         --
----------------------------------------------------------------------------------------------------------------------
 *Consists of stocks that can be bought free of restrictions in 15 emerging markets of Europe, Asia, Africa, and Latin
  America (95%), and a cash component (5%) based on the Lipper Money Market average. The stock component of the index is administered exclusively for Vanguard by MSCI.
**Performance figures are adjusted for the 0.5% transaction fee on purchases and redemptions. For the Emerging Markets
  Stock Index Fund Investor Shares the figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000; this fee does not apply to the fund's Institutional Shares.
 ^Returns since inception.

TOTAL INTERNATIONAL STOCK INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE APRIL 29, 1996-OCTOBER 31, 2002


               Total                 Average           Total             MSCI AC
  Year/     International        International     International     World Index
 Quarter   Stock Index Fund*          Fund**       Composite IndexY  Free ex USA
---------  -----------------     ---------------   ----------------  -----------
4/29/1996        10000                10000             10000          10000
   199604         9990                 9990              9990           9990
   199607         9610                 9653              9548           9561
   199610         9795                 9898              9747           9758
   199701         9817                10317              9800           9833
   199704        10006                10506              9977          10076
   199707        11414                11961             11335          11517
   199710        10006                10889              9938          10233
   199801        10281                11133             10230          10527
   199804        11403                12645             11348          11701
   199807        11322                12743             11236          11554
   199810        10604                11310             10526          10733
   199901        11462                12355             11392          11687
   199904        12370                13017             12267          12575
   199907        12545                13477             12416          12830
   199910        13164                13989             13008          13444
   200001        14053                15928             13884          14484
   200004        14145                15936             13946          14573
   200007        13714                15533             13505          14221
   200010        12759                14363             12570          13166
   200101        12784                14305             12612          13200
   200104        11833                13039             11606          12064
   200107        10711                11873             10568          11030
   200110         9610                10573              9487           9884
   200201         9629                10676              9543          10021
   200204        10315                11323             10199          10710
   200207         9009                 9877              8900           9350
   200210         8476                 9257              8373           8808
--------------------------------------------------------------------------------

                                                                 AVERAGE ANNUAL TOTAL RETURNS
                                                                PERIODS ENDED OCTOBER 31, 2002
                                                             ------------------------------------       FINAL VALUE
                                                                  ONE         FIVE          SINCE      OF A $10,000
                                                                 YEAR        YEARS      INCEPTION        INVESTMENT
-------------------------------------------------------------------------------------------------------------------
Total International Stock Index Fund*                         -11.80%       -3.26%         -2.51%            $8,476
Average International Fund**                                  -12.72        -3.26          -1.18              9,257
Total International Composite IndexY                          -11.74        -3.37          -2.69              8,373
MSCI All Country World Index Free ex USA                      -10.88        -2.95          -1.93              8,808
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL YEAR TOTAL RETURNS (%) APRIL 29, 1996-OCTOBER 31, 2002

          FISCAL    TOTAL INTERNATIONAL   TOTAL INTERNATIONAL
           YEAR      STOCK INDEX FUND       COMPOSITE INDEX^
           1996          -2.0                    -2.5
           1997           2.1                     2.0
           1998           6.0                     5.9
           1999          24.1                    23.6
           2000          -3.1                    -3.4
           2001         -24.7                   -24.5
           2002         -11.8                   -11.7
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2002


This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                                                SINCE INCEPTION
                                                                         ONE      FIVE    --------------------------
                                             INCEPTION DATE             YEAR     YEARS    CAPITAL    INCOME    TOTAL
--------------------------------------------------------------------------------------------------------------------
Total International Stock Index Fund*             4/29/1996          -14.17%    -6.14%     -4.89%     1.51%   -3.38%
--------------------------------------------------------------------------------------------------------------------
 *Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Derived from data provided by Lipper Inc.
 ^Consists of the MSCI Europe Index (65%), the MSCI Pacific Index (26%), and the Select Emerging Markets Free Index (9%).
Note: See Financial Highlights table on page 65 for dividend and capital gains information.

DEVELOPED MARKETS INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE MAY 8, 2000-OCTOBER 31, 2002

                  Developed         Average       MSCI        MSCI All
          Year/     Markets   International       EAFE      Country World
        Quarter       Index            Fund      Index      Index Ex USA
       --------   ---------   -------------      -----      -------------
       5/8/2000       10000           10000      10000          10000
         200007        9890            9992       9827           9934
         200010        9270            9239       9206           9197
         200101        9211            9202       9171           9221
         200104        8561            8372       8469           8427
         200107        7727            7638       7693           7705
         200110        6944            6801       6911           6905
         200201        6816            6867       6826           7000
         200204        7292            7291       7293           7482
         200207        6403            6364       6392           6532
         200210        5999            5936       5998           6153




AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED OCTOBER 31, 2002
--------------------------------------------------------------------------------
                                                                     FINAL VALUE
                                              ONE        SINCE      OF A $10,000
                                             YEAR    INCEPTION        INVESTMENT
--------------------------------------------------------------------------------
Developed Markets Index Fund*             -13.61%       -18.62%           $5,999
Average International Fund**              -12.72        -18.96             5,936
MSCI EAFE Index                           -13.21        -18.62             5,998
MSCI All Country World Index Free ex USA  -10.88        -17.97             6,119
--------------------------------------------------------------------------------

-----------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) MAY 8, 2000-OCTOBER 31, 2002


         FISCAL      DEVELOPED MARKETS        MSCI EAFE
          YEAR          INDEX FUND              INDEX
-----------------------------------------------------------
           2000           -7.3                 -7.9
           2001          -25.1                -24.9
           2002          -13.6                -13.2
-----------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2002

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                                            SINCE INCEPTION
                                                                            ONE     ---------------------------------
                                                  INCEPTION DATE           YEAR     CAPITAL      INCOME         TOTAL
---------------------------------------------------------------------------------------------------------------------
Developed Markets Index Fund*                           5/8/2000        -15.99%     -22.09%       1.11%       -20.98%
---------------------------------------------------------------------------------------------------------------------

 *Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Derived from data provided by Lipper Inc.
Note: See Financial Highlights table on page 66 for dividend information.

INSTITUTIONAL DEVELOPED MARKETS INDEX FUND

CUMULATIVE PERFORMANCE JUNE 1, 2000-OCTOBER 31, 2002

                Institutional
                 Developed        Average                       MSCI All Country
  Year/            Markets     International        MSCI EAFE        World Index
 Quarter        Index Fund          Fund              Index          Free ex USA
--------------------------------------------------------------------------------
6/1/2000          10000000        10000000           10000000           10000000
  200007           9830000         9905415            9834342            9866037
  200010           9200000         9160108            9213783            9117442
  200101           9161513         9123080            9178736            9153222
  200104           8500583         8299904            8475333            8346348
  200107           7676962         7572251            7699156            7637344
  200110           6894013         6742755            6916714            6843207
  200201           6767573         6808555            6830963            6937961
  200204           7244308         7228386            7299024            7415390
  200207           6363384         6309199            6396639            6473488
  200210           5969559         5885077            6002893            6120160
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                   AVERAGE ANNUAL TOTAL RETURNS
                                                                  PERIODS ENDED OCTOBER 31, 2002
                                                                 -------------------------------
                                                                                                        FINAL VALUE
                                                                         ONE         SINCE         OF A $10,000,000
                                                                        YEAR     INCEPTION               INVESTMENT
-------------------------------------------------------------------------------------------------------------------
Institutional Developed Markets Index Fund                           -13.41%       -19.24%              $5,969,559
Average International Fund*                                          -12.72        -19.71                5,885,077
MSCI EAFE Index                                                      -13.21        -19.05                6,002,893
MSCI All Country World Index Free ex USA                             -10.88        -18.40                6,120,160
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL YEAR TOTS RETURNS (%) JUNE 1, 2000-OCTOBER 31, 2002

    FISCAL YEAR      TOTAL RETURN   MSCI EAFE INDEX
        2000            -8.0          -7.9
        2001           -25.1         -24.9
        2002           -13.4         -13.2
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2002

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.
---------------------------------------------------------------------------------------------------------------------
                                                                                            SINCE INCEPTION
                                                                            ONE     ---------------------------------
                                                  INCEPTION DATE           YEAR     CAPITAL      INCOME         TOTAL
---------------------------------------------------------------------------------------------------------------------
Institutional Developed Markets Index Fund              6/1/2000        -15.96%     -22.93%       1.19%       -21.74%
---------------------------------------------------------------------------------------------------------------------

 *Derived from data provided by Lipper Inc.
Note: See Financial Highlights table on page 67 for dividend information.

YOUR FUND'S AFTER-TAX RETURNS

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund's distributions, and
(2) assuming that an investor paid taxes on the fund's distributions and sold all shares at the end of each period.
     Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. (In the example that assumes all fund shares were sold, a negative pre-tax total return translates into a higher after-tax return. This is because the calculation assumes that the investor received a tax deduction for the loss incurred on the sale.)
     The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.
     Finally, keep in mind that a fund's performance--whether before or after taxes--does not indicate how it will perform in the future.

------------------------------------------------------------------------------------------------------------
AVEARGE ANNUAL TOTAL RETURNS                                                  PERIODS ENDED OCTOBER 31, 2002

                                                                         ONE YEAR   FIVE YEARs     TEN YEARS
                                                                         -----------------------------------
European Stock Index Fund Investor Shares*
Returns Before Taxes                                                      -13.81%      -1.28%          8.24%
Returns After Taxes on Distributions                                      -14.48        -1.97          7.49
Returns After Taxes on Distributions and Sale of Fund Shares               -8.33        -1.15          6.72
------------------------------------------------------------------------------------------------------------
Pacific Stock Index Fund Investor Shares*
Returns Before Taxes                                                      -12.67%       -6.50%        -1.50%
Returns After Taxes on Distributions                                      -12.78        -6.77         -1.82
Returns After Taxes on Distributions and Sale of Fund Shares               -7.71        -5.10         -1.22
============================================================================================================
                                                                                                       SINCE
                                                                         ONE YEAR   FIVE YEARS    INCEPTION^
                                                                         -----------------------------------
Emerging Markets Stock Index Fund Investor Shares**
Returns Before Taxes                                                        4.23%       -3.81%        -1.54%
Returns After Taxes on Distributions                                        3.39        -4.66         -2.20
Returns After Taxes on Distributions and Sale of Fund Shares                2.78        -3.29         -1.43
============================================================================================================
Total International Stock Index Fund*
Returns Before Taxes                                                      -11.80%       -3.26%        -2.51%
Returns After Taxes on Distributions                                      -12.40        -3.95         -3.14
Returns After Taxes on Distributions and Sale of Fund Shares               -7.19        -2.81         -2.20
============================================================================================================
Developed Markets Index Fund*
Returns Before Taxes                                                      -13.61%          --        -18.62%
Returns After Taxes on Distributions                                      -14.18           --        -19.05
Returns After Taxes on Distributions and Sale of Fund Shares               -8.30           --        -14.55
============================================================================================================
Institutional Developed Markets Index Fund
Returns Before Taxes                                                      -13.41%          --        -19.24%
Returns After Taxes on Distributions                                      -14.05           --        -19.70
Returns After Taxes on Distributions and Sale of Fund Shares               -8.17           --        -15.04
============================================================================================================

 *Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Total returns are adjusted for the 0.5% transaction fee on purchases and redemptions. These figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
 ^Inception dates are May 4, 1994, for the Emerging Markets Stock Index Fund;
  April 29, 1996, for the Total International Stock Index Fund; May 8, 2000, for the Developed Markets Index Fund; and June 1, 2000, for the Institutional Developed Markets Index Fund.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                      AS OF OCTOBER 31, 2002

STATEMENT OF NET ASSETS
This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. European, Pacific, and Emerging Markets Stock Index Fund securities are grouped and subtotaled by asset type (common stocks, bonds, etc.) and by country; the Total International Stock, Developed Markets, and Institutional Developed Markets Index Funds list investments in shares of each Vanguard International Stock Index fund. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.
     At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
                                                                                                      VALUE*
EUROPEAN STOCK INDEX FUND                                                              SHARES          (000)
------------------------------------------------------------------------------------------------------------
COMMON STOCKS (99.7%)(1)
------------------------------------------------------------------------------------------------------------
Austria (0.2%)
  Erste Bank der Oesterreichischen Sparkassen AG                                       31,627         1,853
  OMV AG                                                                               16,097         1,561
* Telekom Austria AG                                                                  150,687         1,149
  Wienerberger AG                                                                      42,471           644
  Voestalpine AG                                                                       19,313           490
  Flughafen Wien AG                                                                    14,521           487
  Oesterreichische Elektrizitaetswirtschafts AG Class A                                 5,949           429
  Mayr-Melnhof Karton AG                                                                5,232           345
  Boehler-Uddeholm AG                                                                   7,527           333
  VA Technologies AG                                                                   13,213           224
* RHI AG                                                                               28,795           195
  BWT Best Water Technology AG                                                         12,573           134
                                                                                                  ----------
                                                                                                      7,844
                                                                                                  ----------
Belgium (1.4%)
  Fortis Group                                                                      1,172,338        21,455
  Electrabel SA                                                                        36,307         8,439
  Dexia                                                                               774,804         7,466
  Interbrew                                                                           181,618         4,092
  Kredietbank NPV                                                                     107,780         3,394
  Groupe Bruxelles Lambert SA                                                          83,063         3,064
  Solvay SA                                                                            50,848         3,059
  UCB SA                                                                              104,639         2,553
  Agfa Gevaert NV                                                                     135,381         2,527
  Delhaize Group                                                                       87,706         1,368
  Colruyt NV                                                                           20,509         1,051
  Omega Pharma SA                                                                      22,217           935
  Umicore                                                                              20,069           784
  Bekaert NV                                                                           16,894           639
  Barco NV                                                                             11,039           500
  D'Ieteren SA                                                                          3,630           469
  Compagnie Maritime Belge SA                                                           5,637           237
                                                                                                  ----------
                                                                                                     62,032
                                                                                                  ----------
Denmark (1.0%)
  Danske Bank A/S                                                                     663,073        10,559
  Novo Nordisk A/S B Shares                                                           326,972         9,019
  TDC A/S                                                                             155,845         3,364
  H. Lundbeck A/S                                                                      84,457         2,318
  Danisco A/S                                                                          70,198         2,282
  Group 4 Falck A/S                                                                    80,667         1,989
  D/S 1912 B Shares                                                                       330         1,926
  Vestas Wind Systems A/S                                                             126,132         1,807
  D/S Svendborg B Shares                                                                  225         1,739
* ISS A/S                                                                              52,543         1,694
  Carlsberg A/S B Shares                                                               29,563         1,387
  Novozymes A/S                                                                        66,834         1,220
  Coloplast A/S B Shares                                                               15,987         1,140
* William Demant A/S                                                                   37,790           735

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
                                                                                                      VALUE*
EUROPEAN STOCK INDEX FUND                                                              SHARES          (000)
------------------------------------------------------------------------------------------------------------
* GN Store Nord A/S                                                                   264,140           718
* Topdanmark A/S                                                                       31,003           711
  DSV, De Sammensluttede Vognmaend                                                     23,200           526
  Kobenhavns Lufthavne A/S                                                             7,598            518
* NEG Micon A/S                                                                        22,125           491
* East Asiatic Co. A/S                                                                 23,519           439
* FLS Industries A/S B Shares                                                          32,735           349
  Bang & Olufsen A/S B Shares                                                          14,447           283
  NKT Holding A/S                                                                      24,510           189
  TK Development A/S                                                                   12,504            85
                                                                                                  ----------
                                                                                                     45,488
                                                                                                  ----------
Finland (3.0%)
  Nokia Oyj                                                                         5,738,317        97,460
  UPM-Kymmene Oyj                                                                     297,085         9,635
  Stora Enso Oyj R Shares                                                             822,246         8,550
* Sonera Oyj                                                                          672,818         3,125
  Fortum Oyj                                                                          406,276         2,434
  Sampo Oyj A Shares                                                                  334,551         2,283
  Instrumentarium Oyj                                                                  58,305         1,444
  TietoEnator Oyj B Shares                                                            100,209         1,425
  Metso Oyj                                                                           121,537         1,125
  Kone Corp. B Shares                                                                  41,385         1,035
  Orion-Yhtyma Oyj B Shares                                                            43,399           853
  Amer Group Ltd.                                                                      27,206           811
  Kesko Oyj                                                                            73,501           800
  Outokumpu Oyj A Shares                                                               75,043           743
  Uponor Oyj                                                                           38,606           696
  Wartsila Oyj B Shares                                                                43,840           483
  Rautaruuki Oyj                                                                       97,515           352
  KCI Konecranes International PLC                                                     16,439           324
  Pohjola Group PLC D Shares                                                           22,761           300
                                                                                                  ----------
                                                                                                    133,878
                                                                                                  ----------
France (12.9%)
  TotalFinaElf SA                                                                     770,576       106,150
  Aventis SA                                                                          817,183        48,921
  BNP Paribas SA                                                                      964,629        38,460
  L'Oreal SA                                                                          408,428        30,417
  Carrefour SA                                                                        644,528        29,923
  Sanofi-Synthelabo SA                                                                486,550        29,754
  AXA                                                                               1,676,255        25,017
  Groupe Danone                                                                       153,881        19,963
  Societe Generale Class A                                                            363,097        18,393
  Suez SA                                                                             987,862        17,365
  L'Air Liquide SA (Registered)                                                       121,492        15,569
  STMicroelectronics NV                                                               705,853        14,015
* Lafarge SA                                                                          157,249        12,528
  LVMH Louis Vuitton Moet Hennessy                                                    266,405        11,959
* Schneider Electric SA                                                               246,790        11,438
  Vivendi Universal SA                                                                845,508        10,383
  Renault SA                                                                          189,280         8,904
  Accor SA                                                                            227,609         8,081
  Cie. de St. Gobain SA                                                               370,891         8,055
  PSA Peugeot Citroen                                                                 187,674         7,962
  Lagardere S.C.A.                                                                    160,037         7,048
  Alcatel SA                                                                        1,331,198         6,644
  Pinault-Printemps-Redoute SA                                                         81,341         6,509
  Castorama Dubois Investissement SA                                                   85,099         5,625
* France Telecom SA                                                                   486,814         5,583
  Bouygues SA                                                                         207,710         5,470
  Pernod Ricard SA                                                                     51,249         5,192
  Essilor International SA                                                            116,428         4,687
  Compagnie Generale des Etablissements Michelin SA B Shares                          155,952         4,534
* Arcelor                                                                             415,413         4,488
  Vinci SA                                                                             77,532         4,330
  Societe Television Francaise 1                                                      154,547         3,979
  European Aeronautic Defence and Space Co.                                           343,614         3,798
* Thomson SA                                                                          185,918         3,426
  Vivendi Universal SA ADR                                                            272,160         3,299
  Cap Gemini SA                                                                       121,160         2,979
  Unibail (Union du Credit-Bail Immobilier)                                            50,690         2,909
  Valeo SA                                                                             95,952         2,827
  Publicis Groupe SA                                                                  118,509         2,699
  Sodexho Alliance SA                                                                 105,503         2,591
  Pechiney SA A Shares                                                                 82,518         2,546
* Autoroutes du Sud de la France                                                       96,347         2,403
  Thales SA                                                                            80,886         2,183
  Etablissements Economiques du Casino Guichard-Perrachon SA                           33,956         2,140
* Alstom                                                                              304,321         1,588
  Technip-Coflexip SA                                                                  23,991         1,560
  Societe BIC SA                                                                       43,313         1,355
  Dassault Systemes SA                                                                 47,999         1,141
* Business Objects SA                                                                  74,011         1,096
  Imerys                                                                                9,549         1,092
  Air France                                                                           92,508         1,086
  Sagem SA                                                                             14,023         1,032
* Zodiac SA                                                                            47,285           945
* Atos Origin SA                                                                       23,919           883
  Altran Technologies SA                                                               76,497           462
* Club Mediterranee SA                                                                 16,906           407
                                                                                                  ----------
                                                                                                    583,793
                                                                                                  ----------
Germany (8.5%)Siemens AG                                                              968,170        45,821
  E.On AG                                                                             710,795        31,887
  Deutsche Bank AG                                                                    675,989        29,523
  Deutsche Telekom AG                                                               2,534,618        28,941
  BASF AG                                                                             659,268        24,444
  DaimlerChrysler AG (Registered)                                                     702,881        24,189

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
                                                                                                      VALUE*
                                                                                       SHARES          (000)
------------------------------------------------------------------------------------------------------------
  Allianz AG                                                                          225,217        23,660
  SAP AG                                                                              246,868        19,021
  MuenchenerRueckversicherungs-Gesellschaft AG (Registered)                           128,214        16,387
  Bayer AG                                                                            838,333        15,907
  RWE AG                                                                              443,006        13,771
  DaimlerChrysler AG                                                                  327,337        11,162
  Volkswagen AG                                                                       270,549        10,200
  Schering AG                                                                         214,742         9,757
  Bayerische Hypo-und Vereinsbank AG                                                  408,731         5,420
  Deutsche Post AG                                                                    470,658         4,815
  Porsche AG                                                                            9,502         4,559
  Henkel KGaA                                                                          69,310         4,397
  ThyssenKrupp AG                                                                     404,092         4,230
  Metro AG                                                                            176,097         4,126
* Infineon Technologies AG                                                            418,131         4,079
  Altana AG                                                                            84,765         4,056
  Adidas-Salomon AG                                                                    51,994         3,966
  Beiersdorf AG                                                                        35,605         3,924
  Linde AG                                                                            100,449         3,842
  Volkswagen AG Pfd.                                                                  126,907         3,488
  TUI AG                                                                              162,474         2,965
  Deutsche Boerse AG                                                                   74,146         2,675
* Deutsche Lufthansa AG                                                               229,701         2,634
* Continental AG                                                                      129,283         1,853
  Man AG                                                                              132,992         1,586
  Fresenius Medical Care AG                                                            48,454         1,528
  Wella AG                                                                             27,368         1,442
  HeidelbergerCement AG                                                                34,411         1,309
  Merck KGaA                                                                           55,601         1,217
  RWE AG Pfd.                                                                          46,956         1,193
  Gehe AG                                                                              30,992         1,186
  Buderus AG                                                                           51,344         1,180
* Qiagen NV                                                                           155,868         1,034
  Karstadt Quelle AG                                                                   49,761           955
  MLP AG                                                                               65,533           814
* EPCOS AG                                                                             59,070           619
  Fresenius Medical Care AG                                                            24,742           618
  ProSieben Sat.1 Media AG                                                             89,491           586
* WCM Beteiligungs-und Grundbesitz AG                                                 187,620           515
  Douglas Holding AG                                                                   23,062           486
  Hugo Boss AG Pfd.                                                                    36,340           367
  Aixtron AG                                                                           59,950           357
* SGL Carbon AG                                                                        24,682           194
                                                                                                  ----------
                                                                                                    382,885
                                                                                                  ----------
Greece (0.5%)
  Hellenic Telecommunication Organization SA                                          394,900         4,443
  National Bank of Greece SA                                                          219,060         3,193
  EFG Eurobank Ergasias                                                               188,929         2,107
  Alpha Credit Bank SA                                                                178,780         2,036
  Coca-Cola Hellenic Bottling Co. SA                                                  114,500         1,612
  Titan Cement Co. SA                                                                  34,000         1,224
  Commercial Bank of Greece SA                                                         82,860         1,090
  Vodafone-Panafon SA                                                                 197,910           917
  Bank of Piraeus                                                                     138,910           847
  Public Power Corp.                                                                   56,000           761
  Hellenic Petroleum SA                                                               108,000           642
  Intracom SA                                                                          90,280           511
  Hellenic Technodomiki Tev SA                                                         76,700           480
  Viohalco, Hellenic Copper & Aluminum Industry SA                                    111,900           474
  Papastratos Cigarettes Co. SA                                                        22,300           371
  Technical Olympic SA                                                                 93,299           285
  Folli-Follie SA                                                                      16,297           235
  Aluminum of Greece SA                                                                10,900           206
  M. J. Maillis SA                                                                     42,000           201
  Attica Enterprises SA                                                                68,600           188
  Athens Water Supply and Sewage Co. SA                                                36,900           143
  Hellenic Duty Free Shops SA                                                          25,300           137
                                                                                                  ----------
                                                                                                     22,103
                                                                                                  ----------
Ireland (1.1%)
  Allied Irish Banks PLC                                                            1,082,073        15,217
  Bank of Ireland                                                                   1,216,872        13,497
  CRH PLC                                                                             629,059         7,943
  Irish Life & Permanent PLC                                                          334,036         3,970
* Ryanair Holdings PLC                                                                454,473         2,925
  Kerry Group PLC A Shares                                                            147,764         1,917
  DCC PLC                                                                              95,704           905
  Independent News & Media PLC                                                        513,595           712
* Elan Corp. PLC                                                                      370,547           672
  Greencore Group PLC                                                                 203,025           523
* Waterford Wedgewood PLC                                                             816,839           388
* Elan Corp. PLC ADR                                                                   45,229            79
                                                                                                  ----------
                                                                                                     48,748
                                                                                                  ----------
Italy (5.2%)
  ENI SpA                                                                           3,382,286        46,961
  Telecom Italia SpA                                                                2,862,052        22,732
  Assicurazioni Generali SpA                                                        1,231,406        21,951
  Telecom Italia Mobile SpA                                                         4,586,965        21,305
  Unicredito Italiano SpA                                                           4,145,274        15,600
  STcom Italia SpA Risp.                                                            2,482,045        13,101
  ENEL SpA                                                                          2,558,268        12,566
  Autostrade-Concessioni e Costruzioni Autostrade SpA                                 998,721         8,259
  IntesaBCI SpA                                                                     4,281,842         7,272


------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
                                                                                                      VALUE*
EUROPEAN STOCK INDEX FUND                                                              SHARES          (000)
------------------------------------------------------------------------------------------------------------
  San Paolo-IMI SpA                                                                 1,046,391         6,528
  Riunione Adriatica di Sicurta SpA                                                   433,419         5,400
  Mediaset SpA                                                                        712,972         4,978
* Seat Pagine Gialle SpA                                                            6,078,583         4,166
  Alleanza Assicurazioni                                                              558,439         4,015
  Mediobanca Banca di Credito Finanziaria SpA                                         516,413         3,871
  Snam Rete Gas SpA                                                                   942,747         2,820
  Luxottica Group SpA                                                                 163,955         2,466
  Fiat SpA                                                                            293,069         2,444
  Italgas SpA                                                                         230,851         2,250
  Banca Monte dei Paschi di Siena SpA                                                 937,649         2,029
* Banca Nazionale del Lavoro (BNL)                                                  1,900,326         1,963
  Capitalia SpA                                                                     1,457,961         1,684
* Banca Popolare di Milano SpA                                                        460,519         1,605
  Banca Fideuram SpA                                                                  330,080         1,549
  Mediolanum SpA                                                                      261,205         1,446
  IntesaBCI SpA                                                                     1,137,354         1,375
  Parmalat Finanziaria SpA                                                            482,375         1,347
* Autogrill SpA                                                                       137,766         1,240
  Pirelli SpA                                                                       1,218,985         1,150
  Mondadori (Arnoldo) Editore SpA                                                     161,626           980
* Tiscali SpA                                                                         195,681           942
* Fineco SpA                                                                        1,887,270           867
  Italcementi SpA                                                                      98,254           863
  Benetton Group SpA                                                                   71,082           722
  Gruppo Editoriale L'Espresso SpA                                                    220,075           715
  Bulgari SpA                                                                         163,105           678
  La Rinascente SpA                                                                   153,218           675
* Snia SpA                                                                            340,343           640
* Alitalia SpA                                                                      2,286,882           607
  ACEA SpA                                                                            127,147           577
  Fiat SpA Risp.                                                                       87,104           413
  Fiat SpA Pfd.                                                                        83,704           385
* e.Biscom SpA                                                                         14,598           311
                                                                                                  ----------
                                                                                                    233,448
                                                                                                  ----------
Netherlands (7.6%)
  Royal Dutch Petroleum Co.                                                         2,568,741       111,117
  Unilever NV                                                                         690,651        44,287
  ING Groep NV                                                                      2,046,704        34,234
  Koninklijke (Royal) Philips Electronics NV                                        1,589,730        28,496
  ABN-AMRO Holding NV                                                               1,677,450        24,636
* Koninklijke KPN NV                                                                2,106,881        13,354
* Aegon NV                                                                            952,930        12,919
  Akzo Nobel NV                                                                       345,570        10,335
* Koninklijke Ahold NV                                                                775,369         9,752
  Heineken NV                                                                         236,367         9,497
  Reed Elsevier NV                                                                    757,333         9,443
  Verenigde Nederlandse Uitgeversbedrijven Verenigd Bezit                             266,750         7,162
  TPG NV                                                                              406,257         6,582
* Wolters Kluwer NV                                                                   325,808         5,714
* ASML Holding NV                                                                     514,336         4,508
  Koninklijke Numico NV                                                               178,109         2,840
  Aegon NV ARS                                                                        162,949         2,184
* IHC Caland NV                                                                        35,692         1,584
  Koninklijke Vendex KBB NV                                                           112,033         1,058
  Hagemeyer NV                                                                        131,850           999
  Oce NV                                                                               99,814           993
* Vedior NV                                                                           136,966           834
* Getronics NV                                                                        394,269           484
* Buhrmann NV                                                                         111,761           422
  KLM Royal Dutch Airlines NV                                                          32,897           384
* ASML Holding (New York)                                                              38,580           332
                                                                                                  ----------
                                                                                                    344,150
                                                                                                  ----------
Norway (0.6%)
  Norsk Hydro ASA                                                                     175,442         6,759
  Statoil ASA                                                                         524,450         3,808
  Orkla ASA                                                                           236,269         3,749
  DNB Holding ASA                                                                     482,636         2,226
  Telenor ASA                                                                         544,882         1,942
  Gjensidige Nor ASA                                                                   61,800         1,920
  Norske Skogindustrier ASA                                                           126,864         1,672
  Tomra Systems ASA                                                                   215,110         1,576
  Tandberg ASA                                                                        143,612         1,555
* Storebrand ASA                                                                      198,970           714
  Bergesen D.Y. ASA A Shares                                                           32,793           633
  Schibsted ASA                                                                        60,188           575
  Elkem ASA                                                                            17,656           432
  Smedvig ASA A Shares                                                                 66,983           310
  Frontline Ltd.                                                                       50,477           304
* Kvaerner ASA                                                                        574,944           250
  Bergesen D.Y. ASA B Shares                                                           13,506           218
* Merkantildata ASA                                                                   192,771           123
* EDB Business Partner ASA                                                             47,700           112
* Nera ASA                                                                            111,409           102
* Opticom ASA                                                                           7,711            86
  Smedvig ASA B Shares                                                                 15,440            62
* Petro Geo-Services ASA                                                              108,018            56
* Pan Fish ASA                                                                        142,200            39
                                                                                                  ----------
                                                                                                     29,223
                                                                                                  ----------
Portugal (0.4%)
  Portugal Telecom SGPS SA                                                          1,127,336         6,810
  Electricidade de Portugal SA                                                      2,158,157         3,291
  Banco Comercial Portugues SA                                                      1,230,722         2,584
  Brisa-Auto Estradas de Portugal SA                                                  359,858         1,835
  Banco Espirito Santo SA                                                             127,441         1,357

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
                                                                                                      VALUE*
                                                                                       SHARES          (000)
------------------------------------------------------------------------------------------------------------
  Banco Comercial Portugues SA                                                         27,639         1,251
  BPI-SGPS SA                                                                         480,695           966
  Cimpor-Cimento de Portugal SA                                                        43,051           695
* PT Multimedia-Servicos de Telecomunicacoes e  Multimedia SGPS SA                     59,980           475
* Sonae SGPS SA                                                                     1,145,395           431
* Jeronimo Martins & Filho SGPS SA                                                     54,568           327
                                                                                                  ----------
                                                                                                     20,022
                                                                                                  ----------

Spain (4.4%)
* Telefonica SA                                                                     5,030,053        47,722
  Banco Bilbao Vizcaya Argentaria SA                                                3,666,777        34,933
  Banco Santander Central Hispano SA                                                5,182,779        31,771
  Repsol-YPF SA                                                                     1,103,293        12,478
  Endesa SA                                                                         1,085,962        11,217
  Iberdrola SA                                                                        925,720        11,001
  Altadis SA                                                                          350,773         7,417
  Industria de Diseno Textil SA                                                       262,734         5,906
* Telefonica SA ADR                                                                   183,278         5,178
  Gas Natural SDG SA                                                                  271,356         4,555
  Union Fenosa SA                                                                     274,247         2,876
  Grupo Dragados SA                                                                   167,012         2,416
* Terra Networks SA                                                                   486,165         2,359
  Acerinox SA                                                                          51,429         1,827
  Grupo Ferrovial SA                                                                   75,726         1,762
  Acesa Infraestructuras SA                                                           161,831         1,699
  ACS, Actividades de Construccion y Servicios SA                                      51,908         1,439
  Amadeus Global Travel Distribution SA                                               282,344         1,392
  Acciona SA                                                                           34,293         1,324
  Fomento de Construc y Contra SA                                                      64,252         1,324
  Vallehermoso SA                                                                     143,247         1,177
  Metrovacesa SA                                                                       58,313         1,141
  Zeltia SA                                                                           158,091         1,040
* NH Hoteles SA                                                                       120,840         1,011
  Iberia (Linea Aer Espana)                                                           546,400           947
  Corporacion Mapfre SA                                                               103,766           702
  Telefonica Publicdad e Informacion SA                                               195,878           696
  Sociedad General de Aguas de Barcelona SA                                            76,040           680
  Promotora de Informaciones SA                                                        89,716           622
  Sol Melia SA                                                                        101,266           435
* TelePizza SA                                                                        194,632           177
                                                                                                  ----------
                                                                                                    199,224
                                                                                                  ----------
Sweden (2.6%)
* Telefonaktiebolaget LM Ericsson AB Class B                                       18,509,583        14,950
  Hennes & Mauritz AB B Shares                                                        573,694        11,146
  Nordea AB                                                                         2,706,176        11,076
  Svenska Handelsbanken AB A Shares                                                   658,936         8,415
  Svenska Cellulosa AB B Shares                                                       229,124         7,002
  Sandvik AB                                                                          265,721         6,322
  Electrolux AB Series B                                                              376,169         5,707
  Skandinaviska Enskilda Banken AB A Shares                                           570,242         4,948
  Securitas AB B Shares                                                               354,782         4,937
  Volvo AB B Shares                                                                   254,525         3,834
  Telia AB                                                                          1,089,203         3,544
  Assa Abloy AB                                                                       353,051         3,487
  Swedish Match AB                                                                    437,154         3,149
  Atlas Copco AB A Shares                                                             134,869         2,826
* Tele2 AB B Shares                                                                   106,948         2,451
  Skandia Forsakrings AB                                                            1,043,644         2,449
  Skanska AB B Shares                                                                 463,772         2,318
  Volvo AB A Shares                                                                   127,603         1,838
  SKF AB B Shares                                                                      68,588         1,718
  Atlas Copco AB B Shares                                                              85,261         1,670
  Holmen AB                                                                            58,700         1,461
* Nobel Biocare Holding AG                                                             26,100         1,450
  SKF AB A Shares                                                                      51,875         1,302
  Eniro AB                                                                            211,600         1,282
  Gambro AB A Shares                                                                  231,532         1,205
  Drott AB B Shares                                                                   109,718         1,018
  Svenskt Stal AB A Shares                                                             85,352           866
  Trelleborg AB B Shares                                                               96,499           785
  Svenska Handelsbanken AB B Shares                                                    60,496           733
* Modern Times Group AB                                                                63,233           642
  Hoganas AB B Shares                                                                  34,100           542
* SAS AB                                                                               87,688           517
  Gambro AB B Shares                                                                   95,297           478
  OM AB                                                                                61,071           331
  WM-Data AB Class B                                                                  306,640           313
  SAPA AB                                                                              10,500           181
  Svenskt Stal AB                                                                      16,919           163
                                                                                                  ----------
                                                                                                    117,056
                                                                                                  ----------
Switzerland (11.3%)
  Novartis AG (Registered)                                                          3,311,919       126,312
  Nestle SA (Registered)                                                              478,503       102,593
  UBS AG                                                                            1,478,505        70,460
  Roche Holdings AG                                                                   848,624        60,074
  Swiss Re (Registered)                                                               362,639        25,180
  Credit Suisse Group (Registered)                                                  1,227,659        23,452
  Zurich Financial Services AG                                                        174,153        16,398
  Cie. Financiere Richemont AG                                                        632,847        10,932

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
                                                                                                      VALUE*
EUROPEAN STOCK INDEX FUND                                                              SHARES          (000)
------------------------------------------------------------------------------------------------------------
  Swisscom AG                                                                          32,015         9,521
  Syngenta AG                                                                         128,829         7,667
  Roche Holdings AG (Bearer)                                                           58,415         7,005
  Adecco SA (Registered)                                                              157,288         6,180
  CIBA Specialty Chemicals AG (Registered)                                             79,492         5,600
  Holcim Ltd. B Shares                                                                 33,284         5,129
  Serono SA Class B                                                                     8,452         4,718
  Givaudan SA                                                                           8,471         3,546
  Synthes-Stratec Inc.                                                                  5,316         3,216
  Swatch Group AG (Bearer)                                                             38,745         3,163
  Clariant AG                                                                         166,755         2,626
  Lonza AG- Reg                                                                        35,062         2,132
* Centerpulse- (Registered)                                                            12,903         2,089
* Logitech International SA                                                            52,222         1,716
  SGS Societe Generale de Surveillance Holding SA (Registered)                          5,735         1,682
* UBS AG                                                                               35,370         1,674
* ABB Ltd.                                                                          1,078,392         1,439
  Swatch Group AG (Registered)                                                         83,712         1,375
  Schindler Holding AG (Ptg. Ctf.)                                                      6,502         1,114
  Valora Holding AG                                                                     4,958           856
  Unaxis Holding AG                                                                    11,691           700
* Kudelski SA                                                                          37,730           574
* Sulzer AG (Registered)                                                                3,949           483
* Kuoni Reisen Holding AG (Registered)                                                  3,512           478
  Tecan AG                                                                             15,340           473
  Georg Fischer AG (Registered)                                                         3,998           454
  Forbo Holding AG (Registered)                                                         1,524           446
* Publigroupe SA                                                                       2,505            382
  Phonak Holding AG                                                                   41,602            333
                                                                                                  ----------
                                                                                                    512,172
                                                                                                  ----------
United Kingdom (39.0%)
  BP PLC                                                                           23,684,110       151,921
  GlaxoSmithKline PLC                                                               7,338,063       140,061
  HSBC Holdings PLC                                                                11,301,262       125,888
  Vodafone Group PLC                                                               70,570,121       113,443
  AstraZeneca Group PLC                                                             2,090,303        77,996
  Royal Bank of Scotland Group PLC                                                  3,287,503        77,355
  Shell Transport & Trading Co. PLC                                                11,800,877        75,835
  Lloyds TSB Group PLC                                                              6,744,617        58,036
  Barclays PLC                                                                      8,013,775        55,416
  HBOS PLC                                                                          4,563,078        50,508
  Diageo PLC                                                                        3,934,526        44,351
  Unilever PLC                                                                      3,341,930        33,018
  BT Group PLC                                                                     10,476,479        29,749
  National Grid Transco PLC                                                         3,752,347        26,711
  Tesco PLC                                                                         8,463,005        26,250
  Rio Tinto PLC                                                                     1,286,538        23,248
  BP PLC ADR                                                                          575,360        22,123
  Aviva PLC                                                                         2,718,146        20,838
  British American Tobacco PLC                                                      1,976,382        20,222
  Vodafone Group PLC ADR                                                            1,177,400        18,744
  Prudential PLC                                                                    2,410,224        17,233
  BG Group PLC                                                                      4,258,660        16,990
  Marks & Spencer Group PLC                                                         2,788,921        16,330
  Cadbury Schweppes PLC                                                             2,484,227        16,168
  Centrica PLC                                                                      5,100,324        14,523
* British Sky Broadcasting Group PLC                                                1,486,262        14,033
  BHP Billiton PLC                                                                  2,831,467        13,821
  Imperial Tobacco Group PLC                                                          881,278        13,788
  Legal & General Group PLC                                                         7,832,059        13,601
  Reed Elsvier PLC                                                                  1,530,870        13,520
  Compass Group PLC                                                                 2,695,329        11,944
  Reckitt Benckiser PLC                                                               652,549        11,843
  BAA PLC                                                                           1,287,337        11,490
  GUS PLC                                                                           1,215,643        10,983
  Kingfisher PLC                                                                    3,122,827        10,919
  BAE Systems PLC                                                                   3,686,149        10,741
  Pearson PLC                                                                         966,744        10,315
  Scottish & Southern Energy PLC                                                    1,038,978        10,306
  Boots Co. PLC                                                                     1,071,395         9,973
  ScottishPower PLC                                                                 1,622,324         8,909
  Six Continents PLC                                                                1,044,920         8,485
  BOC Group PLC                                                                       600,097         8,440
  J. Sainsbury PLC                                                                  1,754,107         7,753
  Rentokil Initial PLC                                                              2,281,597         7,737
  Smiths Group PLC                                                                    671,591         7,707
  Amersham PLC                                                                        845,928         7,636
  Scottish & Newcastle PLC                                                            926,626         7,176
  Dixons Group PLC                                                                  2,349,031         7,001
  WPP Group PLC                                                                     1,003,928         6,809
  Land Securities Group PLC                                                           555,110         6,657
  Smith & Nephew PLC                                                                1,119,167         6,654
  SABMiller PLC                                                                       965,052         6,522
  Cable and Wireless PLC                                                            2,733,416         6,329
  United Utilities PLC                                                                671,846         6,213
  P & O Princess Cruises PLC                                                          836,052         6,135
  Wolseley PLC                                                                        696,260         5,828
  3i Group PLC                                                                        738,992         5,769
  Imperial Chemical Industries PLC                                                  1,437,355         5,644
  Next PLC                                                                            384,650         5,356
  Hilton Group PLC                                                                  1,900,190         5,173
  Reuters Group PLC                                                                 1,728,776         5,098
  Man Group PLC                                                                       319,232         4,755
  Amvesco PLC                                                                         760,209         4,710

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
                                                                                                      VALUE*
                                                                                       SHARES          (000)
------------------------------------------------------------------------------------------------------------
  Safeway PLC                                                                       1,271,251         4,415
  British Land Co., PLC                                                               624,787         4,379
  Severn Trent PLC                                                                    415,164         4,287
  Invensys PLC                                                                      4,224,352         4,230
  Hanson PLC                                                                          885,479         4,017
  Bunzl PLC                                                                           563,426         4,011
  Granada PLC                                                                       3,338,707         3,839
  Exel PLC                                                                            359,720         3,697
  Johnson Matthey PLC                                                                 265,169         3,584
* Canary Wharf Group PLC                                                              589,317         3,457
  ScottishPower PLC ADR                                                               154,280         3,366
  Rexam PLC                                                                           525,739         3,358
  The Sage Group PLC                                                                1,461,849         3,339
  Rank Group PLC                                                                      713,807         3,306
  Daily Mail and General Trust                                                        367,982         3,224
  Provident Financial PLC                                                             296,147         3,171
  Royal & Sun Alliance Insurance Group PLC                                          1,724,992         3,131
  Whitbread PLC                                                                       355,639         3,041
  GKN PLC                                                                             876,142         3,036
  Signet Group PLC                                                                  2,061,694         2,871
  Brambles Industries PLC                                                             869,446         2,857
  Capita Group PLC                                                                    814,171         2,853
  Rolls-Royce PLC                                                                   1,743,192         2,843
  Kelda Group PLC                                                                     475,998         2,815
  EMI Group PLC                                                                       951,069         2,805
  Hays PLC                                                                          1,988,018         2,791
  WPP Group PLC ADR                                                                    78,406         2,662
  Tate & Lyle PLC                                                                     496,049         2,619
  BPB PLC                                                                             591,477         2,610
  Hammerson PLC                                                                       338,557         2,587
  Slough Estates PLC                                                                  501,331         2,573
* Corus Group PLC                                                                   3,750,334         2,495
  Associated British Ports Holdings PLC                                               396,598         2,482
  The Peninsular & Oriental Steam Navigation Co.                                      818,985         2,438
  Misys PLC                                                                           702,113         2,293
  Electrocomponents PLC                                                               520,520         2,211
* International Power PLC                                                           1,344,006         2,092
* RT Group PLC                                                                        526,885         2,046
  RMC Group PLC                                                                       320,179         2,029
  Taylor Woodrow PLC                                                                  666,837         1,987
  George Wimpey PLC                                                                   453,321         1,950
  Barratt Developments PLC                                                            287,050         1,841
* Celltech Group PLC                                                                  333,052         1,824
  IMI PLC                                                                             425,966         1,746
  FirstGroup PLC                                                                      507,904         1,724
  United Business Media PLC                                                           405,067         1,622
  BBA Group PLC                                                                       552,912         1,531
  Carlton Communications PLC                                                          764,357         1,495
  The Berkeley Group PLC                                                              160,840         1,490
  Close Brothers Group PLC                                                            172,013         1,467
  Aegis Group PLC                                                                   1,323,712         1,429
  Schroders PLC                                                                       152,548         1,395
  Chubb PLC                                                                         1,001,487         1,379
* British Airways PLC                                                                 664,422         1,375
  Logica PLC                                                                          540,661         1,320
  AWG PLC                                                                             214,780         1,304
  SSL International PLC                                                               228,055         1,261
  Securicor PLC                                                                       756,386         1,243
  Serco Group PLC                                                                     524,821         1,228
  Balfour Beatty PLC                                                                  501,376         1,220
  Amec PLC                                                                            357,579         1,165
  Pilkington PLC                                                                    1,223,169         1,110
* ARM Holdings PLC                                                                  1,220,268         1,079
  Kidde PLC                                                                           994,273         1,042
  De La Rue Group PLC                                                                 233,813           887
  CMG PLC                                                                             748,280           843
  Great Portland Estates PLC                                                          228,775           838
  Novar PLC                                                                           507,249           818
  FKI PLC                                                                             687,255           753
  Aggreko PLC                                                                         299,649           563
  Stagecoach Group PLC                                                              1,258,250           290
* BTG PLC                                                                             121,499           200
  Spirent PLC                                                                         938,770           184
  MyTravel Group PLC                                                                  525,868           138
  Amey PLC                                                                            290,802           130
                                                                                                  ----------
                                                                                                  1,760,461
------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $5,074,649)                                                                               4,502,527
------------------------------------------------------------------------------------------------------------
                                                                                         FACE
                                                                                       AMOUNT
                                                                                        (000)
------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (5.4%)(1)
------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.
(2) 1.56%, 1/8/2003                                                                   $ 3,000         2,991
Repurchase Agreements
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  1.92%, 11/1/2002                                                                     10,257        10,257
  1.92%, 11/1/2002--Note G                                                            229,644       229,644
------------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $242,892)                                                                                   242,892
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (105.1%)
  (Cost $5,317,541)                                                                               4,745,419
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
                                                                                                      VALUE*
EUROPEAN STOCK INDEX FUND                                                                              (000)
------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-5.1%)
------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                               $ 20,907
Security Lending Collateral Payable
to Brokers--Note G                                                                                 (229,644)
Other Liabilities                                                                                   (20,813)
                                                                                                 -----------
                                                                                                   (229,550)
                                                                                                 -----------
------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                $4,515,869
============================================================================================================
  *See Note A in Notes to Financial Statements.
  *Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent
   100.1% and 5.0%, respectively, of net assets. See Note F in Notes to Financial
   Statements.
(2)Security segregated as initial margin for open futures contracts.
ADR--American Depositary Receipt.
ARS--American Registered Share.
(Ptg. Ctf.)--Participating Certificate.
------------------------------------------------------------------------------------------------------------
                                                                                                      AMOUNT
                                                                                                       (000)
------------------------------------------------------------------------------------------------------------
AT OCTOBER 31, 2002, NET ASSETS CONSISTED OF:
------------------------------------------------------------------------------------------------------------
Paid-in Capital                                                                                  $5,315,413
Undistributed Net Investment Income**                                                               103,029
Accumulated Net Realized Losses**                                                                  (331,015)
Unrealized Appreciation (Depreciation)**
Investment Securities                                                                              (572,122)
Futures Contracts                                                                                       (68)
Foreign Currencies and
Forward Currency Contracts                                                                              632
------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                       $4,515,869
------------------------------------------------------------------------------------------------------------
Investor Shares--Net Assets
Applicable to 235,429,796 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                                                        $3,869,843
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                                                          $16.44
------------------------------------------------------------------------------------------------------------
Admiral Shares--Net Assets
Applicable to 8,686,352 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                                                          $335,362
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES                                                           $38.61
------------------------------------------------------------------------------------------------------------
Institutional Shares--Net Assets
Applicable to 18,875,081 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                                                          $310,664
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                                                     $16.46
============================================================================================================
**See  Notes  E and  F in  Notes  to  Financial  Statements  for  the  tax-basis components of net assets.

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
                                                                                                      VALUE*
PACIFIC STOCK INDEX FUND                                                               SHARES          (000)
------------------------------------------------------------------------------------------------------------
COMMON STOCKS (98.7%)(1)
Australia (16.6%)
  National Australia Bank Ltd.                                                      1,677,039        31,992
  Commonwealth Bank of Australia                                                    1,356,668        22,891
  BHP Billiton Ltd.                                                                 4,013,764        21,587
  Australia & New Zealand Bank Group Ltd.                                           1,621,093        16,942
  Westpac Banking Corp., Ltd.                                                       1,905,594        15,019
  News Corp. Ltd. Pfd.                                                              2,092,840        10,338
  News Corp. Ltd.                                                                   1,585,311         9,362
  AMP Ltd.                                                                          1,233,581         8,695
  Woolworths Ltd.                                                                   1,139,943         7,789
  Telstra Corp. Ltd.                                                                2,384,016         6,298
  Rio Tinto Ltd.                                                                      339,724         6,024
  Wesfarmers Ltd.                                                                     404,966         5,923
  Foster's Group Ltd.                                                               2,234,263         5,890
  WMC Ltd.                                                                          1,213,055         5,110
  Coles Myer Ltd.                                                                   1,218,736         4,322
  Westfield Trust (Units)                                                           2,170,620         4,096
  Amcor Ltd.                                                                          898,161         4,053
  Brambles Industries Ltd.                                                          1,056,780         4,018
  Suncorp-Metway Ltd.                                                                 567,403         3,820
  Woodside Petroleum Ltd.                                                             506,310         3,378
  Macquarie Infrastucture Group                                                     2,041,166         3,274
  General Property Trust                                                            2,080,031         3,256
  Westfields Holdings Ltd.                                                            460,987         3,170
  CSR Ltd.                                                                          1,031,293         3,148
  Macquarie Bank Ltd.                                                                 214,649         2,721
  Australian Gas Light Co., Ltd.                                                      461,922         2,615
  Tabcorp Holdings Ltd.                                                               405,480         2,606
  QBE Insurance Group Ltd.                                                            603,330         2,578
  Lend Lease Corp.                                                                    425,149         2,343
  Santos Ltd.                                                                         664,564         2,305
  Stockland Trust Group Ltd.                                                          879,669         2,246
  Insurance Australia Group Ltd.                                                    1,566,578         2,165
  Southcorp Ltd.                                                                      680,479         1,870
  Mayne Group Ltd.                                                                    874,565         1,747
  CSL Ltd.                                                                            171,958         1,689
  Orica Ltd.                                                                          298,313         1,672
  James Hardie Industries NV                                                          444,098         1,528
  Mirvac Group                                                                        655,085         1,502
  Origin Energy Ltd.                                                                  693,835         1,444
  Boral Ltd.                                                                          615,993         1,426
* BHP Steel Ltd.                                                                      851,269         1,407
  Patrick Corp. Ltd.                                                                  176,700         1,387
  M.I.M. Holdings Ltd.                                                              2,147,791         1,359
  Coca-Cola Amatil Ltd.                                                               446,447         1,308
  John Fairfax Holdings Ltd.                                                          775,358         1,257
  Newcrest Mining Ltd.                                                                343,360         1,119
  Goodman Fielder Ltd.                                                              1,317,465         1,075
  Paperlinx Ltd.                                                                      380,971         1,066
  Cochlear Ltd.                                                                        56,855         1,064
  Transurban Group                                                                    467,458         1,024
  CFS Gandel Retail Trust                                                           1,255,046           919
  Tab Ltd.                                                                            494,142           869
  Principal Office Fund                                                             1,027,602           827
  Sonic Healthcare Ltd.                                                               234,651           822
  Deutsche Office Trust                                                             1,210,302           806
  Harvey Norman Holdings Ltd.                                                         558,705           785
  Aristocrat Leisure Ltd.                                                             285,956           775
  Leighton Holdings Ltd.                                                              147,611           770
  Commonwealth Property Office Fund                                                 1,114,930           736
* Ansell Ltd.                                                                         184,261           723
  BRL Hardy Ltd.                                                                      168,489           722
  Australian Stock Exchange Ltd.                                                      108,445           692
  Publishing & Broadcasting Ltd.                                                      145,693           660
  Iluka Resources Ltd.                                                                245,083           653
  AMP Diversified Property Ltd.                                                       445,033           635
  Computershare Ltd.                                                                  473,056           583
  OneSteel Ltd.                                                                       556,952           482
  Futuris Corp., Ltd.                                                                 638,532           397
  Sons of Gwalia Ltd.                                                                 151,801           223
  David Jones Ltd.                                                                    325,896           195
  Energy Developments Ltd.                                                             77,445           108
                                                                                                  ----------
                                                                                                    268,300
                                                                                                  ----------
Hong Kong (5.8%)
  Hutchison Whampoa Ltd.                                                            2,312,600        14,233
  Cheung Kong Holdings Ltd.                                                         1,664,100        11,042
  Hang Seng Bank Ltd.                                                                 830,946         8,976
  Sun Hung Kai Properties Ltd.                                                      1,433,800         8,935
  CLP Holdings Ltd.                                                                 1,956,899         7,929
  Hong Kong Electric Holdings Lt d.                                                 1,505,400         6,119
  Hong Kong & China Gas Co., Ltd.                                                   3,981,651         5,233
  Swire Pacific Ltd. A Shares                                                       1,007,400         4,237
* Boc Hong Kong Holdings                                                            2,878,500         2,934
  Wharf Holdings Ltd.                                                               1,314,714         2,638
  Bank of East Asia Ltd.                                                            1,465,533         2,556
  Henderson Land Development Co. Ltd.                                                 648,000         1,969
  Li & Fung Ltd.                                                                    1,703,500         1,693
  Johnson Electric Holdings Ltd.                                                    1,591,100         1,683
  MTR Corp.                                                                         1,364,500         1,610
  Cathay Pacific Airways Ltd.                                                       1,115,000         1,565
  Hong Kong Exchanges & Clearing Ltd.                                               1,107,000         1,469
* PCCW Ltd.                                                                         9,907,846         1,397
  Hang Lung Properties Ltd.                                                         1,238,500         1,207
  Television Broadcasts Ltd.                                                          296,000         1,019
  Esprit Holdings Ltd.                                                                557,000           936
  Cheung Kong Infrastructure Holdings Ltd.                                            490,000           861
  New World Development Co., Ltd.                                                   1,485,697           848

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
                                                                                                      VALUE*
PACIFIC STOCK INDEX FUND                                                                               (000)
------------------------------------------------------------------------------------------------------------
  Shangri-La Asia Ltd.                                                              1,050,744           647
  Giordano International                                                            1,517,108           579
  SCMP Group Ltd.                                                                   1,200,400           554
  Sino Land Co.                                                                     1,615,600           539
  Hysan Development Co., Ltd.                                                         627,211           495
  ASM Pacific Technology Ltd.                                                         184,500           358
                                                                                                 -----------
                                                                                                     94,261
                                                                                                 -----------
Japan (72.5%)
  Toyota Motor Corp.                                                                2,505,100        60,937
  Sony Corp.                                                                          939,938        40,435
  Takeda Chemical Industries Ltd.                                                     858,000        35,649
  NTT DoCoMo, Inc.                                                                     18,533        34,190
  Canon, Inc.                                                                         894,000        32,985
  Matsushita Electric Industrial Co., Ltd.                                          2,359,945        24,735
  Honda Motor Co., Ltd.                                                               675,700        24,214
  Mitsubishi Tokyo Financial Group Inc.                                                 3,666        23,913
  Tokyo Electric Power Co.                                                          1,231,000        22,760
  Nomura Holdings Inc.                                                              1,896,000        21,822
  Nippon Telegraph and Telephone Corp.                                                  5,675        20,800
  Nissan Motor Co., Ltd.                                                            2,399,900        18,434
  Sumitomo Mitsui Banking Corp.                                                     3,960,008        16,389
  East Japan Railway Co.                                                                3,426        15,605
  Rohm Co., Ltd.                                                                      114,500        14,422
  Kao Corp.                                                                           610,000        13,942
  Fuji Photo Film Co., Ltd.                                                           468,000        12,912
  Ito-Yokado Co., Ltd.                                                                382,000        11,912
  Hitachi Ltd.                                                                      3,038,000        11,879
  Shin-Etsu Chemical Co., Ltd.                                                        384,100        11,852
  Ricoh Co.                                                                           662,000        11,834
  Murata Manufacturing Co., Ltd.                                                      248,900        11,764
  Chuba Electric Power                                                                670,500        11,193
* Millea Holdings, Inc.                                                                 1,489        11,121
  Seven Eleven Japan Co. Ltd.                                                         393,000        11,100
  Nintendo Co.                                                                        106,100        10,220
  Kyocera Corp.                                                                       173,300        10,214
  Kansai Electric Power Co., Inc.                                                     719,800        10,188
  Mizuho Holdings, Inc.                                                                 6,045         9,178
  Yamanouchi Pharmaceuticals Co., Ltd.                                                348,600         8,537
  Denso Corp.                                                                         505,000         8,051
  Bridgestone Corp.                                                                   644,500         8,033
  Sharp Corp.                                                                         949,000         7,979
  Tokyo Gas Co., Ltd.                                                               2,708,000         7,913
  Hoya Corp.                                                                          112,100         7,696
  Secom Co., Ltd.                                                                     212,500         7,511
* Toshiba Corp.                                                                     2,934,000         7,353
  Mitsubishi Estate Co., Ltd.                                                         974,000         7,283
  Mitsubishi Corp.                                                                  1,082,000         6,757
  Dai-Nippon Printing Co., Ltd.                                                       649,000         6,633
  Mitsubishi Heavy Industries Ltd.                                                  3,064,000         6,503
  Tokyo Electron Ltd.                                                                 159,730         6,441
  Nippon Steel Corp.                                                                5,478,000         6,260
  Aeon Co., Ltd.                                                                      248,100         6,096
  Tohoku Electric Power Co.                                                           457,100         6,082
  Ajinomoto Co., Inc.                                                                 589,000         6,044
* JFE Holdings, Inc.                                                                  492,600         6,015
  Mitsui & Co., Ltd.                                                                1,266,000         5,983
  Yamato Transport Co., Ltd.                                                          420,000         5,983
  Central Japan Railway Co.                                                               943         5,704
  Mitsui Fudosan Co., Ltd.                                                            742,000         5,687
  Daiwa Securities Group Inc.                                                       1,216,000         5,678
  Nippon Oil Corp.                                                                  1,462,600         5,647
  Mitsui Sumitomo Insurance Co.                                                     1,349,530         5,607
  Fujitsu Ltd.                                                                      1,712,000         5,548
  NEC Corp.                                                                         1,509,000         5,543
  Nikko Securities Co., Ltd.                                                        1,381,000         5,535
  Kyushu Electric Power Co., Inc.                                                     405,400         5,520
  Eisai Co., Ltd.                                                                     254,600         5,497
  Osaka Gas Co., Ltd.                                                               2,161,000         5,239
  Keyence Corp.                                                                        31,000         5,132
* UFJ Holdings Inc.                                                                     3,385         5,112
  Asahi Glass Co., Ltd.                                                               813,000         4,864
  Japan Tobacco, Inc.                                                                     753         4,837
  Fujisawa Pharmaceutical Co., Ltd.                                                   248,000         4,818
  TDK Corp.                                                                           121,100         4,755
  Orix Corp.                                                                           81,100         4,588
  Sankyo Co., Ltd.                                                                    386,800         4,559
  Fanuc Co., Ltd.                                                                     114,600         4,537
  Kirin Brewery Co., Ltd.                                                             733,000         4,535
  Toppan Printing Co., Ltd.                                                           597,000         4,440
* Mitsubishi Electric Corp.                                                         1,729,000         4,389
  Sanyo Electric Co., Ltd.                                                          1,610,000         4,324
  SMC Corp.                                                                            53,900         4,268
  Sumitomo Trust &  Banking Co., Ltd.                                                 933,000         4,265
  Nippon Unipac Holding                                                                   921         4,233
  Sompo Japan Insurance Inc.                                                          787,000         4,111
  NTT Data Corp.                                                                        1,348         4,071
  Bank of Yokohama Ltd.                                                               967,000         4,049
  Shiseido Co., Ltd.                                                                  361,000         4,014
  Shizuoka Bank Ltd.                                                                  633,000         3,942
  Sekisui House Ltd.                                                                  533,000         3,920
* Kinki Nippon Railway Co.                                                          1,539,150         3,907
  Nitto Denko Corp.                                                                   139,900         3,689
  OJI Paper Co., Ltd.                                                                 852,000         3,679
  Olympus Optical Co., Ltd.                                                           241,000         3,657
  Tostem Inax Holding Corp.                                                           266,408         3,588
  Tokyu Corp.                                                                       1,022,000         3,587
  Daiichi Pharmaceutical Co., Ltd.                                                    244,700         3,575
  West Japan Railway Co.                                                                1,072         3,474
  Shionogi & Co., Ltd.                                                                302,000         3,464

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
                                                                                                      VALUE*
                                                                                                       (000)
------------------------------------------------------------------------------------------------------------
  Sumitomo Chemical Co.                                                             1,146,000         3,433
  Takefuji Corp.                                                                       77,880         3,268
  Nippon Express Co., Ltd.                                                            798,000         3,257
  Sumitomo Corp.                                                                      729,000         3,160
  Komatsu Ltd.                                                                        971,000         3,099
  Keio Electric Railway Co., Ltd.                                                     576,000         3,080
  Marui Co., Ltd.                                                                     331,400         3,078
* Mitsubishi Chemical Corp.                                                         1,761,000         3,047
  Sumitomo Electric Industries Ltd.                                                   600,000         3,046
  Itochu Corp.                                                                      1,435,000         2,974
  Asahi Kasei Corp.                                                                 1,302,000         2,891
  Nippon Yusen Kabushiki Kaisha Co.                                                   973,000         2,883
  Taisho Pharmaceutical Co.                                                           182,000         2,851
  Promise Co., Ltd.                                                                    87,950         2,850
  Toray Industries, Inc.                                                            1,281,000         2,750
  Oriental Land Co., Ltd.                                                              47,000         2,701
  Asahi Breweries Ltd.                                                                407,000         2,678
  Omron Corp.                                                                         225,000         2,663
  Mabuchi Motor Co.                                                                    29,900         2,655
  Terumo Corp.                                                                        190,100         2,613
  Daikin Industries Ltd.                                                              168,000         2,608
  Pioneer Corp.                                                                       152,600         2,603
  Daiwa House Industry Co., Ltd.                                                      470,000         2,517
  Kubota Corp.                                                                        985,000         2,484
  Matsushita Electric Works, Ltd.                                                     407,000         2,472
  Credit Saison Co., Ltd.                                                             124,900         2,467
  Advantest Corp.                                                                      74,200         2,441
* Resona Holdings Inc.                                                              4,214,000         2,408
  Acom Co., Ltd.                                                                       77,730         2,405
  Kajima Corp.                                                                        818,000         2,364
  Konami Corp.                                                                         95,400         2,274
  Hirose Electric Co., Ltd.                                                            31,500         2,222
  Toyoda Automatic Loom Works Ltd.                                                    147,200         2,200
  Joyo Bank Ltd.                                                                      768,000         2,163
  Chiba Bank Ltd.                                                                     669,000         2,119
  Chugai Pharmaceutical Co., Ltd.                                                     258,200         2,112
* Trend Micro Inc.                                                                     91,000         2,080
  ToneGeneral Sekiyu K.K.                                                             326,000         2,046
  Nidec Corp.                                                                          33,400         2,028
  Teijin Ltd.                                                                         840,000         1,968
  Bank of Fukuoka, Ltd.                                                               530,000         1,955
  Kuraray Co., Ltd.                                                                   383,000         1,948
* Nikon Corp.                                                                         275,000         1,922
  Fast Retailing Co., Ltd.                                                             61,600         1,906
  Mitsui Chemicals, Inc.                                                              543,000         1,902
  Keihin Electric Express Railway Co., Ltd.                                           419,000         1,895
* Tobu Railway Co., Ltd.                                                              765,000         1,892
  Aiful Corp.                                                                          44,150         1,856
  Alps Electric Co., Ltd.                                                             154,000         1,824
  Yakult Honsha Co., Ltd.                                                             150,000         1,823
  Shimizu Corp.                                                                       599,000         1,799
  Nippon Meat Packers, Inc.                                                           210,000         1,766
  Daito Trust Construction Co., Ltd.                                                   88,200         1,732
  Nissin Food Products Co., Ltd.                                                       87,100         1,731
  Sumitomo Metal Mining Co.                                                           518,000         1,729
  Sumitomo Realty & Development Co.                                                   348,000         1,721
  Lawson Inc.                                                                          68,600         1,702
  Stanley Electric Co.                                                                148,000         1,695
  Gunma Bank Ltd.                                                                     369,000         1,666
  Konica Corp.                                                                        242,000         1,644
  CSK Corp.                                                                            67,600         1,636
  Uni-Charm Corp.                                                                      43,300         1,601
  NGK Insulators Ltd.                                                                 282,000         1,598
  Taisei Corp.                                                                        874,000         1,555
  Toyo Seikan Kaisha Ltd.                                                             148,000         1,533
  Minebea Co., Ltd.                                                                   334,000         1,516
  Kyowa Hakko Kogyo Co.                                                               344,000         1,497
  Softbank Corp.                                                                      195,600         1,488
  Citizen Watch Co., Ltd.                                                             279,000         1,462
  JSR Corp.                                                                           175,000         1,446
  Skylark Co., Ltd.                                                                    86,600         1,442
  Yamaha Corp.                                                                        163,600         1,410
  NTN Corp.                                                                           415,000         1,396
* Japan Airlines System Co.                                                           668,000         1,385
  Toho Co., Ltd.                                                                      136,600         1,382
  Uny Co., Ltd.                                                                       140,000         1,374
  Ohbayashi Corp.                                                                     614,000         1,327
  Mitsui Osk Lines Ltd.                                                               757,000         1,310
  Kaneka Corp.                                                                        244,000         1,305
  Taiyo Yuden Co., Ltd.                                                               109,000         1,297
  77 Bank Ltd.                                                                        332,000         1,285
* Marubeni Corp.                                                                    1,262,000         1,267
  Banyu Pharmaceutical Co.                                                            138,300         1,264
  NGK Spark Plug Co.                                                                  172,000         1,230
* Sega Corp.                                                                          101,800         1,230
  JGC Corp.                                                                           220,000         1,227
* Yamada Denki Co., Ltd.                                                               49,600         1,223
  Isetan Co.                                                                          162,000         1,202
  Ishikawajima-Harima Heavy Industries Co.                                          1,164,000         1,197
* All Nippon Airways Co., Ltd.                                                        577,000         1,177
  FamilyMart Co., Ltd.                                                                 61,500         1,175
  Dowa Mining Co. Ltd.                                                                276,000         1,158
* Showa Denko K.K.                                                                    959,000         1,151
  Ushio Inc.                                                                          110,000         1,150
  Yokogawa Electric Corp.                                                             216,000         1,144
  Sekisui Chemical Co.                                                                430,000         1,134
  Shimano, Inc.                                                                        76,300         1,124
* Sumitomo Metal Industries Ltd.                                                    3,121,000         1,121
  Susuken Co., Ltd.                                                                    41,100         1,107

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
                                                                                                      VALUE*
PACIFIC STOCK INDEX FUND                                                                SHARES         (000)
------------------------------------------------------------------------------------------------------------

  Shimamura Co., Ltd.                                                                  17,200         1,101
  Taiheiyo Cement Corp.                                                               815,000         1,098
  Nisshin Seifun Group Inc.                                                           161,000         1,096
  Mitsubishi Rayon Co., Ltd.                                                          520,000         1,082
  Tosoh Corp.                                                                         507,000         1,076
* Dai-Nippon Ink & Chemicals, Inc.                                                    622,000         1,066
  Takashimaya Co.                                                                     254,000         1,062
  Mitsui Mining & Smelting Co., Ltd.                                                  563,000         1,057
  NSK Ltd.                                                                            438,000         1,055
* Kawasaki Heavy Industries Ltd.                                                    1,264,000         1,052
* Mitsubishi Materials Corp.                                                          967,000         1,042
  Casio Computer Co.                                                                  197,000         1,036
  Fuji Television Network, Inc.                                                           219         1,028
  THK Co., Inc.                                                                       100,500         1,024
* Hokuriku Bank Ltd.                                                                  661,000           982
  Toto Ltd.                                                                           311,000           975
  Toyoda Gosei Co., Ltd.                                                               53,200           955
  Mitsukoshi Ltd.                                                                     379,000           906
  Kikkoman Corp.                                                                      151,000           901
  Onward Kashiyama Co., Ltd.                                                          108,000           900
  Furukawa Electric Co.                                                               496,000           895
  Kurita Water Industries Ltd.                                                        104,000           883
  Yamaha Motor Co., Ltd.                                                              120,000           881
  The Suruga Bank, Ltd.                                                               216,000           873
  Shimachu Co.                                                                         45,200           871
  Fuji Electric Co., Ltd.                                                             481,000           868
* Ashikaga Bank Ltd.                                                                  769,000           865
  Kamigumi Co., Ltd.                                                                  197,000           860
  Takara Holdings Inc.                                                                171,000           853
  Mitsui Trust Holding Inc.                                                           466,400           841
  Ito En, Ltd.                                                                         26,200           834
  Q.P. Corp.                                                                          101,900           833
  Nichirei Corp.                                                                      258,000           828
* Ube Industries Ltd.                                                                 755,000           826
  Obic Co., Ltd.                                                                        5,300           822
  Denki Kagaku Kogyo K.K.                                                             430,000           818
  Ebara Corp.                                                                         254,000           815
  Wacoal Corp.                                                                         95,000           804
  Meitec Corp.                                                                         35,800           799
  Gunze Ltd.                                                                          202,000           796
  Oracle Corp. Japan                                                                   32,800           795
  Showa Shell Sekiyu K.K.                                                             138,000           781
  World Co., Ltd.                                                                      36,000           771
  Amada Co., Ltd.                                                                     250,000           771
* Nippon Mining Holdings Inc.                                                         544,500           768
  Capcom Co., Ltd.                                                                     40,400           767
  Seino Transportation Co., Ltd.                                                      128,000           766
  Meiji Seika Kaisha Ltd.                                                             298,000           749
  Aderans Co. Ltd.                                                                     34,400           748
  Hino Motors, Ltd.                                                                   246,000           747
  Toyobo Ltd.                                                                         584,000           739
  Daicel Chemical Industries Ltd.                                                     249,000           732
  Teikoku Oil Co., Ltd.                                                               203,000           731
  Makita Corp.                                                                        114,000           729
  Coca-Cola West Japan Co. Ltd.                                                        43,400           719
  Daimaru, Inc.                                                                       211,000           718
  Yamazaki Baking Co., Ltd.                                                           132,000           718
* Oki Electric Industry Co. Ltd.                                                      514,000           717
  Benesse Corp.                                                                        67,400           689
  Nippon Shokubai Co., Ltd.                                                           154,000           688
* Mitsui Engineering & Shipbuilding Co., Ltd.                                         700,000           686
  Kokuyo Co., Ltd.                                                                     85,000           686
  Aoyama Trading Co., Ltd.                                                             56,100           685
  Autobacs Seven Co., Ltd.                                                             26,700           684
  Aeon Credit Service Co. Ltd.                                                         19,800           684
  Kawasaki Kisen Kaisha Ltd.                                                          486,000           678
  Nishimatsu Construction Co.                                                         232,000           669
  Bellsystem24, Inc.                                                                    3,280           642
  Meiji Dairies Corp.                                                                 217,000           638
  Nippon Sanso Corp.                                                                  213,000           633
  Hitachi Software Engineering Co., Ltd.                                               26,300           630
  Tokyo Style Co.                                                                      78,000           625
  Sumitomo Forestry Co.                                                               109,000           622
  Yamada Denki Co., Ltd.                                                               24,800           611
  Mitsumi Electric Co., Ltd.                                                           66,800           605
  Hankyu Department Stores, Inc.                                                      111,000           604
  Namco Ltd.                                                                           37,900           604
  Net One Systems Co., Ltd.                                                               159           601
  Fujikura Ltd.                                                                       316,000           596
  Okumura Corp.                                                                       202,000           594
  Asatsu-DK Inc.                                                                       33,900           585
  Komori Corp.                                                                         57,000           580
  Sumitomo Bakelite Co. Ltd.                                                          144,000           578
  Nippon Sheet Glass Co., Ltd.                                                        327,000           577
  Katokichi Co., Ltd.                                                                  40,800           560
  Nissan Chemical Industries, Ltd.                                                    153,000           558
  Nippon Kayaku Co., Ltd.                                                             149,000           552
* Seiyu Ltd.                                                                          182,000           544
  House Foods Industry Corp.                                                           60,000           535
  Nisshinbo Industries, Inc.                                                          137,000           535
  Kinden Corp.                                                                        142,000           527
* Kanebo Ltd.                                                                         443,000           521
  Itochu Techno-Science Corp.                                                          31,400           519
  Mitsubishi Logistics Corp.                                                          103,000           509
* Dai-Nippon Screen Manufacturing Co., Ltd.                                           133,000           491
  Ariake Japan Co., Ltd.                                                               17,000           482
  Nippon Comsys Corp.                                                                 118,000           477
  Takuma Co., Ltd.                                                                     71,000           476
  Paris Miki Inc.                                                                      25,900           476
  Fuji Soft ABC Inc.                                                                   31,400           474

38
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
------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
                                                                                                      VALUE*
                                                                                                       (000)
------------------------------------------------------------------------------------------------------------
  Tokyo Broadcasting System, Inc.                                                      34,000           466
  Sapparo Breweries Ltd.                                                              258,000           451
  TIS Inc.                                                                             35,300           445
  Koyo Seiko Co., Ltd.                                                                104,000           415
  Amano Corp.                                                                          66,000           414
  Sumitomo Osaka Cement Co., Ltd.                                                     345,000           394
  Mitsubishi Gas Chemical Co.                                                         344,000           393
  Saizeriya Co., Ltd.                                                                  31,350           367
  Hitachi Cable Ltd.                                                                  182,000           367
  Toda Corp.                                                                          197,000           349
  Kaken Pharmaceutical Co.                                                             81,000           348
  Anritsu Corp.                                                                        93,000           348
* Sumitomo Heavy Industries Ltd.                                                      487,000           326
  Sanden Corp.                                                                        115,000           321
* Daiei, Inc.                                                                         256,000           313
  Mori Seiki Co.                                                                       59,000           312
* Ishihara Sangyo Kaisha Ltd.                                                         263,000           307
  Fuji Machine Manufacturing Co., Ltd.                                                 40,100           298
* Hitachi Zosen Corp.                                                                 883,000           296
  Nippon System Development Co., Ltd.                                                  20,300           285
  Noritake Co., Ltd.                                                                   95,000           259
  Sanrio Co., Ltd.                                                                     43,800           247
  Fujitsu Support & Service Inc.                                                       20,400           246
  Kyowa Exeo Corp.                                                                     81,000           231
  Daifuku Co., Ltd.                                                                    84,000           228
  Avex Inc.                                                                            21,500           214
  Union Tool Co.                                                                        9,200           214
  Trans Cosmos, Inc.                                                                   14,900           187
* Mitsubishi Paper Mills Ltd.                                                         183,000           172
* Snow Brand Milk Products Co.                                                        106,000           165
                                                                                                  ----------
                                                                                                  1,174,845
                                                                                                  ----------

New Zealand (0.6%)
  Telecom Corp. of New Zealand Ltd.                                                 1,633,546         4,019
  Sky City Entertainment Group Ltd.                                                   226,067           841
  Carter Holt Harvey Ltd.                                                             963,583           773
  Fletcher Building Ltd.                                                              410,151           612
  Contact Energy Ltd.                                                                 303,694           566
  Auckland International  Airport Ltd.                                                209,335           552
  The Warehouse Group Ltd.                                                            154,936           548
  Fisher & Paykel Healthcare                                                           83,625           455
  Fisher & Paykel Appliances Holdings Ltd.                                             68,704           366
  Independent Newspapers Ltd.                                                         135,926           203
  Tower Ltd.                                                                          110,800           191
* Fletcher Challenge Forests Ltd. Pfd.                                              1,666,790           170
* Fletcher Challenge Forests Ltd.                                                     818,727            88
                                                                                                  ----------
                                                                                                      9,384
                                                                                                  ----------
Singapore (3.2%)
  United Overseas Bank Ltd.                                                         1,276,567         9,688
  DBS Group Holdings Ltd.                                                           1,175,161         8,253
  Oversea-Chinese Banking Corp., Ltd.                                               1,070,510         6,305
  Singapore Telecommunications Ltd.                                                 6,744,612         5,501
  Singapore Press Holdings Ltd.                                                       375,455         4,210
  Singapore Airlines Ltd.                                                             642,962         4,006
  Venture Corporation Ltd.                                                            215,000         1,607
  Singapore Technologies Engineering Ltd.                                           1,379,407         1,445
  Keppel Corp., Ltd.                                                                  577,750         1,440
  City Developments Ltd.                                                              474,412         1,257
  Fraser & Neave Ltd.                                                                 197,000           859
  Capitaland Ltd.                                                                   1,062,300           770
* Chartered Semiconductor Manufacturing Ltd.                                        1,136,000           582
  Sembcorp Industries Ltd.                                                            937,419           547
  Singapore Exchange Ltd.                                                             723,000           475
  Creative Technology Ltd.                                                             54,800           413
* Neptune Orient Lines Ltd.                                                           840,000           350
  Sembcorp Logistics Ltd.                                                             318,000           315
  Natsteel Ltd.                                                                       273,000           314
  Overseas Union Enterprise Ltd.                                                       84,000           304
  Singapore Land Ltd.                                                                 161,000           299
  United Overseas Land Ltd.                                                           288,500           278
  SembCorp Marine Ltd.                                                                531,000           277
  Allgreen Properties Ltd.                                                            456,000           269
  Keppel Land Ltd.                                                                    411,000           265
  Cycle & Carriage Ltd.                                                               115,451           248
  Parkway Holdings Ltd.                                                               510,640           237
  SMRT Corp. Ltd.                                                                     586,000           216
  Haw Par Brothers International Ltd.                                                  89,000           205
* ST Assembly Test Services Ltd.                                                      255,000           185
  Datacraft Asia Ltd.                                                                 242,000           178
  Wing Tai Holdings Ltd.                                                              378,000           141
  Hotel Properties Ltd.                                                               199,000           105
  GES International Ltd.                                                              424,800            88
  First Capital Corp., Ltd.                                                           165,000            77
                                                                                                 -----------
                                                                                                     51,709
                                                                                                 -----------
------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $2,378,717)                                                                               1,598,499
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                                                         FACE         MARKET
                                                                                       AMOUNT         VALUE*
PACIFIC STOCK INDEX FUND                                                                (000)          (000)
------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (13.0%)(1)
------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.
(2) 1.56%, 1/8/2003                                                                     2,000         1,994
Repurchase Agreements
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  1.92%, 11/1/2002                                                                     19,683        19,683
  1.92%, 11/1/2002--Note G                                                            189,798       189,798
------------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $211,475)                                                                                   211,475
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (111.7%)
  (Cost $2,590,192)                                                                               1,809,974
------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES                                                                        (-11.7%)
------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                 10,242
Security Lending Collateral Payable to Brokers--Note G                                             (189,798)
Other Liabilities                                                                                   (10,604)
                                                                                                 -----------
                                                                                                   (190,160)
                                                                                                 -----------
------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                $1,619,814
============================================================================================================
  *See Note A in Notes to Financial Statements.
  *Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent
   99.9% and 11.8%, respectively, of net assets. See Note F in Notes to Financial
   Statements.
(2)Security segregated as initial margin for open futures contracts.

------------------------------------------------------------------------------------------------------------
                                                                                                      AMOUNT
                                                                                                       (000)
------------------------------------------------------------------------------------------------------------
AT OCTOBER 31, 2002, NET ASSETS CONSISTED OF:
------------------------------------------------------------------------------------------------------------
Paid-in Capital                                                                                  $2,560,554
Undistributed Net Investment Income**                                                                14,578
Accumulated Net Realized Losses**                                                                  (173,862)
Unrealized Depreciation**
  Investment Securities                                                                            (780,218)
  Futures Contracts                                                                                    (912)
  Foreign Currencies and
  Forward Currency Contracts                                                                           (326)
------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                       $1,619,814
============================================================================================================

Investor Shares--Net Assets
Applicable to 234,814,703 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                                                      $1,385,828
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                                                           $5.90
------------------------------------------------------------------------------------------------------------

Admiral Shares--Net Assets
Applicable to 2,653,353 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                                                        $102,500
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES                                                           $38.63
------------------------------------------------------------------------------------------------------------

Institutional Shares--Net Assets
Applicable to 22,250,239 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                                                        $131,486
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                                                      $5.91
============================================================================================================
**See Notes E and F in Notes to Financial Statements for the tax-basis components of net assets.

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
------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
EMERGING MARKETS                                                                                      VALUE*
STOCK INDEX FUND                                                                       SHARES          (000)
------------------------------------------------------------------------------------------------------------
COMMON STOCKS (90.3%)(1)
------------------------------------------------------------------------------------------------------------
Argentina (0.5%)
* Perez Companc SA                                                                  1,850,660         1,024
  Siderca SA Class A                                                                  517,848           895
* Molinos Rio de la Plata SA                                                          239,696           323
  Siderca S.A.I.C. ADR                                                                 16,000           262
* Siderar SA Class A                                                                  216,207           258
* Telecom Argentina STET-France Telecom SA                                            849,385           237
* Solvay Indupa S.A.I.C.                                                              362,538           203
* Transportadora de Gas Sur SA                                                        554,855           173
* Irsa Inversiones y Representaciones SA                                              292,503           163
* BBVA Banco Frances SA                                                               168,070           150
* Grupo Financiero Galicia SA                                                       1,170,052           143
* Cresud SA                                                                           210,263           128
* Perez Companc SA ADR                                                                 20,000           106
* Acindar Industria Argentina de Aceros SA                                            442,500            78
* Central Costanera SA                                                                142,100            61
* Polledo SA                                                                          244,400            54
* Juan Minetti SA                                                                     198,868            34
                                                                                                  ----------
                                                                                                      4,292
                                                                                                  ----------
Brazil (8.4%)
  Petroleo Brasileiro SA Pfd.                                                         918,689        11,209
* Companhia Vale do Rio Doce Pfd. Class A                                             329,515         8,449
  Companhia de Bebidas das Americas Pfd.                                           53,651,680         7,876
  Petroleo Brasileiro SA                                                              524,562         7,021
* Banco Itau SA Pfd.                                                              118,609,294         5,259
* Cia Vale do Rio Doce (CVRD)                                                         175,600         4,643
  Banco Bradesco SA Pfd.                                                        1,546,610,915         4,111
  Tele Norte Leste Participacoes SA Pfd.                                          559,020,075         3,878
  Brasil Telecom Participacoes SA Pfd.                                            522,591,750         2,972
  Empresa Brasileira de Aeronautica SA Pfd.                                           660,991         2,603
  Aracruz Celulose SA Pfd. B Shares                                                 1,024,923         1,640
* Telesp Celular Participacoes SA Pfd.                                          1,548,047,092         1,612
  Companhia Energetica de Minas Gerais Pfd.                                       219,030,023         1,490
  Unibanco-Uniao de Bancos Brasileiros SA                                          81,650,308         1,484
* Centrais Electricas Brasileiras SA                                              259,856,568         1,446
  Gerdau SA                                                                       124,333,500         1,164
  Companhia Brasileira de Distribuicao Grupo Pao de Acucar Pfd.                    71,221,119         1,128
  Souza Cruz SA                                                                       189,393           965
* Centrais Electricas Brasileiras SA Pfd. B Shares                                167,712,776           887
  Votorantim Celulose e Papel SA Pfd.                                              25,474,876           798
* Companhia Siderurgica Nacional SA                                                68,144,381           706
  Tele Norte Leste Participacoes SA                                               116,595,585           597
  Brasil Telecom Participacoes SA                                                 139,166,538           592
  Tele Centro Oeste Celular Participacoes SA Pfd.                                 580,479,437           574
* Companhia Paranaense de Energia-COPEL                                           232,231,532           541
* CIA Saneamento Basico De SP                                                      19,851,100           480
  Telemig Celular Participacoes SA Pfd.                                           483,480,347           393
  Companhia de Tecidos Norte de Minas Pfd.                                          5,652,568           389
  Tele Celular Sul Participacoes SA Pfd.                                          473,637,400           373
  Usiminas-Usinas Siderurgicas de Minas Gerais SA Pfd. Class A                        228,381           336
  Tele Nordeste Celular Participacoes SA Pfd.                                     467,195,342           323
* Embratel Participacoes SA Pfd.                                                  468,199,318           291
  Sadia SA Pfd.                                                                       758,438           240
  Tractebel Energia SA                                                            211,334,794           204
  Companhia Brasileira de Petroleo Ipiranga Pfd.                                   84,002,802           195
* Duratex SA Pfd.                                                                  12,161,556           147
  Electropaulo Metropolitana SA                                                    17,356,064           122
  Braskem SA Pfd. A                                                                 1,735,756           106
* Embratel Participacoes SA                                                       126,140,509            94
* NET Servicos de Comunicacao SA                                                      532,910            38
                                                                                                  ----------
                                                                                                     77,376
                                                                                                  ----------
China (8.6%)
* China Mobile (Hong Kong) Ltd.                                                    11,672,000        28,660
  Petrochina Co. Ltd.                                                              33,394,000         6,251
  CITIC Pacific Ltd.                                                                2,604,000         5,509
  CNOOC Ltd.                                                                        3,934,500         4,919
  China Petroleum & Chemical Corp.                                                 24,022,000         3,727

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                                                                                                      MARKET
EMERGING MARKETS                                                                                      VALUE*
STOCK INDEX FUND                                                                       SHARES          (000)
------------------------------------------------------------------------------------------------------------
 Legend Group Ltd.                                                                  8,038,000         2,912
  Huaneng Power International, Inc. H Share                                         3,566,000         2,561
  China Resources Enterprise Ltd.                                                   2,420,659         2,359
  Cosco Pacific Ltd.                                                                2,580,000         2,068
  China Merchants Holdings International Co. Ltd.                                   2,438,000         1,688
  Denway Motors Ltd.                                                                4,754,000         1,463
  Shanghai Industrial Holding Ltd.                                                    867,000         1,351
  Zhejiang Expressway Co., Ltd.                                                     3,426,000         1,109
* Zhejiang Southeast Electric Power Co., Ltd.                                       1,573,200         1,010
  Yanzhou Coal Mining Co. Ltd. H Share                                              2,468,000           886
  Beijing Datang Power Generation Co. Ltd.                                          2,416,000           767
  TCl International Holdings Ltd.                                                   2,790,000           751
  China Southern Airlines Co. Ltd.                                                  2,864,000           734
* Sinopec Shanghai Petrochemical Co. Ltd.                                           5,468,000           708
* Guangdong Electric Power Development Co., Ltd.                                    1,394,100           706
  Jiangsu Expressway Co. Ltd. H Share                                               2,672,000           702
  China Travel International                                                        4,506,000           647
  The Guangshen Railway Co., Ltd.                                                   3,450,000           597
  China Shipping Development Co.                                                    2,958,000           592
  China Overseas Land & Investment Ltd.                                             5,772,000           577
  Beijing Enterprises Holdings Ltd.                                                   580,000           543
  Brilliance China Automotive Holdings Ltd.                                         4,430,000           528
  China Eastern Airlines Corp. Ltd.                                                 3,894,000           494
  Aluminum Corp. of China Ltd.                                                      4,292,000           473
  Shandong International Power Development Co. Ltd.                                 2,180,000           472
  China Everbright Ltd.                                                             1,642,000           426
* Sinopec Yizheng Chemical Fibre Co., Ltd.                                          3,228,000           393
  Shenzhen Investment Ltd.                                                          2,836,000           360
  Digital China Holdings Ltd.                                                       1,071,000           316
* Eastern Communications Co. Ltd.                                                     340,000           273
  Qingling Motors Co. Ltd. H Share                                                  2,630,000           260
  China Resources Beijing Land Ltd.                                                 2,254,000           251
  China Pharmaceutical Enterprise and Investment Corp. Ltd.                         1,556,000           235
  Jiangxi Copper Co. Ltd.                                                           1,588,000           163
* Top Glory International Holdings Ltd.                                             3,220,000           145
* Founder Holdings Ltd.                                                             1,448,000           132
* China Aerospace International Ltd.                                                2,759,000           115
                                                                                                  ----------
                                                                                                     78,833
                                                                                                  ----------
Czech Republic (0.6%)
  Komercni Banka a.s.                                                                  36,108         2,285
  Ceske Energeticke Zavody a.s.                                                       480,415         1,346
* Cesky Telecom a.s.                                                                  149,183         1,043
  Philip Morris CR a.s.                                                                 2,402           870
* Unipetrol a.s.                                                                      158,002           166
  Severoceske Doly a.s.                                                                 8,280            93
                                                                                                  ----------
                                                                                                      5,803
                                                                                                  ----------

Hungary (1.5%)
  OTP Bank Rt.                                                                        603,990         5,349
  Magyar Tavkozlesi Rt.                                                             1,118,575         3,487
  MOL Magyar Olaj-es Gazipari Rt.                                                     151,054         3,126
  Richter Gedeon Rt.                                                                   32,739         1,697
  Raba Rt.                                                                             13,575            63
* Pannonplast Rt.                                                                       8,390            49
* Zalakeramia Rt.                                                                       6,430            37
                                                                                                  ----------
                                                                                                     13,808
                                                                                                  ----------
Indonesia (1.2%)
  PT Telekomunikasi Indonesia Tbk                                                  12,218,084         4,071
  PT Hanjaya Mandala ampoerna Tbk                                                   5,831,500         1,880
  PT Indonesian Satellite Corp. Tbk                                                 1,073,000           907
  PT Gudang Garam Tbk                                                               1,129,500           875
  PT Indofood Sukses Makmur Tbk                                                    11,558,752           783
* PT Astra International Tbk                                                        3,362,600           756
* PT Bank Indonesia Tbk                                                            17,216,040           317
  PT Ramayana Lestari Sentosa Tbk                                                   1,142,760           300
  PT Semen Gresik Tbk                                                                 336,732           255
  PT Bimantara Citra Tbk                                                              832,252           216
  PT Matahari Putra Prima Tbk                                                       3,502,316           186
  PT Makindo Tbk                                                                      928,600           181
  PT Tempo Scan Pacific Tbk                                                           366,956           153
  PT Bhakti Investama Tbk                                                           3,199,500           125
* PT Kalbe Farma Tbk                                                                4,841,848           123
  PT Aneka Tambang Tbk                                                              1,204,815            55
                                                                                                  ----------
                                                                                                     11,183
                                                                                                  ----------
Israel (4.5%)
  Teva Pharmaceutical Industries Ltd.                                                 268,795        19,797
* Check Point Software Technologies Ltd.                                              432,590         5,965
* Bank Hapoalim Ltd.                                                                1,784,163         2,655
* Bank Leumi Le-Israel                                                              1,337,509         1,545
* Bezeq Israeli Telecommunication Corp., Ltd.                                       1,659,990         1,472
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                                                                                                      MARKET
                                                                                                      VALUE*
                                                                                       SHARES          (000)
------------------------------------------------------------------------------------------------------------

  Israel Chemicals Ltd.                                                             1,164,367         1,164
* Orbotech Ltd.                                                                        70,075           890
* IDB Development Corp. Ltd.                                                           58,552           865
  Elbit Systems Ltd.                                                                   55,404           848
* Discount Investment Corp. Ltd.                                                       32,433           539
  Makhteshim-Agan Industries Ltd.                                                     383,746           499
* United Mizrahi Bank Ltd.                                                            233,496           479
  Super Sol Ltd.                                                                      198,887           400
  Migdal Insurance Holdings Ltd.                                                      494,228           380
* M-Systems Flash Disk Pioneers Ltd.                                                   55,500           372
  CLAL Insurance Enterprise Holdings Ltd.                                              31,397           353
* Clal Industries Ltd.                                                                131,866           346
* Israel Discount Bank Ltd.                                                           643,836           327
* The Israel Corp. Ltd.-ILS 1 Par                                                       3,951           279
* Koor Industries Ltd.                                                                 18,948           228
  Elite Industries Ltd.-ILS 5 Par                                                       8,285           221
* ECI Telecom Ltd.                                                                    126,465           188
* Formula Systems (1985) Ltd.                                                          20,980           178
  Blue Square-Israel Ltd.                                                              20,420           163
* Lumenis Ltd.                                                                         48,400           145
* Scitex Corp., Ltd.                                                                  107,600           136
* Audiocodes Ltd.                                                                      69,000           132
* Matav-Cable Systems Media Ltd.                                                       25,614           128
  Property & Building Corp.                                                             2,734           114
  Azorim Investment Development & Construction Ltd.                                    28,850           113
  Ackerstein Industries Ltd.                                                           61,760            45
                                                                                                  ----------
                                                                                                     40,966
                                                                                                  ----------
Mexico (10.7%)
  Telefonos de Mexico SA Series L                                                  12,519,759        19,216
  Cemex SA CPO                                                                      2,659,147        10,804
  America Movil SA de CV Series L                                                  12,668,798         8,612
  Telefonos de Mexico SA Series A                                                   5,555,377         8,488
  Wal-Mart de Mexico SA                                                             3,250,442         8,118
* Grupo Televisa SA CPO                                                             5,001,222         7,085
* Grupo Financiero BBVA Bancomer, SA de CV Class B                                  8,797,956         6,934
  Fomento Economico Mexica UBD                                                      1,515,854         5,496
  America Movil SA de CV Series A                                                   5,555,377         3,667
  Grupo Modelo SA de CV  Series C                                                   1,241,781         3,132
  Kimberly Clark de Mexico SA de CV Series A                                        1,210,132         2,861
  Wal-Mart de Mexico SA de CV                                                       1,283,490         2,763
  Coca-Cola Femsa SA DE CV                                                            631,422         1,353
* Grupo Carso SA de CV Series A1                                                      526,996         1,298
  Alfa SA de CV Series A                                                              568,531           938
* Corporacion Interamericana de Entretenimiento SA de CV                              587,593           889
  Tubos de Acero de Mexico SA                                                         474,750           860
  Grupo Bimbo SA                                                                      555,809           841
  TV Azteca S.A.-CPO                                                                2,781,000           830
  Grupo Elektra- New                                                                  227,788           655
  Grupo Aeroportuario del Sureste SA                                                  549,000           614
  Grupo Continental SA                                                                354,622           524
  Controladora Comercial Mexicana SA de CV (Units)                                    821,871           470
* Consorcio ARA, SA de CV                                                             315,600           463
  Grupo Mexico SA de CV                                                               416,681           410
  Industrias Penoles SA Series CP                                                     223,939           336
  Vitro SA                                                                            352,160           281
* Savia SA de CV                                                                      421,610           240
                                                                                                  ----------
                                                                                                     98,178
                                                                                                  ----------
Philippines (0.7%)
  Bank of Philippine Islands                                                        1,563,800         1,207
  San Miguel Corp. Class B                                                            752,313           871
  Ayala Land, Inc.                                                                  9,076,071           854
  SM Prime Holdings, Inc.                                                           7,176,120           729
  Metropolitan Bank & Trust Co.                                                     1,127,985           669
  Ayala Corp.                                                                       6,730,300           602
* Philippine Long Distance Telephone Co.                                              102,296           443
* Manila Electric Co.                                                                 705,693           269
* Equitable PCI Bank, Inc.                                                            482,400           245
* ABS-CBN Broadcasting Corp.                                                          615,200           197
  Filinvest Land, Inc.                                                              8,080,518           138
  Petron Corp.                                                                      4,364,146           128
* Megaworld Corp.                                                                   7,030,000            85
* Philippine National Bank Corp.                                                      152,564            80
  Universal Robina Corp.                                                              774,410            47
  Ionics Inc.                                                                         283,150            12
                                                                                                  ----------
                                                                                                      6,576
                                                                                                  ----------
Poland (1.7%)
  Bank Polska Kasa Opieki Grupa Pekao SA                                              155,497         3,711
  Polski Koncern Naftowy SA                                                           714,434         3,403
* Telekomunikacja Polska SA                                                           995,608         3,396
  Bank Przemyslowo Handlowy PBK SA                                                     19,883         1,243
* KGHM Polska Miedz SA                                                                254,819           774
* Agora SA                                                                             56,516           759
* Prokom Software SA                                                                   20,378           604
  Bank Rozwoju Eksportu SA                                                             26,879           525
* Computerland SA                                                                      12,954           312
  Orbis SA                                                                             63,650           291
  Celuloza Zaklady Celulozy i Papieru w Swieciu SA                                     29,834           245
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                                                                                                      MARKET
EMERGING MARKETS                                                                                      VALUE*
STOCK INDEX FUND                                                                       SHARES          (000)
------------------------------------------------------------------------------------------------------------
* Budimex SA                                                                           16,100           112
* Softbank SA                                                                          39,490           106
* Elektrim Spolka Akcyjna SA                                                          162,885            94
  Przedsiebiorstwo Farmaceutyczne JELFA SA                                              8,391            92
                                                                                                  ----------
                                                                                                     15,667
                                                                                                  ----------
South Africa (16.6%)
  Anglo American PLC                                                                3,312,369        43,320
  Sasol Ltd.                                                                        1,345,873        14,679
  Old Mutual PLC                                                                    8,592,652        10,757
  Gold Fields Ltd.                                                                    896,804        10,261
  Anglo American Platinum Corp., Ltd.                                                 256,874         9,245
  Anglogold Ltd.                                                                      132,782         6,917
  Standard Bank Investment Corp. Ltd.                                               2,202,574         6,476
  Sappi Ltd.                                                                          492,775         5,903
  Impala Platinum Holdings Ltd.                                                        87,129         5,002
  Sanlam Ltd.                                                                       6,296,090         4,746
  Firstrand Ltd.                                                                    6,457,624         4,448
  Nedcor Ltd.                                                                         309,247         3,354
  Bidvest Group Ltd.                                                                  698,308         3,033
  Tiger Brands Ltd.                                                                   398,890         2,748
  Barloworld Ltd.                                                                     382,115         2,136
  Imperial Holdings Ltd.                                                              381,694         2,084
  Liberty Group Ltd.                                                                  324,406         1,760
  Nampak Ltd.                                                                       1,217,633         1,671
  Iscor Ltd.                                                                          638,905         1,473
* MTN Group Ltd.                                                                    1,183,478         1,308
  Woolworths Holdings Ltd.                                                          2,192,546           985
* Dimension Data Holdings PLC                                                       2,746,105           973
  Alexander Forbes Ltd.                                                               687,700           903
  Metro Cash & Carry Ltd.                                                           3,837,433           885
  Investec Ltd.                                                                        72,654           845
  Naspers Ltd.                                                                        368,460           747
  New Africa Capital Ltd.                                                           1,226,125           710
  Shoprite Holdings Ltd.                                                            1,057,957           708
  Pick'n Pay Stores Ltd.                                                              510,782           686
  African Bank Investments Ltd.                                                     1,150,007           637
  Tongaat-Hulett Group Ltd.                                                           123,145           632
  Truworths International Ltd.                                                      1,076,397           603
  Coronation Holdings Ltd.                                                            108,224           551
  Foschini Ltd.                                                                       524,110           492
  JD Group Ltd.                                                                       260,672           489
* Datatec Ltd.                                                                        230,080           168
* Comparex Holdings Ltd.                                                              311,720           166
  SABMiller PLC                                                                           344             2
                                                                                                  ----------
                                                                                                    152,503
                                                                                                  ----------
South Korea (15.6%)
  Samsung Electronics Co., Ltd.                                                       117,480        33,264
  Kookmin Bank                                                                        400,742        13,353
  SK Telecom Co., Ltd.                                                                 40,720         7,519
  Pohang Iron & Steel Co., Ltd.                                                        64,050         6,019
  Hyundai Motor Co. Ltd.                                                              226,330         5,749
  Korea Electric Power Corp.                                                          379,180         5,742
  POSCO ADR                                                                           225,000         5,204
  KT Corp.                                                                            119,490         4,933
  Samsung Electronics Co., Ltd. Pfd.                                                   36,380         4,897
* LG Electronics Inc.                                                                 144,551         4,389
  Samsung Fire & Marine Insurance Co., Ltd.                                            55,200         3,352
  Samsung SDI Co., Ltd.                                                                53,610         3,331
  Samsung Electro-Mechanics Co.                                                        84,990         3,233
  Shinhan Financial Group Ltd.                                                        280,960         2,963
  LG Chem Ltd.                                                                         77,542         2,316
  Shinsegae Co., Ltd.                                                                  15,384         2,077
* Samsung Securities Co., Ltd.                                                         78,080         2,028
  Hyundai Mobis                                                                        88,200         1,980
* Korea Telecom Freetel                                                                74,912         1,863
  LG Investment & Securities Co., Ltd.                                                126,490         1,661
  Hana Bank                                                                           127,598         1,634
  Samsung Corp.                                                                       222,840         1,262
  S-Oil Corp.                                                                          67,070         1,046
* Hyundai Heavy Industries Co., Inc.                                                   70,670         1,032
* Kia Motors                                                                          135,990           981
  Cheil Jedang Corp.                                                                   26,090           912
  Daishin Securities Co.                                                               62,250           843
  Pacific Corp.                                                                         7,730           780
  Cheil Industrial, Inc.                                                               67,380           780
  Hyundai Securities Co.                                                              143,430           772
* Samsung Heavy Industries Co., Ltd.                                                  259,220           762
* Korea Exchange Bank                                                                 201,710           701
  Kumkang Korea Chemical Co., Ltd.                                                      6,660           656
* Korean Air Co. Ltd.                                                                  52,518           612
  Kookmin Credit Card Co., Ltd.                                                        27,075           588
* SK Global Co., Ltd.                                                                  73,258           578
  S1 Corp.                                                                             35,630           546
* LG Household & Health Care Ltd.                                                      18,342           542
  LG Engineering & Construction Co., Ltd.                                              53,770           530
  Hite Brewery Co., Ltd.                                                               11,260           490
  Humax Co., Ltd.                                                                      32,015           478
* Daewoo Securities Co., Ltd.                                                         106,990           469
  Daelim Industrial Co.                                                                39,450           450
  Cheil Communications Inc.                                                             5,840           428
  Dae Duck Electronics Co.                                                             53,153           426
  Hyundai Department Store Co., Ltd.                                                   21,168           391
  Nong Shim Co. Ltd.                                                                    6,790           390
  Yuhan Corp.                                                                           8,870           389
* Trigem Computer, Inc.                                                                57,870           383
  Dongwon Securities Co.                                                               69,650           366
* NCsoft Corp.                                                                          4,131           364
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                                                                                                      MARKET
                                                                                                      VALUE*
                                                                                       SHARES          (000)
------------------------------------------------------------------------------------------------------------
  LG Cable Ltd.                                                                        35,930           357
  LG Chem Investment Ltd.                                                              57,270           348
* Shinhan Good Morning Securities Co., Ltd.                                            94,910           334
  Hyosung Corp.                                                                        32,840           326
  Poongsan Corp.                                                                       34,410           305
* Daum Communications Corp.                                                            12,588           303
  Samsung Fine Chemicals Co., Ltd.                                                     24,990           297
  Hankook Tire Co., Ltd.                                                              162,710           294
  Honam Petrochemical Corp.                                                            18,240           293
* Hansol Paper Co., Ltd.                                                               57,130           290
* Anam Semiconductor Inc.                                                              68,210           282
  Hanjin Shipping Co., Ltd.                                                            61,160           277
  Hankuk Electric Glass Co., Ltd.                                                       4,610           230
* Asiana Airlines                                                                     106,395           208
  Hotel Shilla Co.                                                                     45,580           198
  Dong-A Pharmaceutical Co., Ltd.                                                      12,920           196
  LG Electronics Investment Ltd.                                                       17,489           192
  Hanjin Heavy Industries Co., Ltd.                                                    65,940           171
* Hanwha Chemical Corp.                                                                58,740           161
* Serome Technology Inc.                                                               35,804           156
* Hyundai Merchant Marine Co., Ltd.                                                    86,140           148
  Korea Zinc Co., Ltd.                                                                 11,270           145
* Doosan Corp.                                                                         14,560           122
  Handysoft Corp.                                                                      31,790           118
* Haansoft Inc.                                                                        96,967           104
  Hyundai Department Stores GF                                                          5,292            98
* Daou Technology Inc.                                                                 55,590            86
  Green Cross Corp.                                                                     4,070            81
  Korea Technology & Banking Network Corp.                                             33,000            71
* Korea Information & Communications Co., Ltd.                                         10,127            58
                                                                                                  ----------
                                                                                                    142,703
                                                                                                  ----------
Taiwan (15.8%)
* Taiwan Semiconductor Manufacturing Co., Ltd.                                     17,516,900        23,437
  United Microelectronics Corp.                                                    14,101,300        10,225
  Nan Ya Plastic Corp.                                                              7,293,790         6,296
  Formosa Plastic Corp.                                                             5,402,800         5,939
  Hon Hai Precision Industry Co., Ltd.                                              1,501,050         5,420
  China Steel Corp.                                                                 7,587,180         4,082
  Cathay Financial Holding Co.                                                      3,646,000         3,934
* China Development Financial Holding Corp.                                         9,534,508         3,690
  Asustek Computer Inc.                                                             1,518,000         3,145
  Formosa Chemicals & Fibre Corp.                                                   3,470,260         3,125
  Fubon Financial Holding Co., Ltd.                                                 3,176,000         2,769
  Quanta Computer Inc.                                                              1,322,800         2,684
* Chinatrust Financial Holding                                                      3,365,000         2,682
  Acer Inc.                                                                         2,755,935         2,617
  United World Chinese Commercial Bank                                              3,770,550         2,387
  Compal Electronics Inc.                                                           2,031,200         2,256
  Hau Nan Financial Holdings Co., Ltd.                                              3,701,832         2,077
* Advanced Semiconductor Engineering Inc.                                           3,473,000         1,899
  First Commercial Bank                                                             3,155,000         1,870
  Benq Corp.                                                                        1,297,640         1,860
  International Commercial Bank of China                                            3,051,260         1,765
  SinoPac Holdings                                                                  4,010,491         1,679
* Winbond Electronics Corp.                                                         3,022,000         1,662
  Pou Chen Corp.                                                                    1,900,402         1,547
  CTB Financial Holding Co.                                                         3,391,796         1,532
  Delta Electronics Inc.                                                            1,141,550         1,501
  Realtek Semiconductor Corp.                                                         530,600         1,481
  Yulon Motor Co., Ltd.                                                             1,215,240         1,322
* AU Optronics Corp.                                                                2,070,000         1,304
  Uni-President Enterprises Co.                                                     4,121,590         1,299
  Chang Hwa Commercial Bank                                                         3,262,880         1,253
  China Motor Co., Ltd.                                                               884,575         1,252
  Via Technologies Inc.                                                               899,140         1,234
  Inventec Co., Ltd.                                                                1,933,300         1,213
  CMC Magnetics Corp.                                                               2,416,200         1,210
  Macronix International Co., Ltd.                                                  3,573,600         1,182
  Ritek Corp.                                                                       2,120,500         1,178
* Tatung Co., Ltd.                                                                  4,987,000         1,134
* Taishin Financial Holdings                                                        2,447,000         1,105
  Synnex Technology International Corp.                                               674,800         1,087
  International Bank of Taipei                                                      2,667,735         1,086
  Far Eastern Textile Ltd.                                                          3,582,400         1,082
* Walsin Lihwa Corp.                                                                4,426,000         1,006
  Micro-Star International Co., Ltd.                                                  504,500           994
* Mosel Vitelic Inc.                                                                4,144,000           912
  Accton Technology Corp.                                                             723,475           895
  Lite-On Technology Corp.                                                            604,248           878
* Siliconware Precision Industries Co.                                              1,623,000           873
  President Chain Store Corp.                                                         531,189           825
  Kinpo Electronics, Inc.                                                           1,271,460           790
  Yageo Corp.                                                                       2,558,520           758
  Cheng Shin Rubber Industry Co., Ltd.                                                614,640           745
  Gigabyte Technology Co., Ltd.                                                       393,000           712
  Compeq Manufacturing Co., Ltd.                                                      918,750           701
* Teco Electric & Machinery Co., Ltd.                                               2,273,000           654
  Lite-On Electronics, Inc.                                                           831,630           651
  Premier Image Technology Corp.                                                      396,000           649
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                                                                                                      MARKET
EMERGING MARKETS                                                                                      VALUE*
STOCK INDEX FUND                                                                       SHARES          (000)
------------------------------------------------------------------------------------------------------------
  Ambit Microsystems Corp.                                                            193,430           640
  Taiwan Glass Industrial Corp.                                                     1,121,000           635
  China Airlines                                                                    1,213,245           573
  Arima Computer Corp.                                                              1,313,100           548
  D-Link Corp.                                                                        611,800           511
  Nien Hsing Textile Co. Ltd.                                                         564,000           506
  Systex Corp.                                                                        931,200           501
  Formosa Taffeta Co., Ltd.                                                         1,264,640           488
  Asia Cement Corp.                                                                 1,425,000           463
  Sampo Corp.                                                                       1,170,000           417
* Pacific Electric Wire & Cable Co., Ltd.                                           4,568,600           413
  Taiwan Cement Corp.                                                               1,687,080           400
  Evergreen Marine Corp.                                                              968,200           399
* Taiwan Styrene Monomer Corp.                                                        505,000           384
  Giant Manufacturing Co., Ltd.                                                       279,270           359
  Eternal Chemical Co., Ltd.                                                          548,100           344
* Yang Ming Marine Transport                                                        1,326,000           338
* Cathay Construction Corp.                                                         1,489,000           334
  Taiwan Secom Corp., Ltd.                                                            413,700           318
  Microelectronics Technology Inc.                                                    473,100           310
  Phoenixtec Power Co., Ltd.                                                          446,000           302
  Picvue Electronics, Ltd.                                                            801,150           294
  Shihlin Electric & Engineering Corp.                                                634,000           294
* Wus Printed Circuit Co., Ltd.                                                       574,000           274
  Prodisc Technology Inc.                                                             436,730           249
  Continental Engineering Corp.                                                       897,840           244
* Tung Ho Enterprise Corp.                                                            680,400           178
* Aurora Corp.                                                                        632,000           163
  Far Eastern Department Stores Ltd.                                                  821,000           154
* Taiwan Tea Corp.                                                                  1,362,000           123
  China Synthetic Rubber Corp.                                                        383,760           104
* BES Engineering Corp.                                                             1,279,720            91
* Pacific Construction Co., Ltd.                                                    1,702,000            49
                                                                                                  ---------
                                                                                                    144,945
                                                                                                  ---------
Thailand (2.3%)
* Bangkok Bank PLC (Foreign)                                                        1,455,134         2,068
* Thai Farmers Bank PLC (Foreign)                                                   2,713,700         1,944
  Advanced Information Service Public Co., Ltd. (Foreign)                           2,402,740         1,943
  PTT Public Co. Ltd. (Foreign)                                                     1,972,100         1,755
  PTT Exploration & Production PLC (Foreign)                                          617,136         1,726
  BEC World Public Co., Ltd. (Foreign)                                                209,323         1,006
  Siam Cement PLC (Foreign)                                                            38,749           958
* Siam Commercial Bank Cvt. Pfd.                                                    1,493,344           914
  Land & House PLC (Foreign)                                                          442,500           762
  Siam Cement PLC (Local)                                                              32,819           739
  Siam City Cement PLC (Foreign)                                                      149,806           675
  Delta Electronics (Thailand) Public Co. Ltd. (Foreign)                              943,050           654
* Shin Corp. Public Co. Ltd.                                                        2,443,000           638
* National Finance & Securities PLC (Foreign)                                       1,600,430           625
* Siam Commercial Bank  PLC (Foreign)                                                 907,591           551
  Hana Microelectronics Public Co., Ltd. (Foreign)                                    263,600           362
  Bangkok Expressway PLC (Foreign)                                                    865,000           316
  Charoen Pokphand Foods Public Co., Ltd. (Foreign)                                 3,053,712           312
* TelecomAsia PLC (Foreign)                                                        2,228,088            299
  Ratchaburi Electricity Generating Holding Public Co. Ltd. (Foreign)                 694,400           271
* DBS Thai Danu Bank PLC (Foreign)                                                  2,006,200           255
* Bank of Asia Public Co. Ltd.(Foreign)                                             2,251,000           252
  Thai Union Frozen Products Public Co. Ltd. (Foreign)                                565,500           238
* Bank of Ayudhya PLC (Foreign)                                                     1,482,084           233
  Kiatnakin Finance Public Co. Ltd. (Foreign)                                         288,000           228
  Electricity Generating PLC (Foreign)                                                259,048           227
  National Petrochemical PLC (Foreign)                                                171,916           195
  Siam Makro Public Co., Ltd.(Foreign)                                                165,400           173
* Industrial Finance Corp. of Thailand PLC (Foreign)                                1,102,508           145
* United Broadcasting Corp. PLC (Foreign)                                             394,096           126
* Bangkok Bank PLC (Local)                                                             96,400           115
* Charoen Pokphand Foods Public Co., Ltd. Warrants Exp. 5/6/2005                      161,171            11
* TelecomAsia Corp. Public Co., Ltd. (Foreign)  Warrants Exp. 4/3/2010              1,020,789             0
                                                                                                  ----------
                                                                                                     20,716
                                                                                                  ----------
Turkey (1.6%)
* Akbank TAS                                                                      575,009,300         1,646
* Turkiye Is Bankasi A.S. C Shares                                                577,523,740         1,515
  Tupras-Turkiye Petrol Rafinerileri A.S.                                         237,959,516         1,164

46

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
                                                                                                      VALUE*
                                                                                       SHARES          (000)
------------------------------------------------------------------------------------------------------------
* Anadolu Efes Biracilik ve Malt Sanayi A.S.                                       59,451,116         1,064
* Haci Omer Sabanci Holding A.S.                                                  375,595,252         1,041
* Turkcell Iletisim Hizmetleri A.S.                                               168,962,900         1,008
* KOC Holding A.S.                                                                 93,997,900           996
* Turkiye Garanti Bankasi A.S.                                                    661,605,421           741
* Yapi ve Kredi Bankasi A.S.                                                      828,474,398           679
  Migros Turk A.S.                                                                 10,911,509           592
* Eregli Demir ve Celik Fabrikalari A.S.                                           53,378,071           557
* Arcelik A.S.                                                                     65,150,893           437
* Vestel Elektronik Sanayi ve Ticaret A.S.                                        184,355,707           341
* Hurriyet Azetecilik ve Matbaacillik A.S.                                        130,283,578           311
* Petrol Ofisi A.S.                                                               139,470,500           308
* Tofas Turk Otomobil Fabrikasi A.S.                                              107,095,717           255
* Ford Otomotiv Sanayi A.S.                                                        30,116,085           251
  Trakya Cam Sanayii A.S.                                                          80,955,136           246
* Turk Sise ve Cam Fabrikalari A.S.                                               231,944,089           232
  Aksigorta A.S.                                                                   67,230,782           204
* Dogan Yayin Holding A.S.                                                        146,417,496           181
  Aksa Akrilik Kimya Sanayii A.S.                                                  17,348,218           178
  Aygaz A.S.                                                                       32,047,503           172
* Ak Enerji Elektrik Uretimi Otoproduktor Gruba A.S.                               28,043,096           145
  Alarko Holdings A.S.                                                             11,207,152           132
  Cisma Cemento Sanayi ve Ticaret A.S.                                             28,945,480           126
* Is Gayrimenkul Yatirim  Ortakligi A.S.                                          247,384,175           124
* Tansas Perakende Magazacilik Ticaret A.S.                                       158,120,596           104
  Akcansa Cimento A.S.                                                             17,166,716           101
  Adana Cimento Sanayii T.A.S.                                                     25,930,604            72
  Netas-Northern Elektrik Telekomunikasyon A.S.                                     4,381,324            66
  Kordsa Kord Bezi Sanayi ve Ticaret A.S.                                          13,864,936            42
                                                                                                   ---------
                                                                                                     15,031
                                                                                                   ---------
------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $1,157,208)                                                                                 828,580
------------------------------------------------------------------------------------------------------------
                                                                                         FACE         MARKET
                                                                                       AMOUNT         VALUE*
                                                                                        (000)          (000)
------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (10.4%)(1)
------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank
(2)   1.60%, 12/20/2002                                                                 5,000         4,989
(2)   1.68%, 12/26/2002                                                                 2,000         1,995
(2)   1.68%, 12/27/2002                                                                 1,200         1,197
Federal Home Loan Mortgage Corp.
(2)   1.941%, 12/20/2002                                                               10,000         9,978
Federal National Mortgage Assn.
(2)    1.77%, 12/18/2002                                                                8,000         7,983
Repurchase Agreement
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  1.92%, 11/1/2002                                                                     69,290        69,290
------------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $95,427)                                                                                     95,432
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.7%)
  (Cost $1,252,635)                                                                                 924,012
------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.7%)
------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                  3,163
Liabilities                                                                                          (9,633)
                                                                                                     -------
                                                                                                     (6,470)
                                                                                                     -------
------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
============================================================================================================
  *See Note A in Notes to Financial Statements.
  *Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of equity swap contracts. Investments in swap contracts increased the fund's equity investments in South Korea and Taiwan to 18.7% and 17.8%, respectively.
   After giving effect to swap investments, the fund's effective common stock and temporary cash investment positions represent 95.4% and 5.3%, respectively, of net assets. See Note F in Notes to Financial Statements.
(2)Securities with an aggregate value of $26,142,000 have been segregated in connection with open swap contracts.
ADR--American Depositary Receipt.
ILS--Israeli Shekel.

--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                          VALUE*
EMERGING MARKETS STOCK INDEX FUND                                          (000)
--------------------------------------------------------------------------------
AT OCTOBER 31, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                      $1,405,841
Undistributed Net Investment Income*                                     12,815
Accumulated Net Realized Losses*                                       (165,876)
Unrealized Depreciation*
  Investment Securities                                                (328,623)
  Foreign Currencies                                                       (141)
  Swap Contracts                                                         (6,474)
--------------------------------------------------------------------------------
NET ASSETS                                                             $917,542
================================================================================

Investor Shares--Net Assets
Applicable to 112,503,606 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                            $841,402
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                                $7.48
================================================================================

Institutional Shares--Net Assets
Applicable to 10,165,948 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                             $76,140
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                          $7.49
================================================================================
*See Notes E and F in Notes to Financial Statements for the tax-basis components of net assets.


48

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
                                                                                                      VALUE*
TOTAL INTERNATIONAL STOCK INDEX FUND                                                   SHARES          (000)
------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.0%)
------------------------------------------------------------------------------------------------------------
Vanguard European Stock Index Fund Investor Shares                                113,889,277    $1,872,340
Vanguard Pacific Stock Index Fund Investor Shares                                 128,260,742       756,738
Vanguard Emerging Markets Stock Index Fund Investor Shares                         33,991,562       254,257
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
  (Cost $3,981,771)                                                                               2,883,335
------------------------------------------------------------------------------------------------------------

                                                                                         FACE
                                                                                       AMOUNT
                                                                                        (000)
------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.1%)
------------------------------------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  1.92%, 11/1/2002
(Cost $2,595)                                                                          $2,595         2,595
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%)
  (Cost $3,984,366)                                                                               2,885,930
------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.1%)
------------------------------------------------------------------------------------------------------------
Other Assets                                                                                          5,363
Liabilities                                                                                          (7,694)
                                                                                                  ----------
                                                                                                     (2,331)
                                                                                                  ----------
------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
------------------------------------------------------------------------------------------------------------
Applicable to 370,363,592 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                                                      $2,883,599
============================================================================================================
NET ASSET VALUE PER SHARE                                                                             $7.79
============================================================================================================
*See Note A in Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------
AT OCTOBER 31, 2002, NET ASSETS CONSISTED OF:
------------------------------------------------------------------------------------------------------------
                                                                                       AMOUNT           PER
                                                                                        (000)         SHARE
------------------------------------------------------------------------------------------------------------
Paid-in Capital                                                                    $4,032,938        $10.90
Undistributed Net Investment Income*                                                      351            --
Accumulated Net Realized Losses*                                                      (51,254)         (.14)
Unrealized Depreciation*                                                           (1,098,436)        (2.97)
------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $2,883,599        $ 7.79
============================================================================================================
*See Notes E and F in Notes to Financial Statements for the tax-basis components of net assets.

                                                                              49

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
                                                                                                      VALUE*
DEVELOPED MARKETS INDEX FUND                                                           SHARES          (000)
------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.9%)
------------------------------------------------------------------------------------------------------------
Vanguard European Stock Index Fund Investor Shares                                 13,340,883     $ 219,324
Vanguard Pacific Stock Index Fund Investor Shares                                  15,020,579        88,621
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.9%)
  (Cost $396,999)                                                                                   307,945
------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
  Other Assets                                                                                          535
  Liabilities                                                                                          (280)
                                                                                                 -----------
                                                                                                        255
                                                                                                 -----------
------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
============================================================================================================

Applicable to 53,108,834 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                                                        $308,200
============================================================================================================
NET ASSET VALUE PER SHARE                                                                             $5.80
============================================================================================================
*See Note A in Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------
                                                                                       AMOUNT            PER
                                                                                        (000)          SHARE
------------------------------------------------------------------------------------------------------------
AT OCTOBER 31, 2002, NET ASSETS CONSISTED OF:
------------------------------------------------------------------------------------------------------------
Paid-in Capital                                                                      $397,244        $ 7.48
Undistributed Net Investment Income*                                                       10            --
Accumulated Net Realized Gains*                                                            --            --
Unrealized Depreciation*                                                              (89,054)        (1.68)
------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                           $308,200        $ 5.80
============================================================================================================
*See Notes E and F in Notes to Financial Statements for the tax-basis components of net assets.

50

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
                                                                                                      VALUE*
INSTITUTIONAL DEVELOPED MARKETS INDEX FUND                                             SHARES          (000)
------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.0%)
------------------------------------------------------------------------------------------------------------
Vanguard European Stock Index Fund Institutional Shares                            11,295,816      $185,929
Vanguard Pacific Stock Index Fund Institutional Shares                             12,739,504        75,290
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
  (Cost $363,544)                                                                                   261,219
------------------------------------------------------------------------------------------------------------
                                                                                         FACE
                                                                                       AMOUNT
                                                                                        (000)
------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.1%)
------------------------------------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  1.92%, 11/1/2002
  (Cost $179)                                                                             $179          179
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%)
  (Cost $363,723)                                                                                   261,398
------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES(-0.1%)
------------------------------------------------------------------------------------------------------------
Receivables for Capital Shares Issued                                                                 9,156
Payables for Investment Securities Purchased                                                         (9,340)
Other Liabilities                                                                                      (101)
                                                                                                 -----------
                                                                                                       (285)
                                                                                                 -----------
------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
------------------------------------------------------------------------------------------------------------
Applicable to 45,340,096 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                                                        $261,113
============================================================================================================
NET ASSET VALUE PER SHARE                                                                             $5.76
============================================================================================================
*See Note A in Notes to Financial Statements.


------------------------------------------------------------------------------------------------------------
                                                                                       AMOUNT           PER
                                                                                        (000)         SHARE
------------------------------------------------------------------------------------------------------------
AT OCTOBER 31, 2002, NET ASSETS CONSISTED OF:
------------------------------------------------------------------------------------------------------------
Paid-in Capital                                                                      $363,396        $ 8.02
Undistributed Net Investment Income*                                                       31            --
Accumulated Net Realized Gains*                                                            11            --
Unrealized Depreciation*                                                             (102,325)        (2.26)
------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                           $261,113        $ 5.76
============================================================================================================
*See Notes E and F in Notes to Financial Statements for the tax-basis components of net assets.

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. The Total International Stock, Developed Markets, and Institutional Developed Markets Index Funds' Income Distributions Received from the other funds' net income have been reduced by their share of the other funds' expenses. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

--------------------------------------------------------------------------------------------------------------------------------
                                                      EUROPEAN STOCK              PACIFIC STOCK                 EMERGING MARKETS
                                                          INDEX FUND                 INDEX FUND                 STOCK INDEX FUND
                                                      --------------------------------------------------------------------------
                                                                           YEAR ENDED OCTOBER 31, 2002
                                                      --------------------------------------------------------------------------
                                                               (000)                      (000)                            (000)
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends*                                               $ 120,318                   $ 22,700                        $ 19,390
  Interest                                                       402                        376                           1,372
  Security Lending                                             5,009                        717                               3
  Swap Income                                                     --                         --                           1,051
--------------------------------------------------------------------------------------------------------------------------------
    Total Income                                             125,729                     23,793                          21,816
--------------------------------------------------------------------------------------------------------------------------------
EXPENSES
  The Vanguard Group--Note B
    Investment Advisory Services                                  99                         99                              99
    Management and Administrative--Investor Shares            10,623                      4,344                           2,850
    Management and Administrative--Admiral Shares                589                        232                              --
    Management and Administrative--Institutional Shares          345                        196                             144
    Marketing and Distribution--Investor Shares                  725                        267                             150
    Marketing and Distribution--Admiral Shares                    34                         10                              --
    Marketing and Distribution--Institutional Shares              61                         22                              16
  Custodian Fees                                               2,473                      1,007                           2,114
  Auditing Fees                                                   15                         15                              21
  Shareholders' Reports and Proxies--Investor Shares             201                         75                              57
  Shareholders' Reports and Proxies--Admiral Shares                2                          1                              --
  Shareholders' Reports and Proxies--Institutional Shares         --                         --                              --
  Trustees' Fees and Expenses                                      6                          2                               1
--------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                            15,173                      6,270                           5,452
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                        110,556                     17,523                          16,364
--------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                                (245,025)                   (67,954)                        (64,599)
  Futures Contracts                                           (6,943)                    (1,259)                             --
  Foreign Currencies and Forward Currency Contracts            3,395                        604                          (1,702)
--------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                    (248,573)                   (68,609)                        (66,301)
--------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities                                     (585,189)                  (178,724)                         82,729
  Futures Contracts                                           (2,488)                    (2,833)                             --
  Foreign Currencies and Forward Currency Contracts            1,436                        698                             166
  Swap Contracts                                                  --                         --                          (6,474)
--------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)            (586,241)                  (180,859)                         76,421
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                $(724,258)                 $(231,945)                        $26,484
================================================================================================================================
*Dividends are net of foreign withholding taxes of $9,209,000, $1,763,000, and $2,012,000, respectively.

52

--------------------------------------------------------------------------------------------------------------------------------
                                                                TOTAL                                              INSTITUTIONAL
                                                        INTERNATIONAL                       DEVELOPED                  DEVELOPED
                                                                STOCK                         MARKETS                    MARKETS
                                                           INDEX FUND                      INDEX FUND                 INDEX FUND
                                                                ----------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31, 2002
                                                                ----------------------------------------------------------------
                                                                (000)                           (000)                      (000)
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income
  Income Distributions Received                              $ 50,642                         $ 3,017                   $ 4,407
  Interest                                                         54                              16                         6
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME--Note C                                  50,696                           3,033                     4,413
REALIZED NET GAIN (LOSS)
  Capital Gain Distributions Received                              --                              --                        --
  Investment Securities Sold                                  (43,870)                             --                        --
--------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                      (43,870)                             --                        --
--------------------------------------------------------------------------------------------------------------------------------
  CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    OF INVESTMENT SECURITIES                                 (396,552)                        (46,600)                  (42,863)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                 $(389,726)                       $(43,567)                 $(38,450)
================================================================================================================================

                                                                              53

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the three most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

-------------------------------------------------------------------------------------------------------------------------
                                                                         EUROPEAN STOCK INDEX FUND
                                                       ------------------------------------------------------------------
                                                          YEAR ENDED                  JAN. 1 TO                YEAR ENDED
                                                       OCT. 31, 2002             OCT. 31, 2001*             DEC. 31, 2000
                                                               (000)                      (000)                     (000)
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net Investment Income                                    $ 110,556                   $ 88,958                 $ 96,329
  Realized Net Gain (Loss)                                  (248,573)                   (22,040)                 (57,002)
  Change in Unrealized Appreciation (Depreciation)          (586,241)                (1,572,671)                (555,694)
-------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations                              (724,258)                (1,505,753)                (516,367)
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                          (93,901)                    (2,183)                 (89,427)
    Admiral Shares                                            (7,397)                        --                       --
    Institutional Shares                                      (6,895)                      (140)                  (4,180)
  Realized Capital Gain
    Investor Shares                                               --                         --                (10,625)**
    Admiral Shares                                                --                         --                       --
    Institutional Shares                                          --                         --                       --
-------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                     (108,193)                    (2,323)                (104,232)
-------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note H
  Investor Shares                                            414,037                    (32,228)                 111,059
  Admiral Shares                                             141,385                    279,751                       --
  Institutional Shares                                       119,523                     39,307                  297,921
-------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital
     Share Transactions                                      674,945                    286,830                  408,980
-------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                                 (157,506)                (1,221,246)                (211,619)
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                      4,673,375                  5,894,621                6,106,240
-------------------------------------------------------------------------------------------------------------------------
  End of Period                                           $4,515,869                 $4,673,375               $5,894,621
=========================================================================================================================
 *The fund's fiscal year end changed from December 31 to October 31, effective October 31, 2001.
**Includes short-term gain distributions totaling $6,375,000 that are treated as ordinary income dividends for tax purposes.

54

-------------------------------------------------------------------------------------------------------------------------
                                                                         PACIFIC STOCK INDEX FUND
                                                       ------------------------------------------------------------------
                                                          YEAR ENDED                  JAN. 1 TO                YEAR ENDED
                                                       OCT. 31, 2002             OCT. 31, 2001*             DEC. 31, 2000
                                                               (000)                      (000)                     (000)
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                                     $ 17,523                   $ 15,916                 $ 15,953
  Realized Net Gain (Loss)                                   (68,609)                   (32,300)                  31,665
  Change in Unrealized Appreciation (Depreciation)          (180,859)                  (464,658)                (720,786)
-------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations                              (231,945)                  (481,042)                (673,168)
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                           (6,460)                        --                  (25,002)
    Admiral Shares                                              (464)                        --                       --
    Institutional Shares                                        (556)                        --                   (1,301)
  Realized Capital Gain
    Investor Shares                                               --                         --                       --
    Admiral Shares                                                --                         --                       --
    Institutional Shares                                          --                         --                       --
-------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                       (7,480)                        --                  (26,303)
-------------------------------------------------------------------------------------------------------------------------
CAPITAL SAHRE TRANSACTIONS--Note H
  Investor Shares                                            201,347                     13,373                  (29,057)
  Admiral Shares                                              37,503                     88,097                       --
  Institutional Shares                                        61,788                     13,678                  126,694
-------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital
     Share Transactions                                      300,638                    115,148                   97,637
-------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                                   61,213                   (365,894)                (601,834)
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                      1,558,601                  1,924,495                2,526,329
-------------------------------------------------------------------------------------------------------------------------
  End of Period                                           $1,619,814                 $1,558,601               $1,924,495
=========================================================================================================================
*The fund's fiscal year end changed from December 31 to October 31, effective October 31, 2001.

-------------------------------------------------------------------------------------------------------------------------
                                                                        EMERGING MARKETS STOCK INDEX FUND
                                                       ------------------------------------------------------------------
                                                          YEAR ENDED                  JAN. 1 TO                YEAR ENDED
                                                       OCT. 31, 2002             OCT. 31, 2001*             DEC. 31, 2000
                                                               (000)                      (000)                     (000)
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income                                       $ 16,364                   $ 21,683                 $ 16,617
Realized Net Gain (Loss)                                     (66,301)                     3,562                   40,755
Change in Unrealized Appreciation (Depreciation)              76,421                   (207,846)                (413,974)
 Net Increase (Decrease) in Net Assets Resulting from
 Operations                                                   26,484                   (182,601)                (356,602)
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income
Investor Shares                                              (18,741)                    (1,050)                 (22,021)
Institutional Shares                                          (2,055)                       (98)                    (457)
Realized Capital Gain
Investor Shares                                                   --                         --                       --
Institutional Shares                                              --                         --                       --
Total Distributions                                          (20,796)                    (1,148)                 (22,478)
-------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note H
Investor Shares                                               66,374                     21,616                  149,922
Institutional Shares                                          10,755                     64,138                   24,233
Net Increase (Decrease) from Capital
  Share Transactions                                          77,129                     85,754                  174,155
Total Increase (Decrease)                                     82,817                    (97,995)                (204,925)
Net Assets
Beginning of Period                                          834,725                    932,720                1,137,645
End of Period                                               $917,542                   $834,725                $ 932,720
-------------------------------------------------------------------------------------------------------------------------
*The fund's fiscal year end changed from December 31 to October 31, effective October 31, 2001.

-------------------------------------------------------------------------------------------------------------------------
                                                                        TOTAL INTERNATIONAL STOCK INDEX FUND
                                                       ------------------------------------------------------------------
                                                          YEAR ENDED                  JAN. 1 TO                YEAR ENDED
                                                       OCT. 31, 2002             OCT. 31, 2001*              DEC 31, 2000
                                                               (000)                      (000)                     (000)
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income                                       $ 50,696                    $ 1,246                 $ 46,864
Realized Net Gain (Loss)                                     (43,870)                    (7,257)                   2,954
Change in Unrealized Appreciation (Depreciation)            (396,552)                  (760,655)                (525,892)
  Net Increase (Decrease) in Net Assets
  Resulting from  Operations                                (389,726)                  (766,666)                (476,074)
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income                                       (50,646)                        --                  (47,616)
 Realized Capital Gain                                            --                         --                (10,356)**
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                                          (50,646)                        --                  (57,972)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS--Note H                                 592,307                    578,552                  884,245
-------------------------------------------------------------------------------------------------------------------------
 Total Increase (Decrease)                                   151,935                   (188,114)                 350,199
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                                        2,731,664                  2,919,778                2,569,579
End of Period                                             $2,883,599                 $2,731,664               $2,919,778
=========================================================================================================================
 *The fund's fiscal year end changed from December 31 to October 31, effective October 31, 2001.
**Includes short-term gain distributions totaling $2,381,000 that are treated as ordinary income dividends for tax purposes.


-------------------------------------------------------------------------------------------------------------------------
                                                                             DEVELOPED MARKETS INDEX FUND
                                                       ------------------------------------------------------------------
                                                          YEAR ENDED                  JAN. 1 TO                MAY 8** TO
                                                       OCT. 31, 2002             OCT. 31, 2001*             DEC. 31, 2000
                                                               (000)                      (000)                     (000)
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income                                        $ 3,033                       $ 40                  $ 1,564
Realized Net Gain (Loss)                                          --                          7                        2
Change in Unrealized Appreciation (Depreciation)             (46,600)                   (34,614)                  (7,840)
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                                (43,567)                   (34,567)                  (6,274)
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                       (3,023)                        --                   (1,618)
  Realized Capital Gain                                           --                         --                       --
-------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                       (3,023)                        --                   (1,618)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) FROM
  CAPITAL SHARE TRANSACTIONS--Note H                         209,397                     81,202                  106,650
    Total Increase (Decrease)                                162,807                     46,635                   98,758
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                                          145,393                     98,758                       --
End of Period                                               $308,200                   $145,393                 $ 98,758
=========================================================================================================================
 *The fund's fiscal year end changed from December 31 to October 31, effective October 31, 2001.
**Inception.

                                                                              57

-------------------------------------------------------------------------------------------------------------------------
                                                                INSTITUTIONAL DEVELOPED MARKETS INDEX FUND
                                                       ------------------------------------------------------------------
                                                          YEAR ENDED                  JAN. 1 TO               JUNE 1** TO
                                                       OCT. 31, 2002             OCT. 31, 2001*             DED. 31, 2000
                                                               (000)                      (000)                     (000)
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income                                        $ 4,413                       $ 74                  $ 2,122
Realized Net Gain (Loss)                                          --                          3                        8
Change in Unrealized Appreciation (Depreciation)             (42,863)                   (48,998)                 (10,464)
   Net Increase (Decrease) in Net Assets
   Resulting from Operations                                 (38,450)                   (48,921)                  (8,334)
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                       (4,448)                        --                   (2,119)
  Realized Capital Gain                                           --                         --                       --
-------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                        (4,448)                        --                   (2,119)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) FROM
  CAPITAL SHARE TRANSACTIONS--Note H                          97,692                     83,940                  181,753
-------------------------------------------------------------------------------------------------------------------------
    Total Increase (Decrease)                                 54,794                     35,019                  171,300
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                                          206,319                    171,300                       --
End of Period                                               $261,113                   $206,319                 $171,300
=========================================================================================================================
 *The fund's fiscal year end changed from December 31 to October 31, effective   October 31, 2001.
**Inception.

58

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. The table also presents the fund's Total Return and shows net investment income and expenses as percentages of average net assets. The Total International Stock, Developed Markets, and Institutional Developed Markets Index Funds' expense ratios are zero because they pay no direct expenses; these funds' share of the expenses of the other funds in which they invest reduces the income received from them. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

EUROPEAN STOCK INDEX FUND INVESTOR SHARES

------------------------------------------------------------------------------------------------------------------------
                                               YEAR ENDED    Jan. 1 TO                  YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                           OCT. 31,    OCT. 31,          ----------------------------------------
THROUGHOUT EACH PERIOD                                2002       2001*          2000       1999        1998        1997
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $19.50      $25.99        $28.82     $25.28      $20.13      $16.57
------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net Investment Income                                  .39         .37          .335        .50         .41         .38
Net Realized and Unrealized Gain (Loss)
  on Investments                                     (3.01)      (6.85)       (2.692)      3.69        5.40        3.63
------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                 (2.62)      (6.48)       (2.357)      4.19        5.81        4.01
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                (.44)       (.01)        (.423)      (.50)       (.52)       (.37)
  Distributions from Realized Capital Gains             --          --         (.050)      (.15)       (.14)       (.08)
------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                 (.44)       (.01)        (.473)      (.65)       (.66)       (.45)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $16.44      $19.50        $25.99     $28.82      $25.28      $20.13
========================================================================================================================

TOTAL RETURN**                                     -13.81%     -24.94%        -8.18%     16.62%      28.86%      24.23%
========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                $3,870      $4,165        $5,611     $6,106      $4,479      $2,432
Ratio of Total Expenses to
  Average Net Assets                                 0.33%      0.30%Y         0.29%      0.29%       0.29%       0.31%
Ratio of Net Investment Income to
  Average Net Assets                                 2.24%      2.08%Y         1.64%      1.99%       1.97%       2.19%
Portfolio Turnover Rate                                15%          3%            8%         7%          7%          3%
========================================================================================================================
 *The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Total returns do not reflect the transaction fee on purchases (0.5% from 11/3/1997 through 3/31/2000, 1.0% from 1996 through 11/2/1997) or the $10 annual account maintenance fee applied on balances under $10,000.
  YAnnualized.

EUROPEAN STOCK INDEX FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                       YEAR ENDED       AYG. 13*
                                                         OCT. 31,    TO OCT. 31,
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD              2002          2001**
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $45.77         $50.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net Investment Income                                        .96            .12
Net Realized and Unrealized Gain (Loss) on Investments     (7.08)         (4.35)
Total from Investment Operations                           (6.12)         (4.23)
--------------------------------------------------------------------------------
DISTRIBUTIONS
Dividends from Net Investment Income                       (1.04)            --
Distributions from Realized Capital Gains                     --             --
--------------------------------------------------------------------------------
Total Distributions                                        (1.04)            --
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $38.61         $45.77
================================================================================

TOTAL RETURN                                             -13.74%          -8.46%
================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                        $335            $261
Ratio of Total Expenses to Average Net Assets              0.23%          0.25%Y
Ratio of Net Investment Income to Average Net Assets       2.41%          0.70%Y
Portfolio Turnover Rate                                      15%              3%
================================================================================
 *Inception.
**The fund's fiscal year-end changed from December 31 to October 31, effective
  October 31, 2001.
 YAnnualized.

EUROPEAN STOCK INDEX FUND INSTITUTIONAL SHARES

-------------------------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED                  JAN. 1 TO                  MAY 15**
                                                            OCT. 31,                   OCT. 31,               TO DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                  2002                      2001*                      2000
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $19.52                     $25.99                   $27.22
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net Investment Income                                           .414                       .390                     .172
 Net Realized and Unrealized Gain (Loss) on Investments       (3.015)                    (6.848)                   (.965)
-------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                            (2.601)                    (6.458)                   (.793)
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Dividends from Net Investment Income                           (.459)                     (.012)                   (.437)
Distributions from Realized Capital Gains                         --                         --                       --
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                                            (.459)                     (.012)                   (.437)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $16.46                     $19.52                    $25.99
=========================================================================================================================

TOTAL RETURN                                                 -13.71%                    -24.85%                    -2.89%
=========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                            $311                       $248                      $284
Ratio of Total Expenses to Average Net Assets                  0.18%                     0.20%Y                    0.20%Y
Ratio of Net Investment Income to Average Net Assets           2.46%                     2.13%Y                    1.19%Y
Portfolio Turnover Rate                                          15%                         3%                        8%
-------------------------------------------------------------------------------------------------------------------------
 *The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Inception.
 YAnnualized.

60

PACIFIC STOCK INDEX FUND INVESTOR SHARES

------------------------------------------------------------------------------------------------------------------------
                                                YEAR ENDED   JAN. 1 TO                  YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                           OCT. 31,    OCT. 31,          ----------------------------------------
THROUGHOUT EACH PERIOD                                2002       2001*          2000       1999        1998         1997
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $6.79       $8.95        $12.22     $ 7.84       $7.72      $10.51
------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net Investment Income                                 .065         .07          .077        .08        .085         .09
Net Realized and Unrealized Gain (Loss)
 on Investments                                      (.923)      (2.23)       (3.222)      4.39        .100       (2.79)
------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                    (.858)      (2.16)       (3.145)      4.47        .185       (2.70)
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Dividends from Net Investment Income                 (.032)         --         (.125)      (.09)      (.065)       (.09)
Distributions from Realized Capital Gains               --          --            --         --          --          --
------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (.032)         --        (.125)       (.09)      (.065)       (.09)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $5.90       $6.79        $ 8.95     $12.22       $7.84      $ 7.72
========================================================================================================================

TOTAL RETURN**                                     -12.67%     -24.13%       -25.74%     57.05%       2.41%      -25.67%
========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                $1,386      $1,389        $1,823     $2,526      $1,033         $827
Ratio of Total Expenses to
 Average Net Assets                                  0.40%      0.37%Y         0.38%      0.37%       0.40%        0.35%
Ratio of Net Investment Income to
 Average Net Assets                                  1.04%      1.06%Y         0.68%      0.95%       1.17%        1.03%
Portfolio Turnover Rate                                20%          2%            6%         6%          4%           8%
------------------------------------------------------------------------------------------------------------------------
 *The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Total returns do not reflect the transaction fee on purchases (0.5% from 1/1/1997 through 3/31/2000) or the $10 annual account maintenance fee applied on balances under $10,000.
 YAnnualized.

                                                                              61

PACIFIC STOCK INDEX FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                   YEAR ENDED           AUG. 13*
                                                     OCT. 31,        TO OCT. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           2002             2001**
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $44.40             $50.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net Investment Income                                    .461               .20
Net Realized and Unrealized Gain
  (Loss) on Investments                                (6.016)            (5.80)
--------------------------------------------------------------------------------
 Total from Investment Operations                      (5.555)            (5.60)
--------------------------------------------------------------------------------
DISTRIBUTIONS
Dividends from Net Investment Income                    (.215)               --
Distributions from Realized Capital Gains                  --                --
--------------------------------------------------------------------------------
Total Distributions                                      (.215)              --
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $38.63           $44.40
================================================================================

TOTAL RETURN                                           -12.55%           -11.20%
================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                      $102               $80
Ratio of Total Expenses to Average Net Assets            0.30%            0.32%Y
Ratio of Net Investment Income to Average Net Assets     1.16%            2.05%Y
Portfolio Turnover Rate                                    20%                2%
--------------------------------------------------------------------------------
 *Inception.
**The fund's fiscal year-end changed from December 31 to October 31, effective
  October 31, 2001.
 YAnnualized.


PACIFIC STOCK INDEX FUND INSTITUTIONAL SHARES

-------------------------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED                  Jan. 1 TO                  MAY 15**
                                                            OCT. 31,                   OCT. 31,               TO DEC. 31,
-------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                  2002                      2001*                      2000
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $6.79                      $8.95                   $11.10
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net Investment Income                                           .081                        .08                     .052
Net Realized and Unrealized Gain (Loss) on Investments         (.923)                     (2.24)                  (2.071)
-------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                               (.842)                     (2.16)                  (2.019)
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Dividends from Net Investment Income                           (.038)                        --                    (.131)
Distributions from Realized Capital Gains                         --                         --                       --
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                                            (.038)                        --                    (.131)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $5.91                      $6.79                    $ 8.95
=========================================================================================================================

TOTAL RETURN                                                 -12.44%                    -24.13%                   -18.19%
=========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                            $131                        $90                      $102
Ratio of Total Expenses to Average Net Assets                  0.25%                     0.29%Y                    0.29%Y
Ratio of Net Investment Income to Average Net Assets           1.20%                     1.18%Y                    0.79%Y
Portfolio Turnover Rate                                          20%                         2%                        6%
-------------------------------------------------------------------------------------------------------------------------
 *The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Inception.
 YAnnualized.

62

EMERGING MARKETS STOCK INDEX FUND INVESTOR SHARES

------------------------------------------------------------------------------------------------------------------------
                                                YEAR ENDED   Jan. 1 TO                    YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                           OCT. 31,    OCT. 31,          ----------------------------------------
THROUGHOUT EACH PERIOD                                2002       2001*          2000       1999        1998         1997
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $7.28       $8.84        $12.50     $ 7.91       $9.98      $12.28
------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net Investment Income                                  .15         .19          .141        .24         .27         .24
Net Realized and Unrealized Gain (Loss)
  on Investments                                       .25       (1.74)       (3.583)      4.62       (2.08)      (2.31)
------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                       .40       (1.55)       (3.442)      4.86       (1.81)      (2.07)
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Dividends from Net Investment Income                  (.20)       (.01)        (.218)      (.27)       (.26)       (.23)
Distributions from Realized Capital Gains               --          --            --         --          --          --
------------------------------------------------------------------------------------------------------------------------
Total Distributions                                   (.20)       (.01)        (.218)      (.27)       (.26)       (.23)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $7.48       $7.28        $ 8.84     $12.50       $7.91      $ 9.98
========================================================================================================================

TOTAL RETURN**                                       5.27%     -17.55%       -27.56%     61.57%     -18.12%      -16.82%
========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                  $841        $770          $913     $1,138        $577         $660
Ratio of Total Expenses to
 Average Net Assets                                  0.57%      0.60%Y         0.59%      0.58%       0.61%        0.57%
Ratio of Net Investment Income to
 Average Net Assets                                  1.67%      2.69%Y         1.51%      2.55%       2.99%        1.96%
Portfolio Turnover Rate                                65%         23%           40%        22%         22%          19%
------------------------------------------------------------------------------------------------------------------------
 *The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Total returns do not reflect the transaction fee on purchases (0.5% beginning  4/1/2000, 1.0% from 11/3/1997 through 3/31/2000,
  1.5% from 1/1/1997 through  11/2/1997), the transaction fee on redemptions (0.5% beginning 4/1/2000, 1.0%  through 3/31/2000), or the $10 annual account maintenance fee applied on balances under $10,000.
 YAnnualized.

EMERGING MARKETS STOCK INDEX FUND INSTITUTIONAL SHARES

-------------------------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED                  Jan. 1 TO                 JUNE 22**
                                                            OCT. 31,                   OCT. 31,               TO DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                  2002                      2001*                      2000
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $7.29                      $8.84                    $11.16
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net Investment Income                                           .165                       .200                     .021
  Net Realized and Unrealized Gain (Loss) on Investments        .246                     (1.739)                  (2.126)
-------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                             .411                     (1.539)                  (2.105)
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Dividends from Net Investment Income                           (.211)                     (.011)                   (.215)
Distributions from Realized Capital Gains                         --                         --                       --
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                                            (.211)                     (.011)                   (.215)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $7.49                      $7.29                    $ 8.84
=========================================================================================================================

TOTAL RETURN^                                                  5.40%                    -17.42%                   -18.86%
=========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                             $76                        $65                       $19
Ratio of Total Expenses to Average Net Assets                  0.41%                    0.45%^^                   0.45%^^
Ratio of Net Investment Income to Average Net Assets           1.85%                    2.75%^^                   1.34%^^
Portfolio Turnover Rate                                          65%                        23%                       40%
-------------------------------------------------------------------------------------------------------------------------
 *The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Inception.
 ^Total returns do not reflect the 0.5% transaction fee on purchases and redemptions.
^^Annualized.

TOTAL INTERNATIONAL STOCK INDEX FUND

------------------------------------------------------------------------------------------------------------------------
                                                YEAR ENDED   JAN. 1 TO                   YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                           OCT. 31,    OCT. 31,          ----------------------------------------
THROUGHOUT EACH PERIOD                                2002       2001*          2000       1999        1998        1997
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $8.99      $11.83        $14.31     $11.19      $ 9.87      $10.14
------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net Investment Income                                 .165          --           .20        .21         .21         .18
Capital Gain Distributions Received                     --          --           .01        .04         .02         .02
Net Realized and Unrealized Gain (Loss)
on Investments                                      (1.200)      (2.84)        (2.44)      3.09        1.31        (.28)
------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                    (1.035)      (2.84)        (2.23)      3.34        1.54        (.08)
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                (.165)         --          (.20)      (.21)       (.21)       (.17)
 Distributions from Realized Capital Gains              --          --          (.05)      (.01)       (.01)       (.02)
------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                (.165)         --          (.25)      (.22)       (.22)       (.19)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $ 7.79      $ 8.99        $11.83     $14.31      $11.19      $ 9.87
========================================================================================================================

TOTAL RETURN**                                     -11.80%     -24.01%       -15.61%     29.92%      15.60%       -0.77%
========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                $2,884      $2,732        $2,920     $2,570      $1,375         $903
Ratio of Total Expenses to
  Average Net Assets--Note C                            0%          0%            0%         0%          0%           0%
Ratio of Net Investment Income to
  Average Net Assets                                 1.70%      0.05%Y         1.68%      2.04%       2.18%        2.19%
Portfolio Turnover Rate                                 5%          2%            3%         1%          2%           0%
------------------------------------------------------------------------------------------------------------------------
 *The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Total returns do not reflect the transaction fee on purchases (0.5% from 11/3/1997 through 3/31/2000, 0.75% from
  1/1/1997 through 11/2/1997) or the $10 annual account maintenance fee applied on balances under $10,000.
 YAnnualized.

DEVELOPED MARKETS INDEX FUND

-------------------------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED                  JAN. 1 TO                   MAY 8**
                                                            OCT. 31,                   OCT. 31,               TO DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                  2002                      2001*                     2000
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $6.83                      $9.07                   $10.00
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net Investment Income                                            .12                         --                      .15
Capital Gain Distributions Received                               --                         --                       --
Net Realized and Unrealized Gain (Loss) on Investments         (1.03)                     (2.24)                    (.93)
-------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                (.91)                     (2.24)                    (.78)
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Dividends from Net Investment Income                            (.12)                        --                     (.15)
Distributions from Realized Capital Gains                         --                         --                       --
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                                             (.12)                        --                     (.15)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $5.80                      $6.83                   $ 9.07
=========================================================================================================================

TOTAL RETURN^                                                -13.61%                    -24.70%                    -7.78%
=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                            $308                       $145                       $99
Ratio of Total Expenses to Average Net Assets--Note C             0%                         0%                        0%
Ratio of Net Investment Income to Average Net Assets           1.30%                    0.04%^^                   1.66%^^
Portfolio Turnover Rate                                           5%                         9%                        8%
-------------------------------------------------------------------------------------------------------------------------
 *The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Inception.
 ^Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
^^Annualized.

66

INSTITUTIONAL DEVELOPED MARKETS INDEX FUND
-------------------------------------------------------------------------------------------------------------------------
                                                          YEAR ENDED                  JAN. 1 TO                  JUNE 1**
                                                            OCT. 31,                   OCT. 31,               TO DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                  2002                      2001*                      2000
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $6.78                      $9.01                   $10.00
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net Investment Income                                           .132                         --                      .15
Capital Gain Distributions Received                               --                         --                       --
Net Realized and Unrealized Gain (Loss) on Investments        (1.020)                     (2.23)                    (.99)
-------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                               (.888)                     (2.23)                    (.84)
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Dividends from Net Investment Income                           (.132)                        --                     (.15)
Distributions from Realized Capital Gains                         --                         --                       --
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                                            (.132)                        --                     (.15)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $5.76                      $6.78                    $ 9.01
=========================================================================================================================

TOTAL RETURN                                                 -13.41%                    -24.75%                    -8.38%
=========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                            $261                       $206                      $171
Ratio of Total Expenses to Average Net Assets--Note C             0%                         0%                        0%
Ratio of Net Investment Income to Average Net Assets           1.75%                     0.05%Y                    1.74%Y
Portfolio Turnover Rate                                           9%                         3%                        3%
-------------------------------------------------------------------------------------------------------------------------
 *The fund's fiscal year-end changed from December 31 to October 31, effective October 31, 2001.
**Inception.
 YAnnualized.

67

NOTES TO FINANCIAL STATEMENTS

Vanguard  International  Stock  Index  Funds  comprise  the  European,  Pacific,
Emerging Markets, and Total International Stock Index Funds, the Developed Markets Index Fund, and the Institutional Developed Markets Index Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The European, Pacific, and Emerging Markets Stock Index Funds each seek to match the performance of a distinct international market index by investing in common stocks. The Total International Stock Index Fund seeks to match the performance of its target index by investing in the European, Pacific, and Emerging Markets Stock Index Funds. The Developed Markets and Institutional Developed Markets Index Funds seek to match the performance of their target index by investing in the European and Pacific Stock Index Funds. The funds' direct and indirect investments in foreign securities involve investment risks not normally associated with investing in securities of U.S. corporations.

     The European and Pacific Stock Index Funds each offer three classes of shares, Investor Shares, Admiral Shares, and Institutional Shares. The Emerging Markets Stock Index Fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares were first issued on August 13, 2001, and are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million. A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. Security Valuation:  European, Pacific, and Emerging Markets Stock Index
Funds: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued by methods deemed by the board of trustees to represent fair value. Total International Stock, Developed Markets, and Institutional Developed Markets Index Funds: Investments are valued at the net asset value of each Vanguard fund determined as of the close of the New York Stock Exchange on the valuation date. All funds: Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

     2.  Foreign   Currency:   Securities  and  other  assets  and   liabilities
denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International in the calculation of its indexes.

     Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the asset or liability is settled in cash, when they are recorded as realized foreign currency gains (losses).

     3. Futures and Forward Currency Contracts: The European Stock Index Fund uses MSCI Pan-Euro Index futures contracts, and the Pacific Stock Index Fund uses Topix Index futures contracts, to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The funds may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The funds may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the funds and the prices of futures contracts, and the possibility of an illiquid market.

     The European and Pacific Stock Index Funds also enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The funds' risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

     Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

     4. Swap Contracts: The Emerging Markets Stock Index Fund has entered into equity swap contracts to earn the total return on selected stocks in the fund's target index, when investing through a swap provides a return advantage over buying the individual stocks. Under the terms of the swaps, the fund earns the total return (either receiving the increase or paying the decrease) of the referenced stock, applied to a notional amount that is the value of a designated number of shares of the stock at the beginning of the swap. The fund agrees to pay the counterparty a floating rate that is reset periodically based on short-term interest rates, less a specified interest rate spread, applied to the notional amount.

     The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. Swap income is accrued daily in the amount of net interest earned or payable and any payments in lieu of dividends by the referenced stocks. The primary risks associated with equity swaps are that a counterparty will default on its obligation to pay net amounts due to the fund, or that the fund will incur fees in the event it terminates the swap prior to the scheduled termination date.

     5. Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     6. Repurchase Agreements: Each fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     7. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

     8. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes to the European, Pacific, and Emerging Markets Stock Index Funds at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the funds under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2002, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                           CAPITAL
                      CONTRIBUTION         PERCENTAGE              PERCENTAGE OF
                       TO VANGUARD            OF FUND                 VANGAURD'S
INDEX FUND                   (000)         NET ASSETS             CAPITALIZATION
--------------------------------------------------------------------------------
European                      $817              0.02%                      0.82%
Pacific                        330              0.02                       0.33
Emerging Markets               172              0.02                       0.17
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. Under a special service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the Total International Stock, Developed Markets, and Institutional Developed Markets Index Funds. The special service agreement provides that Vanguard will reimburse the funds' expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the funds. Accordingly, all expenses incurred by the funds during the year ended October 31, 2002, were reimbursed by Vanguard.

D. During the year ended October 31, 2002, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                                (000)
                                                      --------------------------
INDEX FUND                                             PURCHASES           SALES
--------------------------------------------------------------------------------
European                                              $1,431,858        $727,892
Pacific                                                  641,137         319,120
Emerging Markets                                         584,903         572,404
Total International                                      746,727         153,679
Developed Markets                                        220,730          11,349
--------------------------------------------------------------------------------

Institutional  Developed Markets 119,896 22,200

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

     During the year ended October 31, 2002, the European, Pacific, and Emerging Markets Stock Index Funds realized net foreign currency gains (losses) of $385,000, $176,000, and $(1,702,000), respectively, which permanently increased (decreased) distributable net income for tax purposes; accordingly such gains (losses) have been reclassified from accumulated net realized gains to undistributed net investment income. The European, Pacific, and Emerging Markets Stock Index Funds also realized gains on sales of "passive foreign investment companies" of $1,113,000, $396,000, and $869,000, respectively, which have been included in current and prior periods' taxable income; accordingly such gains have been reclassified from accumulated net realized gains to undistributed net investment income.

     At October 31, 2002, the funds had the following tax-basis amounts available for distribution, and capital loss carryforwards available to offset future net capital gains:

-------------------------------------------------------------------------------------------------------------------
                                                        AMOUNT AVAILABLE
                                                        FOR DISTRIBUTION                  CAPITAL LOSS
                                                  --------------------------     ----------------------------------
                                                  ORDINARY         LONG-TERM                     EXPIRATION: FISCAL
                                                    INCOME      CAPITAL GAIN      AMOUNT               YEARS ENDING
INDEX FUND                                           (000)             (000)       (000)                 October 31
-------------------------------------------------------------------------------------------------------------------
European                                          $108,759                --    $329,517                  2008-2010
Pacific                                             17,207                --     174,264                  2006-2010
Emerging Markets                                    14,103                --     165,400                  2006-2010
Total International                                    224                --      51,127                  2009-2010
Developed Markets                                       10                --          --                         --
Institutional Developed Markets                         42                --          --                         --
-------------------------------------------------------------------------------------------------------------------

F. At October 31, 2002, net unrealized depreciation of investment securities for federal income tax purposes was:

--------------------------------------------------------------------------------
                                                 (000)
                         -------------------------------------------------------
                                                                  NET UNREALIZED
                         APPRECIATIED        DEPRECIATED            APPRECIATION
INDEX FUND                SECURITIES          SECURITIES          (DEPRECIATION)
--------------------------------------------------------------------------------
European                    $550,541        $(1,123,619)             $ (573,078)
Pacific                       64,193           (844,778)               (780,585)
Emerging Markets              52,287           (381,385)               (329,098)
Total International               --         (1,098,436)             (1,098,436)
Developed Markets                 --            (89,054)                (89,054)
Institutional Developed Markets   --           (102,325)               (102,325)
--------------------------------------------------------------------------------

At October 31, 2002, the aggregate settlement value of open futures contracts and the related unrealized depreciation were:

-----------------------------------------------------------------------------------------------------------
                                                                                           (000)
                                                                               ----------------------------
                                                                                AGGREGATE        UNREALIZED
                                                                NUMBER OF      SETTLEMENT      APPRECIATION
INDEX FUND/FUTURES CONTRACTS                               LONG CONTRACTS           VALUE    (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
European/MSCI Pan-Euro Index, exp. 12/2002                          1,130         $16,997            $ (68)
Pacific/Topix Index, exp. 12/2002                                     290          20,319             (912)
-----------------------------------------------------------------------------------------------------------

At October 31, 2002, the European and Pacific Stock Index Funds had open forward currency contracts to receive foreign currency in exchange for U.S. dollars as follows:

----------------------------------------------------------------------------------------------------
                                                                      (000)
                                         -----------------------------------------------------------
                                          CONTRACT AMOUNT
                                         -----------------
                                                                                          UNREALIZED
INDEX FUND/                              FOREIGN      U.S.       MARKET VALUE IN        APPRECIATION
CONTRACT SETTLEMENT DATE                CURRENCY   DOLLARS          U.S. DOLLARS      (DEPRECIATION)
----------------------------------------------------------------------------------------------------
European/
  Receive: 12/24/2002          EUR       17,256   $16,640               $17,052                $412
Pacific/
  Receive: 12/18/2002          JPY    2,635,730    21,891                21,558               (333)
----------------------------------------------------------------------------------------------------

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

     The European, Pacific, and Emerging Markets Stock Index Funds had net unrealized foreign currency gains (losses) of $220,000, $7,000, and $(141,000), respectively, resulting from the translation of other assets and liabilities at October 31, 2002.

     At October 31, 2002, the Emerging Markets Stock Index Fund had the following open swap contracts with Morgan Stanley & Co. International Limited as counterparty:

-------------------------------------------------------------------------------------------------------------------
                                                                                                         UNREALIZED
                                                                           NOTIONAL FLOATING  MARKET   APPRECIATION
                                                               TERMINATION   AMOUNT INTEREST   VALUE (DEPRECIATION)
FUND/COUNTRY/REFERENCED STOCK                                         DATE    (000)    RATE*   (000)          (000)
-------------------------------------------------------------------------------------------------------------------
Emerging Markets
         South Korea
                 Kia Motors                                       5/7/2003    $ 689    5.45%   $ 577         $(112)
                 KT Corp.                                        5/12/2003    1,794    3.44%   1,654          (140)
                 KT Corp.                                        5/12/2003       88    3.43%      80            (8)
                 Samsung Electronics Co. Ltd.                    5/12/2003   19,209    3.19%  20,670          1,461
                 SK Telecom Co., Ltd.                            5/13/2003    3,052    3.43%   2,718          (334)
                 SK Telecom Co., Ltd.                            5/15/2003    1,894    3.43%   1,713          (181)
                 Korea Free Telecom                              8/18/2003    1,978    2.67%   1,437          (541)
         Taiwan
                 Ambit Microsystems Corp.                         5/8/2003      526    3.35%     517            (9)
                 AU Optronics Corp.                              8/13/2003      535    2.68%     270          (265)
                 AU Optronics Corp.                              8/14/2003      439    2.68%     233          (206)
                 Austek Computer Inc.                            8/18/2003    2,012    2.67%   1,258          (754)
                 Benq Corp.                                       5/7/2003      797    3.85%     602          (195)
                 China Development Financial
                                     Holding Corp.                6/2/2003      962    3.20%     675          (287)
                 Chinatrust Financial Co.                        8/14/2003    1,930    2.68%   1,630          (300)
                 CMC Magnetics Corp.                             5/12/2003      584    4.19%     435          (149)
                 Compal Electronics Inc.                         8/12/2003    1,000    2.68%   1,266            266
                 Fubon Financial Holding Co., Ltd.               5/12/2003    1,323    3.43%   1,188          (135)
                 Gigabyte Technology Co., Ltd.                    5/8/2003      479    3.35%     335          (144)
                 Hon Hai Precision Ind.                          8/18/2003    2,012    2.67%   1,811          (201)
                 Lite-On Technology Corp.                         5/8/2003      517    4.20%     499           (18)
                 Macronix International Co., Ltd.                 5/7/2003    1,057    3.45%     436          (621)
                 Quanta Computer Inc.                            5/12/2003    1,475    3.84%     961          (514)
                 Realtek Semiconductor Corp.                      5/7/2003      720    5.35%     515          (205)
                 Ritek Corp.                                     5/12/2003      708    4.19%     421          (287)
                 Siliconware Precision Industries Co.             5/8/2003      649    4.20%     351          (298)
                 United Microelectronics Corp.                    8/6/2003    5,122    2.70%   3,336        (1,786)
                 Via Technologies Inc.                           6/10/2003      923    3.20%     444          (479)
                 Winbond Electronics Corp.                       8/12/2003      966    2.68%     934           (32)
-------------------------------------------------------------------------------------------------------------------
                                                                                                            (6,474)
-------------------------------------------------------------------------------------------------------------------
*Based on one-month London Inter-Bank Offer-Rate (LIBOR). Each contract provides for the payment of interest based on
 LIBOR less a fixed interest rate spread. At October 31, 2002, the spread was greater than LIBOR, resulting in net interest earned by the fund at the rate shown above.


G. The market value of securities on loan to broker/dealers at October 31, 2002, and collateral received with respect to such loans were:

---------------------------------------------------------------
                                                (000)
---------------------------------------------------------------
                               MARKET VALUE                CASH
                                  OF LOANED          COLLATERAL
INDEX FUND                       SECURITIES            RECEIVED
---------------------------------------------------------------
European                           $225,277            $229,644
Pacific                             178,612             189,798
---------------------------------------------------------------

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.
                                                                              73

H. Capital share transactions for each class of shares were:

----------------------------------------------------------------------------------------------------------------------------
                                                        YEAR ENDED               YEAR ENDED
                                                         OCT. 31, 2002           JAN. 1 TO OCT. 31, 2001*     DEC. 31, 2000
                                                    ------------------------------------------------------------------------
                                                      AMOUNT      SHARES        AMOUNT     SHARES       AMOUNT       SHARES
INDEX FUND                                             (000)       (000)         (000)      (000)        (000)        (000)
----------------------------------------------------------------------------------------------------------------------------
EUROPEAN
Investor Shares
  Issued                                           $ 994,408      52,718     $ 849,415     38,455  $ 1,362,782       49,685
  Issued in Lieu of Cash Distributions                88,639       4,506         2,034         96       92,036        3,537
  Redeemed                                          (669,010)    (35,340)     (883,677)   (40,911)  (1,343,759)     (49,156)
                                                 ---------------------------------------------------------------------------
    Net Increase (Decrease)--Investor Shares         414,037      21,884       (32,228)    (2,360)     111,059        4,066
Admiral Shares
  Issued                                             194,610       4,268       284,795      5,813           --           --
  Issued in Lieu of Cash Distributions                 5,932         128            --         --           --           --
  Redeemed                                           (59,157)     (1,409)       (5,044)      (113)          --           --
                                                 ---------------------------------------------------------------------------
    Net Increase (Decrease)--Admiral Shares          141,385       2,987       279,751      5,700           --           --
Institutional Shares
  Issued                                             171,326       8,794        85,468      4,002      345,393       12,772
  Issued in Lieu of Cash Distributions                 6,351         323           133          6        3,957          154
  Redeemed                                           (58,154)     (2,949)      (46,294)    (2,218)     (51,429)      (2,009)
                                                 ---------------------------------------------------------------------------
    Net Increase (Decrease)--Institutional Shares    119,523       6,168        39,307      1,790      297,921       10,917
----------------------------------------------------------------------------------------------------------------------------

PACIFIC
  Investor Shares
  Issued                                           $ 434,864      65,614     $ 368,109     45,726    $ 757,512       69,538
  Issued in Lieu of Cash Distributions                 5,988         942            --         --       22,900        2,559
  Redeemed                                          (239,505)    (36,348)     (354,736)   (44,846)    (809,469)     (75,089)
                                                 ---------------------------------------------------------------------------
    Net Increase (Decrease)--Investor Shares         201,347      30,208        13,373        880      (29,057)      (2,992)
Admiral Shares
  Issued                                              56,944       1,315        89,436      1,822           --           --
  Issued in Lieu of Cash Distributions                   387           9            --         --           --           --
  Redeemed                                           (19,828)       (464)       (1,339)       (29)          --           --
                                                 ---------------------------------------------------------------------------
    Net Increase (Decrease)-- Admiral Shares          37,503         860        88,097      1,793           --           --
Institutional Shares
  Issued                                              93,950      13,831        42,797      5,468      161,864       15,107
  Issued in Lieu of Cash Distributions                   556          87            --         --        1,301          145
  Redeemed                                           (32,718)     (4,903)      (29,119)    (3,580)     (36,471)      (3,905)
                                                 ---------------------------------------------------------------------------
    Net Increase (Decrease)--Institutional Shares     61,788       9,015        13,678      1,888      126,694       11,347
----------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                       YEAR ENDED                                          YEAR ENDED
                                                     OCT. 31, 2002          JAN. 1 to OCT. 31, 2001*     DEC. 31, 2000
                                                    ------------------      ------------------------  -------------------
                                                    AMOUNT      SHARES        AMOUNT     SHARES       AMOUNT      SHARES
INDEX FUND                                           (000)       (000)         (000)      (000)        (000)       (000)
-------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS
Investor Shares
  Issued                                         $ 257,448      29,712     $ 159,761     18,680   $ 376,769       32,848
  Issued in Lieu of Cash Distributions              17,319       2,122           979        120      20,345        2,272
  Redeemed**                                      (208,393)    (24,995)     (139,124)   (16,415)   (247,192)     (22,836)
                                                 ------------------------------------------------------------------------
    Net Increase (Decrease)--Investor Shares        66,374       6,839        21,616      2,385     149,922       12,284
                                                 ------------------------------------------------------------------------
Institutional Shares
  Issued                                            30,938       3,697        89,386     10,119      23,776        2,128
  Issued in Lieu of Cash Distributions               1,509         185            98         12         457           52
  Redeemed**                                       (21,692)     (2,649)      (25,346)    (3,378)         --           --
                                                 ------------------------------------------------------------------------
   Net Increase (Decrease)-Institutional Shares     10,755       1,233        64,138      6,753      24,233        2,180
-------------------------------------------------------------------------------------------------------------------------

TOTAL INTERNATIONAL
  Issued                                        $1,039,674     118,131      $975,040     96,153  $1,279,640       97,468
  Issued in Lieu of Cash Distributions              46,919       5,083            --         --      53,767        4,470
  Redeemed                                        (494,286)    (56,538)     (396,488)   (39,299)   (449,162)     (34,634)
                                                 ------------------------------------------------------------------------
    Net Increase (Decrease)                        592,307      66,676       578,552     56,854     884,245       67,304
-------------------------------------------------------------------------------------------------------------------------

DEVELOPED MARKETS
  Issued                                          $274,440      41,801      $122,588     15,920    $115,156       11,787
  Issued in Lieu of Cash Distributions               2,495         361            --         --       1,481          165
  Redeemed                                         (67,538)    (10,343)      (41,386)    (5,516)     (9,987)      (1,066)
                                                 ------------------------------------------------------------------------
    Net Increase (Decrease)                        209,397      31,819        81,202     10,404     106,650       10,886
-------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL DEVELOPED MARKETS
  Issued                                          $126,752      19,187       $89,882     12,201    $183,547       19,203
  Issued in Lieu of Cash Distributions               2,261         330            --         --       1,321          148
  Redeemed                                         (31,321)     (4,593)       (5,942)      (794)     (3,115)        (342)
                                                 ------------------------------------------------------------------------
    Net Increase (Decrease)                         97,692      14,924        83,940     11,407     181,753       19,009
-------------------------------------------------------------------------------------------------------------------------
EUR--Euro.
JPY--Japanese Yen.
 *The fund's fiscal year-end changed from December 31 to October 31,  effective
  October 31, 2001.
**Emerging  Markets  Stock  Index Fund  amounts  are net of  redemption  fees of
  $949,000, $442,000, and $1,228,000, respectively (fund totals).

REPORT OF INDEPENDENT ACCOUNTANTS

To the shareholders and trustees oF Vanguard International Stock Index Funds:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund, Vanguard Emerging Markets Stock Index Fund, Vanguard Total International Stock Index Fund, Vanguard Developed Markets Index Fund and Vanguard Institutional Developed Markets Index Fund (separate portfolios of Vanguard International Stock Index Funds, hereafter referred to as the "Funds") at October 31, 2002, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodians and broker, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
PHILADELPHIA, PENNSYLVANIA

DECEMBER 11, 2002

--------------------------------------------------------------------------------
SPECIAL 2002 TAX INFORMATION
  (UNAUDITED) FOR VANGUARD INTERNATIONAL STOCK INDEX FUNDS

This information for the fiscal period ended October 31, 2002, is included pursuant to provisions of the Internal Revenue Code.
     The European Stock Index, Pacific Stock Index, and Emerging Markets Stock Index Funds have elected to pass through to shareholders taxes paid in foreign countries. The foreign income and foreign tax paid per share outstanding on October 31, 2002, are as follows:

-------------------------------------------------------
                                    GROSS
                                  FOREIGN       FOREIGN
COUNTRY                         DIVIDENDS           TAX
-------------------------------------------------------
European Stock Index Fund
Austria                            0.0008        0.0001
Belgium                            0.0079        0.0001
Denmark                            0.0027        0.0000
Finland                            0.0091        0.0000
France                             0.0483        0.0034
Germany                            0.0288        0.0005
Greece                             0.0037        0.0000
Ireland                            0.0047        0.0000
Italy                              0.0309        0.0002
Netherlands                        0.0413        0.0049
Norway                             0.0034        0.0000
Portugal                           0.0029        0.0005
Spain                              0.0146        0.0016
Sweden                             0.0095        0.0000
Switzerland                        0.0351        0.0006
United Kingdom                     0.2483        0.0224
Pacific Stock Index Fund
Australia                          0.0337        0.0004
Hong Kong                          0.0133        0.0000
Japan                              0.0388        0.0047
New Zealand                        0.0017        0.0001
Singapore                          0.0063        0.0012
Emerging Markets Stock Index Fund
Argentina                          0.0003        0.0000
Brazil                             0.0373        0.0038
China                              0.0170        0.0000
Czech Republic                     0.0010        0.0001
Hungary                            0.0014        0.0002
Indonesia                          0.0039        0.0006
Israel                             0.0026        0.0006
Mexico                             0.0204        0.0002
Philippines                        0.0012        0.0003
Poland                             0.0019        0.0003
South Africa                       0.0493        0.0000
South Korea                        0.0177        0.0031
Taiwan                             0.0162        0.0068
Thailand                           0.0038        0.0003
Turkey                             0.0005        0.0000
-------------------------------------------------------

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78

THE VANGUARD(R) FAMILY OF FUNDS

STOCK FUNDS
500 Index Fund
Calvert Social Index Fund
Capital Opportunity Fund
Capital Value Fund
Convertible Securities Fund
Developed Markets Index Fund
Emerging Markets Stock Index Fund
Energy Fund
Equity Income Fund
European Stock Index Fund
Explorer(TM) Fund
Extended Market Index Fund
Global Equity Fund
Growth and Income Fund
Growth Equity Fund
Growth Index Fund
Health Care Fund
Institutional Developed Markets Index Fund
Institutional Index Fund
Institutional Total Stock Market Index Fund
International Explorer(TM) Fund
International Growth Fund
International Value Fund
Mid-Cap Growth Fund
Mid-Cap Index Fund
Morgan(TM) Growth Fund
Pacific Stock Index Fund
Precious Metals Fund
PRIMECAP Fund
REIT Index Fund
Selected Value Fund
Small-Cap Growth Index Fund
Small-Cap Index Fund
Small-Cap Value Index Fund
Strategic Equity Fund
Tax-Managed Capital Appreciation Fund
Tax-Managed Growth and Income Fund
Tax-Managed International Fund
Tax-Managed Small-Cap Fund
Total International Stock Index Fund
Total Stock Market Index Fund
U.S. Growth Fund
U.S. Value Fund
Utilities Income Fund
Value Index Fund
Windsor(TM) Fund
Windsor(TM) II Fund

BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
LifeStrategy(R) Conservative Growth Fund
LifeStrategy(R) Growth Fund
LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate Growth Fund
STAR(TM) Fund
Tax-Managed Balanced Fund
Wellesley(R) Income Fund
Wellington(TM) Fund


BOND FUNDS
GNMA Fund
High-Yield Corporate Fund
High-Yield Tax-Exempt Fund
Inflation-Protected Securities Fund
Institutional Total Bond Market Index Fund
Insured Long-Term Tax-Exempt Fund
Intermediate-Term Bond Index Fund
Intermediate-Term Corporate Fund
Intermediate-Term Tax-Exempt Fund
Intermediate-Term Treasury Fund
Limited-Term Tax-Exempt Fund
Long-Term Bond Index Fund
Long-Term Corporate Fund
Long-Term Tax-Exempt Fund
Long-Term Treasury Fund
Short-Term Bond Index Fund
Short-Term Corporate Fund
Short-Term Federal Fund
Short-Term Tax-Exempt Fund
Short-Term Treasury Fund
State Tax-Exempt Bond Funds
 (California, Florida, Massachusetts,
 New Jersey, New York, Ohio,
 Pennsylvania)
Total Bond Market Index Fund

MONEY MARKET FUNDS
Admiral(TM) Treasury Money Market Fund
Federal Money Market Fund
Prime Money Market Fund
State Tax-Exempt Money Market
 Funds (California, New Jersey,
 New York, Ohio, Pennsylvania)
Tax-Exempt Money Market Fund
Treasury Money Market Fund

VARIABLE ANNUITY
Balanced Portfolio
Capital Growth Portfolio
Diversified Value Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth Portfolio
High Yield Bond Portfolio
International Portfolio
Mid-Cap Index Portfolio
Money Market Portfolio
REIT Index Portfolio
Short-Term Corporate Portfolio
Small-Cap Index Portfolio
Small Company Growth Portfolio
Total Bond Market Index Portfolio
Total Stock Market Portfolio


For information about Vanguard funds and annuities, including charges and expenses, obtain a prospectus from The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482-2600. Read it carefully before you invest or send money.

[graphic]
THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

     Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the

NAME                     POSITION(S) HELD WITH FUND
(YEAR OF BIRTH)          (NUMBER OF VANGUARD FUNDS
TRUSTEE/OFFICER SINCE    OVERSEEN BY TRUSTEE/OFFICER)        PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*         Chairman of the Board,              Chairman of the Board, Chief Executive Officer, and Director/Trustee
(1954)                   Chief Executive Officer,            of The Vanguard Group, Inc., and of each of the investment companies
May 1987                 and Trustee                         served by The Vanguard Group.
                         (112)
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
CHARLES D. ELLIS         Trustee                             The Partners of '63 (pro bono ventures in education); Senior Adviser
(1937)                   (112)                               to Greenwich Associates (international business strategy consulting);
January 2001                                                 Successor Trustee of Yale University; Overseer of the Stern School of
                                                             Business at New York University; Trustee of the Whitehead Institute
                                                             for Biomedical Research.
------------------------------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA           Trustee                             Chairman and Chief Executive Officer (since October 1999), Vice
(1945)                   (90)                                Chairman (January-September 1999), and Vice President (prior to
                                                             December 2001 September 1999) of Rohm and Haas Co.(chemicals); Director of Technitrol, Inc. (electronic components), and Agere Systems
                                                             (communications components); Board Member of the American Chemistry
                                                             Council; Trustee of Drexel University.
------------------------------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN HEISEN   Trustee                             Vice President, Chief Information Officer, and Member of the Executive
(1950)                   (112)                               Committee of Johnson & Johnson (pharmaceuticals/consumer products);
                                                             July 1998 Director of the Medical Center at Princeton and Women's
                                                             Research and Education Institute.

------------------------------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL        Trustee                             Chemical Bank Chairman's Professor of Economics, Princeton University;
(1932)                   (110)                               Director of Vanguard Investment Series plc (Irish investment fund)
                                                             (since May 1977 November 2001), Vanguard Group (Ireland) Limited (Irish
                                                             investment management firm) (since November 2001), Prudential Insurance
                                                             Co. of America, BKF Capital (investment management), The Jeffrey Co.
                                                             (holding company), and NeuVis, Inc. (software company).
------------------------------------------------------------------------------------------------------------------------------------
ALFRED M. RANKIN, Jr.    Trustee                             Chairman, President, Chief Executive Officer, and Director of NACCO
(1941)                   (112)                               Industries, Inc. (forklift trucks/housewares/lignite); Director of
                                                             Goodrich January 1993 Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (a supplier for the automotive industry) until 1998.
------------------------------------------------------------------------------------------------------------------------------------
J. LAWRENCE WILSON       Trustee                             Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(1936)                   (112)                               (chemicals); Director of Cummins Inc. (diesel engines), The Mead
                                                             April 1985 Corp. (paper products), and AmerisourceBergen Corp.
                                                             (pharmaceutical distribution); Trustee of Vanderbilt University.
------------------------------------------------------------------------------------------------------------------------------------

activities of the funds. Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

     Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

------------------------------------------------------------------------------------------------------------------------------------
NAME                       POSITION(S) HELD WITH FUND
(YEAR OF BIRTH)            (NUMBER OF VANGUARD FUNDS       PRINCIPAL OCCUPATION(S)
TRUSTEE/OFFICER  SINCE     OVERSEEN BY TRUSTEE/OFFICER)    DURING THE PAST FIVE YEARS

EXECUTIVE OFFICERS*
R. GREGORY BARTON          Secretary                       Managing Director and General Counsel of The Vanguard Group, Inc.
(1951)                     (109)                           (since September 1997); Secretary of The Vanguard Group and of
                                                           June 2001 each of the investment companies served by The Vanguard Group;
                                                           Principal of The Vanguard Group (prior to September 1997).


THOMAS J. HIGGINS          Treasurer                       Principal of The Vanguard Group, Inc.; Treasurer of each of the
(1957)                     (109)                           investment companies served by The Vanguard Group.
July 1998

------------------------------------------------------------------------------------------------------------------------------------
* Officers of the funds are  "interested  persons" as defined in the  Investment
Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology.    F. William McNabb, III, Institutional Investor Group.
James H. Gately, Direct Investor Services.      Michael S. Miller, Planning and Development.
Kathleen C. Gubanich, Human Resources.          Ralph K. Packard, Finance.
Ian A. MacKinnon, Fixed Income Group.           George U. Sauter, Quantitative Equity Group.

--------------------------------------------------------------------------------
John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.
--------------------------------------------------------------------------------

Vanguard,  The  Vanguard  Group,  Vanguard.com,   Admiral,   Consolidated  View,
Explorer, Morgan, LifeStrategy, PlainTalk, STAR, Wellesley, Wellington, Windsor, and the ship logo are trademarks of The Vanguard Group, Inc.

Standard & Poor's 500 and 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund.

All other marks are the exclusive property of their respective owners.

                                                                     [SHIP LOGO]
                                                           THE VANGUARD GROUP[R]
                                                            POST OFFICE BOX 2600
                                                     VALLEY FORGE, PA 19482-2600

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are copyrighted by Michael Kahn.

FOR MORE INFORMATION
This report is intended for the funds'  shareholders.  It may not be distributed
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     To receive a free copy of the  prospectus  or the  Statement of  Additional
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Q720 122002